JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 92.8%(a)
Alabama — 3.2%
Alabama Federal Aid Highway Finance Authority
Rev., 5.00%, 9/1/2023	20	22
Series B, Rev., 5.00%, 9/1/2023	30	34
Series 2016A, Rev., 5.00%, 9/1/2032	365	453
Series A, Rev., 5.00%, 9/1/2032	25	32
Alabama Public School and College Authority, Capital Improvement
Series 2014-B, Rev., 5.00%, 1/1/2023	50	55
Series 2013-C, Rev., 5.00%, 9/1/2023	65	73
Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,299
Series 2019A, Rev., 4.00%, 5/1/2033	85	105
Alabama Special Care Facilities Financing Authority-Birmingham
Rev., 5.00%, 6/1/2023	115	128
Auburn University, General Fee
Series 2018A, Rev., 5.00%, 6/1/2023	75	84
Birmingham Airport Authority
Rev., 5.00%, 7/1/2025	250	297
Rev., 5.00%, 7/1/2026	225	275
Rev., 5.00%, 7/1/2027	250	313
Rev., 5.00%, 7/1/2028	350	447
Rev., 5.00%, 7/1/2029	375	487
Rev., 5.00%, 7/1/2030	250	330
Rev., 5.00%, 7/1/2031	175	230
Rev., 5.00%, 7/1/2032	150	195
Black Belt Energy Gas District
Series 2020A-1, Rev., 4.00%, 10/1/2026(b)	4,235	4,963
Black Belt Energy Gas District, Gas Prepay
Series 2018A, Rev., 4.00%, 12/1/2023(b)	5,500	6,027
City of Birmingham
Series 2018B, GO, 4.00%, 12/1/2032	570	680
Series 2018B, GO, 4.00%, 12/1/2033	375	446
Series 2018B, GO, 4.00%, 12/1/2034	510	606
Series 2018B, GO, 4.00%, 12/1/2035	500	590
City of Huntsville
Series A, Rev., 5.00%, 12/1/2023	35	40
Series 2018-A, GO, 5.00%, 5/1/2029	100	129
Series A, GO, 5.00%, 5/1/2030	2,765	3,545
Series A, GO, 5.00%, 5/1/2031	3,035	3,873
Series 2018-A, GO, 5.00%, 5/1/2033	70	89
City of Madison
GO, 5.00%, 4/1/2023	25	28
City of Mobile, Industrial Development Board, Pollution Control, Alabama Power Co., Barry Plant Project
Series 2007A, Rev., 1.00%, 6/26/2025(b)	4,750	4,799
County of Mobile, Improvement Warrants
Series C, GO, 5.00%, 8/1/2022(c)	25	27
GO, 5.00%, 2/1/2033	25	32
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc.
Series 2016A, Rev., 5.00%, 2/1/2025	320	371
Jacksonville State University
Rev., 4.00%, 12/1/2025	385	442
Rev., 4.00%, 12/1/2026	550	643
Rev., 4.00%, 12/1/2027	1,685	1,994
Rev., 5.00%, 12/1/2028	1,545	1,966
Rev., 5.00%, 12/1/2029	1,465	1,896
Rev., 5.00%, 12/1/2030	1,530	1,994
Lower Alabama Gas District (The)
Rev., 4.00%, 12/1/2025(b)	32,500	37,509
Montgomery County Public Building Authority, Facilities Project
Rev., 5.00%, 3/1/2026	1,735	1,993
Rev., 5.00%, 3/1/2027	3,590	4,123
Rev., 5.00%, 3/1/2029	3,910	4,478
Selma Industrial Development Board, International Paper Co. Project
Series 2020A, Rev., 1.37%, 6/16/2025(b)	2,670	2,747
Shelby County Board of Education 5.00%, 2/1/2025	50	59
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024(b)	34,000	37,567
Series A, Rev., 5.00%, 4/1/2024	20,845	23,837
Southeast Alabama Gas Supply District (The), Project No. 2
Series 2018A, Rev., 4.00%, 6/1/2024(b)	16,015	17,815
UAB Medicine Finance Authority

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019B, Rev., 5.00%, 9/1/2035	55	70
University of South Alabama, University Facility
Rev., AGM, 5.00%, 4/1/2030	175	232
Rev., AGM, 5.00%, 4/1/2031	425	558
Rev., AGM, 5.00%, 4/1/2033	2,080	2,685
University of West Alabama, General Fee
Rev., AGM, 5.00%, 1/1/2026	180	217
Rev., AGM, 5.00%, 1/1/2027	100	124
Rev., AGM, 5.00%, 1/1/2028	200	252
Rev., AGM, 5.00%, 1/1/2029	200	258
Rev., AGM, 5.00%, 1/1/2030	200	262
Water Works Board of the City of Birmingham (The)
Series 2016A, Rev., 5.00%, 1/1/2023	65	71
Series 2016A, Rev., 5.00%, 1/1/2030	150	188

Total Alabama		176,084

Alaska — 0.5%
Alaska Housing Finance Corp., Capital Project
Series 2019B, Rev., 5.00%, 6/1/2026	20	25
Alaska Industrial Development and Export Authority, Providence Health and Services
Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,268
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project
Series 2019A, Rev., 5.00%, 10/1/2024	800	926
Series 2019A, Rev., 5.00%, 10/1/2025	1,325	1,584
Series 2019A, Rev., 5.00%, 10/1/2026	1,385	1,701
Series 2019A, Rev., 5.00%, 10/1/2027	1,455	1,824
Series 2019A, Rev., 5.00%, 10/1/2028	1,530	1,953
Alaska Municipal Bond Bank Authority
Series 1, Rev., 5.00%, 12/1/2025	750	905
Series 1, Rev., 5.00%, 12/1/2026	680	839
Series 1, Rev., 5.00%, 12/1/2027	1,950	2,453
Series 1, Rev., 5.00%, 12/1/2028	1,235	1,580
Series 1, Rev., 5.00%, 12/1/2029	1,275	1,660
Series 1, Rev., 5.00%, 12/1/2030	875	1,161
Municipality of Anchorage
Series 2018D, GO, 4.00%, 9/1/2023	95	104
Series C, GO, 5.00%, 9/1/2028	1,675	2,213

Total Alaska		28,196

Arizona — 1.8%
Arizona Department of Transportation State Highway Fund
Rev., 5.00%, 7/1/2031	25	31
Arizona Industrial Development Authority, Children’s National Medical Center
Series 2020A, Rev., 4.00%, 9/1/2035	200	233
Series 2020A, Rev., 4.00%, 9/1/2036	355	412
Series 2020A, Rev., 4.00%, 9/1/2037	820	947
Series 2020A, Rev., 4.00%, 9/1/2039	810	931
Series 2020A, Rev., 4.00%, 9/1/2046	2,750	3,107
Arizona Industrial Development Authority, Equitable School Revolving Fund
Series 2020A, Rev., 4.00%, 11/1/2026	1,000	1,182
Series 2020A, Rev., 4.00%, 11/1/2028	1,000	1,211
Series 2020A, Rev., 4.00%, 11/1/2029	3,005	3,665
Series 2020A, Rev., 4.00%, 11/1/2030	1,250	1,543
Series 2020A, Rev., 5.00%, 11/1/2031	800	1,057
Series 2020A, Rev., 5.00%, 11/1/2032	650	854
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2022	675	679
Series 2019A, Rev., 5.00%, 1/1/2023	610	615
Series 2019A, Rev., 5.00%, 1/1/2024	1,475	1,491
Series 2019A, Rev., 5.00%, 1/1/2025	1,800	1,821
Series 2019A, Rev., 5.00%, 1/1/2026	1,875	1,894
Series 2019A, Rev., 5.00%, 1/1/2027	1,850	1,861
Series 2019A, Rev., 5.00%, 1/1/2028	1,500	1,503

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.00%, 1/1/2029	660	658
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	3,630
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	3,703
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	3,798
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	3,904
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	1,704
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,185
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	1,742
Series 2019A, Rev., 5.00%, 1/1/2037	500	472
Series 2019A, Rev., 5.00%, 1/1/2038	500	469
Series 2019A, Rev., 4.25%, 1/1/2039	545	458
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,098
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,585
Arizona Industrial Development Authority, Pebble Campus Project
Series 2020A, Rev., 4.00%, 7/15/2030(d)	250	272
Series 2020A, Rev., 5.00%, 7/15/2040(d)	415	463
Arizona Industrial Development Authority, Phoenix Children’s Hospital
Series 2020A, Rev., 5.00%, 2/1/2026	125	153
Series 2020A, Rev., 5.00%, 2/1/2027	125	157
Series 2020A, Rev., 5.00%, 2/1/2028	125	160
Series 2020A, Rev., 5.00%, 2/1/2029	200	260
Series 2020A, Rev., 5.00%, 2/1/2030	150	198
Series 2020A, Rev., 5.00%, 2/1/2031	250	329
Series 2020A, Rev., 5.00%, 2/1/2032	200	261
Series 2020A, Rev., 5.00%, 2/1/2033	300	388
Series 2020A, Rev., 5.00%, 2/1/2034	1,300	1,674
Series 2020A, Rev., 5.00%, 2/1/2037	1,080	1,372
Series 2020A, Rev., 5.00%, 2/1/2040	600	756
Arizona State University
Series 2019B, Rev., 5.00%, 7/1/2023	40	45
Series 2017B, Rev., 5.00%, 7/1/2029	75	95
Series 2017B, Rev., 5.00%, 7/1/2034	920	1,145
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,241
Series 2016B, Rev., 5.00%, 7/1/2042	30	36
Arizona Transportation Board
Rev., 5.00%, 7/1/2022	50	54
Rev., 5.00%, 7/1/2023	95	106
Arizona Water Infrastructure Finance Authority, Water Quality
Series 2014A, Rev., 5.00%, 10/1/2025	30	35
Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,943
City of Cottonwood
Rev., AGM, 5.00%, 7/1/2026	10	12
City of Glendale, Water and Sewer, Senior Lien
Rev., 5.00%, 7/1/2028	1,000	1,070
City of Mesa
GO, 4.00%, 7/1/2033	30	37
City of Mesa, Utility System
Series 2019C, Rev., 5.00%, 7/1/2023	30	34
Series 2019A, Rev., 5.00%, 7/1/2029	40	54
Series 2019C, Rev., 5.00%, 7/1/2029	30	40
Rev., 4.00%, 7/1/2031	50	58
Series 2019A, Rev., 5.00%, 7/1/2031	25	33
Series 2019A, Rev., 5.00%, 7/1/2033	25	33
Series 2019A, Rev., 5.00%, 7/1/2043	95	122
City of Peoria
Series B, GO, 5.00%, 7/15/2023	35	39
City of Phoenix Civic Improvement Corp.
Rev., 5.00%, 7/1/2022	25	27
Rev., 5.00%, 7/1/2023	25	28
Series 2014A, Rev., 5.00%, 7/1/2023	50	56
Series 2014B, Rev., 5.00%, 7/1/2023	35	39
Series 2017D, Rev., 5.00%, 7/1/2024	275	318
Series 2017B, Rev., 5.00%, 7/1/2027	150	190
Series 2017D, Rev., 5.00%, 7/1/2029	190	236

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., AMT, 5.00%, 7/1/2037	1,000	1,217
City of Phoenix Civic Improvement Corp., Capital Appreciation
Series 2005B, Rev., BHAC-CR, FGIC, 5.50%, 7/1/2035	75	113
City of Scottsdale, Water and Sewer
Rev., 5.25%, 7/1/2021	1,430	1,472
Rev., 5.25%, 7/1/2023	1,875	2,119
City of Surprise
Rev., 5.00%, 7/1/2025	20	24
County of Maricopa
Series A, COP, 5.00%, 7/1/2024	125	146
County of Pima
Series 2020A, COP, 5.00%, 12/1/2021	25	26
County of Pima, Sewer System
Series B, Rev., 5.00%, 7/1/2021(c)	1,000	1,028
Rev., 5.00%, 7/1/2023	30	34
County of Pinal
Rev., 4.00%, 8/1/2037	75	88
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	784
Series 2018A, Rev., 5.00%, 7/1/2029	1,300	1,447
Kyrene Elementary School District No. 28
Series 2017B, GO, 5.00%, 7/1/2027	100	128
Series 2019A, GO, 5.00%, 7/1/2029	55	72
Maricopa County Elementary School District No. 92-Pendergast Elementary, School Improvement, Project of 2016
Series 2016A, GO, 5.00%, 7/1/2023	20	22
Series 2016D, GO, 5.00%, 7/1/2027	700	893
Maricopa County High School District No. 214 Tolleson Union High School, School Improvement, Project of 2017
Series 2017B, GO, 5.00%, 7/1/2026	20	25
Series 2017A, GO, 5.00%, 7/1/2027	35	45
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2033	500	619
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,234
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,231
Maricopa County Special Health Care District
Series 2018C, GO, 5.00%, 7/1/2031	25	31
Series 2018C, GO, 5.00%, 7/1/2033	25	31
Maricopa County Unified School District No. 4 Mesa, School Improvement
Series 2019A, GO, 5.00%, 7/1/2028	25	33
Maricopa County Unified School District No. 48 Scottsdale, School Improvement, Project of 2016
Series 2017B, GO, 5.00%, 7/1/2031	25	32
Maricopa County Unified School District No. 95, Queen Creek, School Improvement
GO, 5.00%, 7/1/2028	225	274
GO, 5.00%, 7/1/2029	500	606
Maricopa County Unified School District No. 97-Deer Valley, School Improvement, Project of 2013
Series 2013D, GO, 5.00%, 7/1/2023	50	56
Series 2019E, GO, 5.00%, 7/1/2027	50	65
Maricopa County Unified School District No. 9-Wickenburg, School Improvement
Series 2017A, GO, AGM, 4.00%, 7/1/2023	50	55
Maricopa County Union High School District No. 216 Agua Fria, School Improvement
GO, 4.00%, 7/1/2034	50	61
GO, 4.00%, 7/1/2036	90	108
Mohave County Unified School District No. 1 Lake Havasu, School Improvement, Project of 2016
Series 2017A, GO, 4.00%, 7/1/2030	30	35
Pima County Community College District
Rev., 5.00%, 7/1/2030	60	78
Pima County Elementary School District No. 39 Continental, School Improvement, Project of 2010
Series B, GO, AGM, 3.75%, 7/1/2029	20	21
Pima County Regional Transportation Authority
Rev., 5.00%, 6/1/2026	25	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pinal County School District No. 1 Florence
GO, 5.00%, 7/1/2023	70	78
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.25%, 7/1/2025	1,000	1,178
Salt River Project Agricultural Improvement and Power District, Arizona Salt River Project
Series 2011A, Rev., 5.00%, 12/1/2022	70	73
Series 2016A, Rev., 5.00%, 1/1/2023	20	22
Series A, Rev., 5.00%, 12/1/2028	1,005	1,053
Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,668
Series 2019A, Rev., 5.00%, 1/1/2037	55	73
Scottsdale Municipal Property Corp., Excise Tax
Rev., 5.00%, 7/1/2026	1,570	1,974
University of Arizona (The)
Series 2012A, Rev., 5.00%, 6/1/2022	1,000	1,069
Rev., 5.00%, 6/1/2026	10	11
University of Arizona (The), Green Bond
Series 2016B, Rev., 5.00%, 6/1/2029	350	430
University of Arizona (The), Stimulus Plan for Economic and Educational Development Tax Exempt
Series 2020A, Rev., 5.00%, 8/1/2036	75	98
Yavapai County IDA, Hospital, Yavapai Regional Medical Center
Series A, Rev., 5.25%, 8/1/2033	1,000	1,100

Total Arizona		99,123

Arkansas — 0.0%(e)
County of St. Francis, Sales and Use Tax
Rev., 4.00%, 8/1/2023	530	575
Rev., 4.00%, 8/1/2027	400	461
Pulaski County Special School District
GO, 3.00%, 2/1/2021	15	15
State of Arkansas, Federal Highway
GO, GAN, 5.00%, 10/1/2025	10	12
University of Arkansas Student Fee, UALR Campus
Rev., 5.00%, 10/1/2023	100	113
University of Arkansas, Various Facility Fayetteville Campus
Series 2014A, Rev., 4.50%, 11/1/2026	45	52

Total Arkansas		1,228

California — 9.1%
Alameda County Joint Powers Authority, Multiple Capital Projects
Series 2013A, Rev., 5.00%, 12/1/2024	200	228
Series 2013A, Rev., 5.25%, 12/1/2025	75	86
Series 2013A, Rev., 5.25%, 12/1/2027	50	58
Alhambra Unified School District
Series 2016-A, GO, 5.00%, 8/1/2038	100	128
Anaheim Union High School District
GO, 5.00%, 8/1/2022	25	27
GO, 5.00%, 8/1/2025	65	76
Antelope Valley Union High School District
GO, 4.00%, 8/1/2022	55	58
Arcadia Unified School District
GO, 4.00%, 8/1/2038	9,385	10,803
Baldwin Park Unified School District
GO, AGM, 4.00%, 8/1/2021	20	20
Banning Unified School District
GO, AGM, 5.00%, 8/1/2027	100	124
Bay Area Toll Authority, Toll Bridge, San Francisco
Series S-7, Rev., 4.00%, 4/1/2029	225	268
Series 2017S-7, Rev., 4.00%, 4/1/2033	35	41
Series 2019S-H, Rev., 5.00%, 4/1/2044	50	63
Bay Area Water Supply and Conservation Agency
Series 2013 A, Rev., 5.00%, 10/1/2026	60	67
Belmont Joint Powers Financing Authority
Rev., 5.00%, 8/1/2024	20	24
Berryessa Union School District
Series A, GO, 5.00%, 8/1/2026	50	59
Series A, GO, 5.00%, 8/1/2027	50	58
Beverly Hills Unified School District
GO, 5.00%, 8/1/2026	30	37
Brentwood Union School District
GO, 5.00%, 8/1/2031	20	25
Calexico Financing Authority
Series 2020A, Rev., AGM, 4.00%, 11/1/2023	150	165
Series 2020A, Rev., AGM, 4.00%, 11/1/2024	250	283

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., AGM, 4.00%, 11/1/2026	150	177
Series 2020A, Rev., AGM, 4.00%, 11/1/2027	125	150
Series 2020A, Rev., AGM, 4.00%, 11/1/2028	555	676
Series 2020A, Rev., AGM, 4.00%, 11/1/2029	580	716
Series 2020A, Rev., AGM, 4.00%, 11/1/2030	585	731
Series 2020A, Rev., AGM, 4.00%, 11/1/2031	445	552
Series 2020A, Rev., AGM, 4.00%, 11/1/2032	460	565
Series 2020A, Rev., AGM, 4.00%, 11/1/2033	380	460
Series 2020A, Rev., AGM, 4.00%, 11/1/2034	275	331
Series 2020A, Rev., AGM, 4.00%, 11/1/2035	285	341
California Community College Financing Authority, West Valley Mission Community College District
Rev., 5.00%, 6/1/2025(c)	55	67
California County Tobacco Securitization Agency, Senior
Series 2020A, Rev., 5.00%, 6/1/2024	350	408
Series 2020A, Rev., 5.00%, 6/1/2027	400	509
Series 2020A, Rev., 5.00%, 6/1/2028	500	649
Series 2020A, Rev., 5.00%, 6/1/2029	400	532
Series 2020A, Rev., 5.00%, 6/1/2030	250	338
Series 2020A, Rev., 5.00%, 6/1/2031	250	334
Series 2020A, Rev., 5.00%, 6/1/2032	250	331
Series 2020A, Rev., 5.00%, 6/1/2033	300	393
Series 2020A, Rev., 4.00%, 6/1/2034	200	242
California Educational Facilities Authority
Series 2017B, Rev., 5.00%, 4/1/2035	80	99
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,222
Series 2015A, Rev., 5.00%, 1/1/2029	880	1,073
Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,441
Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,969
Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,416
Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,417
California Educational Facilities Authority, Pepperdine University
Rev., 5.00%, 9/1/2022(c)	315	341
California Educational Facilities Authority, Stanford University
Series U-7, Rev., 5.00%, 6/1/2046	6,000	9,729
California Health Facilities Financing Authority
Series 2019A, Rev., 5.00%, 11/1/2024	30	35
Series A, Rev., 5.00%, 8/15/2026	45	57
Series 2017A, Rev., 5.00%, 11/15/2031	110	140
Series 2017A, Rev., 5.00%, 11/15/2032	25	32
Series 2017A, Rev., 5.00%, 11/15/2033	50	63
Series 2018A, Rev., 5.00%, 11/15/2035	25	32
Series 2018A, Rev., 5.00%, 11/15/2036	35	44
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2027	6,250	7,626
California Health Facilities Financing Authority, Kaiser Permanente
Series 2006C, Rev., 5.00%, 11/1/2029(b)	5,000	6,725
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,592
California Health Facilities Financing Authority, Memorial Health Services
Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,623
California Health Facilities Financing Authority, On Lok Senior Health Service
Rev., 3.00%, 8/1/2024	100	107
Rev., 3.00%, 8/1/2025	50	54
Rev., 3.00%, 8/1/2027	150	164
Rev., 3.00%, 8/1/2028	130	142
Rev., 3.00%, 8/1/2029	150	164
Rev., 5.00%, 8/1/2040	600	735
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2021(c)	2,000	2,068

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016A, Rev., 3.25%, 11/15/2025(c)	1,425	1,628
Series 2016A, Rev., 5.00%, 11/15/2025(c)	1,550	1,906
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group
Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,128
California Infrastructure and Economic Development Bank, Clean Water State Revolving Fund
Rev., 5.00%, 10/1/2026	60	75
Rev., 5.00%, 10/1/2032	25	32
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project
Rev., 5.00%, 2/1/2023	15	16
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund
Series 2015A, Rev., 5.00%, 10/1/2021	50	52
Series 2015A, Rev., 5.00%, 10/1/2027	40	49
Series 2015A, Rev., 5.00%, 10/1/2029	145	177
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	180
Rev., 5.00%, 10/1/2027	150	183
Rev., 5.00%, 10/1/2028	150	187
California Municipal Finance Authority, Civic Center Infrastructure Improvement Program
Rev., 5.00%, 6/1/2023	80	89
Rev., 5.00%, 6/1/2027	75	95
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2028	900	1,095
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,509
California Municipal Finance Authority, Electric Utility Distribution System
Rev., 5.00%, 10/1/2022	25	27
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,178
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,954
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2029	700	818
Rev., 5.00%, 10/15/2030	500	582
Rev., 5.00%, 10/15/2031	535	621
California State Public Works Board
Series F, Rev., 5.00%, 5/1/2026	3,100	3,727
Series F, Rev., 5.00%, 5/1/2027	5,000	6,003
California State Public Works Board, Business Unit II at the Irvine Campus
Series 2012B, Rev., 4.13%, 6/1/2022(c)	15	16
California State Public Works Board, California State University, Various Capital Projects
Series C, Rev., 5.00%, 3/1/2032	3,025	3,782
California State Public Works Board, California State University, Various University Projects
Series 2013H, Rev., 5.00%, 9/1/2023(c)	13,405	15,147
California State University, Systemwide
Series 2012A, Rev., 4.00%, 11/1/2022(c)	145	155
Series 2017A, Rev., 5.00%, 11/1/2029	100	127
Series 2014A, Rev., 5.00%, 11/1/2030	2,285	2,686
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,607
Series 2016A, Rev., 5.00%, 11/1/2045	30	36
California Statewide Communities Development Authority, Adventist Health System
Series 2018A, Rev., 4.00%, 3/1/2042	1,445	1,634
California Statewide Communities Development Authority, Emanate Health, Tax-Exempt
Series 2020A, Rev., 5.00%, 4/1/2027	720	904
Series 2020A, Rev., 5.00%, 4/1/2028	755	969
Series 2020A, Rev., 5.00%, 4/1/2029	400	523
Series 2020A, Rev., 5.00%, 4/1/2030	1,305	1,738
Series 2020A, Rev., 5.00%, 4/1/2031	365	481
Series 2020A, Rev., 5.00%, 4/1/2032	900	1,177

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 5.00%, 4/1/2033	2,880	3,734
Series 2020A, Rev., 5.00%, 4/1/2034	1,910	2,468
Series 2020A, Rev., 5.00%, 4/1/2035	650	838
Series 2020A, Rev., 4.00%, 4/1/2045	1,000	1,152
Calleguas Municipal Water District
Series 2016A, Rev., 5.00%, 7/1/2023	35	39
Capistrano Unified School District Community Facilities District No. 90-2
Rev., AGM, 4.00%, 9/1/2023	35	39
Castaic Lake Water Agency, Water System Improvement Project
Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	10,132
Central Contra Costa Sanitary District
Series 2018A, Rev., 5.00%, 9/1/2026	25	32
Central Unified School District
GO, 5.00%, 8/1/2025	110	132
Cerritos Community College District
Series 2019C, GO, 5.00%, 8/1/2026	130	165
Series A, GO, 5.00%, 8/1/2029	45	52
Chabot-Las Positas Community College District
GO, 5.00%, 8/1/2021	25	26
GO, 5.00%, 8/1/2025	100	112
Chaffey Community College District
GO, 5.00%, 6/1/2022	25	27
Chino Valley Unified School District
GO, 5.00%, 8/1/2022	60	65
Chula Vista Municipal Financing Authority
Rev., 5.00%, 5/1/2022	40	43
Rev., 5.00%, 5/1/2025	15	18
Citrus Community College District
Series A, GO, 5.00%, 8/1/2023	20	23
City and County of San Francisco
Series 2015-R1, COP, 5.00%, 9/1/2022	50	54
City of Alameda
GO, 4.00%, 8/1/2033	10	11
City of Aliso Viejo
COP, 4.00%, 11/1/2031	50	63
City of Brea
Rev., 5.00%, 7/1/2025	25	30
Rev., 5.00%, 7/1/2028	90	120
City of Gilroy
Rev., 5.00%, 8/1/2022	55	59
City of Los Alamitos
COP, 5.00%, 10/1/2023	25	28
City of Los Angeles
Series 2012A, GO, 5.00%, 9/1/2021(c)	20	21
City of Los Angeles Solid Waste Resources
Series 2018A, Rev., 5.00%, 2/1/2023	75	83
City of Los Angeles Wastewater System
Subseries B, Rev., 5.00%, 6/1/2023	120	134
City of Los Angeles, Department of Airports
Series A, Rev., AMT, 5.00%, 5/15/2028	135	159
Series 2019C, Rev., 5.00%, 5/15/2033	45	59
City of Los Angeles, Wastewater System
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	13,960
Series C, Rev., 5.00%, 6/1/2026	2,000	2,141
City of Oakland
Series 2015A, GO, 5.00%, 1/15/2023	25	28
City of Orinda, Election 2016
Series A, GO, 5.00%, 9/1/2027	45	59
City of Pasadena
Series 2016A, Rev., 5.00%, 6/1/2031	25	31
City of Richmond Wastewater
Series 2019B, Rev., 5.00%, 8/1/2023	40	45
City of San Jose
Series 2019C, GO, 5.00%, 9/1/2028	50	67
Series 2019C, GO, 5.00%, 9/1/2032	100	133
Series A-1, GO, 5.00%, 9/1/2036	25	33
City of Santa Rosa CA Wastewater
Series 2014A, Rev., 5.00%, 9/1/2022	25	27
City of Santa Rosa, Wastewater, Capital Appreciation
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,929
City of Ukiah, Water System
Rev., AGM, 5.00%, 9/1/2023	50	57
Clovis Unified School District
COP, 4.00%, 6/1/2030	300	380
Coachella Valley Unified School District

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012D, GO, AGM, 5.00%, 8/1/2022(c)	20	22
GO, 5.00%, 8/1/2025	125	145
GO, 4.00%, 8/1/2027	20	23
Conejo Valley Unified School District, Election 2014
Series B, GO, 5.00%, 8/1/2028	125	165
Contra Costa County Transportation Authority, Sales Tax
Series 2015A, Rev., 5.00%, 3/1/2021	40	40
Series 2015A, Rev., 5.00%, 3/1/2022	25	27
Series 2017A, Rev., 5.00%, 3/1/2023	20	22
Series A, Rev., 5.00%, 3/1/2024	50	58
Series 2012B, Rev., 5.00%, 3/1/2026	50	55
Corona Utility Authority Water
Rev., 5.00%, 9/1/2022	40	43
Counties of Los Angeles and Orange, Rowland Unified School District, 2012 Election
Series A, GO, 5.25%, 8/1/2023(c)	2,750	3,115
County of Calaveras
GO, 5.00%, 8/1/2026	100	122
County of Orange, Garden Grove Unified School District, Election of 2010
Series C, GO, 5.00%, 8/1/2023(c)	1,390	1,567
County of Riverside, Murrieta Valley Unified School District
GO, AGM, 5.00%, 9/1/2025	1,400	1,663
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2023(c)	9,210	10,384
County of San Benito, Jail Facility Project
COP, 5.00%, 10/1/2025	45	55
County of San Bernardino, Arrowhead Refunding Project
Series 2019A, COP, 5.00%, 10/1/2024	325	381
County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002
Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	18,839
County of San Joaquin
COP, AGM, 5.00%, 11/15/2029	5	7
County of Santa Clara
Series 2017C, GO, 5.00%, 8/1/2033	25	32
County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,983
Series C, GO, Zero Coupon, 8/1/2027	1,000	948
Desert Community College District
GO, 5.00%, 8/1/2022	50	54
GO, 5.00%, 8/1/2031	2,250	2,884
Desert Sands Unified School District
COP, 5.00%, 3/1/2023	70	77
Series A, GO, 5.00%, 6/1/2026	40	45
GO, 5.00%, 8/1/2026	2,200	2,693
Desert Sands Unified School District, Election of 2014
GO, 4.00%, 8/1/2038	1,000	1,171
Dixon Unified School District
GO, 5.00%, 8/1/2027	10	12
Downey Public Finance Authority
Rev., 5.00%, 12/1/2022	100	109
Downey Unified School District, Election of 2014
Series B, GO, 5.00%, 8/1/2032	50	65
Dry Creek Joint Elementary School District
Rev., AGM, 5.00%, 9/1/2022	25	27
East Bay Municipal Utility District Water System
Series 2015B, Rev., 5.00%, 6/1/2024	45	53
East Side Union High School District
Series 2016B, GO, 5.00%, 8/1/2027	50	62
East Side Union High School District, Election of 2012
Series B, GO, 5.00%, 8/1/2030	25	30
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2030	45	63
Series 2020A, Rev., 5.00%, 7/1/2031	70	97
Series 2020A, Rev., 5.00%, 7/1/2032	225	311
Series 2020A, Rev., 5.00%, 7/1/2033	150	206
Series 2020A, Rev., 5.00%, 7/1/2034	280	384
Series 2020A, Rev., 5.00%, 7/1/2035	155	212

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
El Camino Community College District Foundation (The)
GO, 5.00%, 8/1/2022	25	27
El Monte City School District
GO, BAN, Zero Coupon, 4/1/2023	525	517
Elsinore Valley Municipal Water District Financing Authority
Series 2016A, Rev., 5.00%, 7/1/2023	30	34
Series 2016A, Rev., 5.00%, 7/1/2027	125	154
Escondido Union School District, Election of 2014
Series A, GO, 5.00%, 8/1/2027	100	119
Fairfield-Suisun Unified School District, Election of 2016
GO, 5.00%, 8/1/2026	50	63
Foothill-De Anza Community College District
GO, 5.00%, 8/1/2026	65	76
Forestville Union Elementary School District
GO, AGM, 5.75%, 8/1/2021	45	47
Franklin-Mckinley School District, Election of 2020
Series A, GO, 4.00%, 8/1/2044	750	875
Fremont Union High School District
Series 2019A, GO, 5.00%, 8/1/2030	75	97
Fullerton Joint Union High School District, Election of 2014
Series 2015A, GO, 5.00%, 8/1/2022	30	32
Glendale Unified School District
Series 2015A, GO, 5.00%, 9/1/2023	25	28
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series 2013A, Rev., 5.00%, 6/1/2021	55	56
Series A, Rev., 5.00%, 6/1/2032	4,000	4,718
Series A-1, Rev., 3.50%, 6/1/2036	6,290	6,406
Hayward Unified School District
GO, AGM, 5.00%, 8/1/2027	55	69
Healdsburg Unified School District
Series C, GO, 3.13%, 8/1/2047	3,535	3,833
Hillsborough City School District
Series A, GO, 4.00%, 9/1/2021	40	41
Series A, GO, 4.00%, 9/1/2022	35	37
Hollister Joint Powers Financing Authority
Rev., AGM, 5.00%, 6/1/2031	65	80
Huntington Beach Union High School District
GO, 5.00%, 8/1/2026	10	11
Imperial Irrigation District Electric System
Series 2016B-2, Rev., 5.00%, 11/1/2026	80	101
Irvine Ranch Water District
COP, 5.00%, 3/1/2032	2,275	2,824
Jefferson Union High School District, Election of 2012
Series A, GO, 4.00%, 8/1/2022	65	69
John Swett Unified School District
Series A-1, GO, AGM, 5.00%, 8/1/2027	50	64
La Canada Unified School District
Series 2018A, GO, 5.00%, 8/1/2031	50	66
Lawndale Elementary School District
Series 2018B, GO, 5.00%, 8/1/2028	100	124
Lincoln Public Financing Authority
Series A, Rev., 4.00%, 10/1/2023	25	27
Long Beach Bond Finance Authority, Natural Gas
Series 2007A, Rev., 5.25%, 11/15/2021	2,500	2,612
Series A, Rev., 5.25%, 11/15/2022	9,545	10,411
Long Beach Community College District
Series 2019C, GO, 4.00%, 8/1/2045	40	47
Long Beach Community College District, Election of 2002
Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,241
Los Angeles Community College District
Series 2015A, GO, 5.00%, 8/1/2023	20	23
Series A, GO, 4.00%, 8/1/2024(c)	2,300	2,616
Series A, GO, 5.00%, 8/1/2024(c)	24,000	28,174
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2022	25	27
Los Angeles County Facilities, Inc., Vermont Corridor County Administration Building

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018A, Rev., 5.00%, 12/1/2023	25	28
Los Angeles County Metropolitan Transportation Authority
Series 2016A, Rev., 5.00%, 6/1/2023	35	39
Series 2017A, Rev., 5.00%, 7/1/2023	35	39
Series 2013-B, Rev., 5.00%, 7/1/2024	50	56
Series 2019A, Rev., 5.00%, 7/1/2026	50	63
Los Angeles County Public Works Financing Authority
Series 2019E1, Rev., 4.00%, 12/1/2023	35	39
Los Angeles County, Metropolitan Transportation Authority
Series A, Rev., 5.00%, 7/1/2030	4,925	6,307
Los Angeles Department of Water and Power System
Series 2014A, Rev., 5.00%, 7/1/2024	35	41
Series 2019B, Rev., 5.00%, 7/1/2024	275	322
Series 2014B, Rev., 5.00%, 7/1/2026	15	17
Series 2014D, Rev., 5.00%, 7/1/2027	50	58
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,456
Series B, Rev., 5.00%, 7/1/2029	10,000	12,645
Series 2015A, Rev., 5.00%, 7/1/2030	270	319
Series 2016A, Rev., 5.00%, 7/1/2030	60	74
Series 2017A, Rev., 5.00%, 7/1/2030	30	38
Series 2018A, Rev., 5.00%, 7/1/2030	35	45
Series D, Rev., 5.00%, 7/1/2030	2,710	3,142
Series 2018B, Rev., 5.00%, 7/1/2031	60	79
Series 2019C, Rev., 5.00%, 7/1/2031	85	115
Series A, Rev., 5.00%, 7/1/2031	2,055	2,578
Series B, Rev., 5.00%, 7/1/2031	3,400	3,860
Series D, Rev., 5.00%, 7/1/2031	2,500	2,894
Series A, Rev., 5.00%, 7/1/2032	2,550	3,185
Series B, Rev., 5.00%, 7/1/2032	3,075	3,487
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,223
Series D, Rev., 5.00%, 7/1/2033	390	450
Series 2018D, Rev., 5.00%, 7/1/2034	30	39
Series 2019B, Rev., 5.00%, 7/1/2034	110	145
Series D, Rev., 5.00%, 7/1/2034	4,750	5,477
Series D, Rev., 5.00%, 7/1/2035	250	288
Series 2019A, Rev., 5.00%, 7/1/2039	35	46
Series 2019D, Rev., 5.00%, 7/1/2044	30	39
Los Angeles Unified School District
Series C, GO, 5.00%, 7/1/2024	11,670	13,627
Series C, GO, 5.00%, 7/1/2026	5,505	6,416
Series B, COP, 5.00%, 10/1/2030	1,250	1,344
Series M-1, GO, 5.00%, 7/1/2032	2,095	2,664
Series M-1, GO, 5.00%, 7/1/2033	4,305	5,451
Los Rios Community College District
Series B, GO, 5.00%, 8/1/2022	25	27
Madera Irrigation District
Rev., AGM, 5.00%, 9/1/2025	150	184
Marin Community College District
GO, 5.00%, 8/1/2023	35	39
Marin Healthcare District, Election of 2013
GO, 5.00%, 8/1/2031	90	107
Marin Water District Financing Authority
Rev., 5.00%, 7/1/2027	40	52
Marina Coast Water District, Tax-Exempt, Senior Lien
Series A, Rev., 5.00%, 6/1/2029	25	30
Menlo Park City School District
GO, Zero Coupon, 7/1/2033	1,000	693
GO, Zero Coupon, 7/1/2035	725	458
GO, Zero Coupon, 7/1/2036	1,150	690
GO, Zero Coupon, 7/1/2037	1,950	1,116
GO, Zero Coupon, 7/1/2041	1,250	594
Merced City School District, Election of 2014
GO, 4.00%, 8/1/2025	50	59

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Merced Community College District, School Facilities Improvement District No. 1
GO, 5.00%, 8/1/2022	25	27
Merced Union High School District
GO, 5.00%, 8/1/2026	225	285
Metropolitan Water District of Southern California, Waterworks
Series 2018B, Rev., 5.00%, 9/1/2028	700	938
Series 2016A, Rev., 5.00%, 7/1/2030	30	37
Series 2019A, Rev., 5.00%, 7/1/2030	75	101
Milpitas Redevelopment Agency Successor Agency, Redevelopment Project Area No.1
Rev., 5.00%, 9/1/2027	75	90
Mission Viejo Community Development Financing Authority
Rev., 4.00%, 5/1/2024	110	124
Montebello Community Redevelopment Agency Successor Agency, Tax-Exempt
Subseries A, Rev., NATL-RE, 5.00%, 9/1/2023	100	112
Montebello Public Financing Authority
Series B, Rev., AGM, 5.00%, 11/1/2026	100	116
Series 2019A, Rev., AGM, 4.00%, 6/1/2033	380	446
Mount San Antonio Community College District, Election of 2018
Series 2019A, GO, 5.00%, 8/1/2028	50	67
Murrieta Valley Unified School District, Election of 2014
Series 2014A, GO, AGM, 4.00%, 9/1/2044	25	27
Napa Sanitation District
Rev., 4.00%, 8/1/2023	25	28
Nevada Irrigation District, Joint Powers Authority
Series 2016A, Rev., 5.00%, 3/1/2024	95	110
Nevada Joint Union High School District, Election of 2016
Series 2016B, GO, 5.00%, 8/1/2028	100	132
Newhall School District, School Facilities Improvement, Election of 2011
Series 2011A, GO, 4.00%, 8/1/2022	35	37
Newport Mesa Unified School District, Election of 2005
GO, NATL-RE, Zero Coupon, 8/1/2031	8,375	7,231
North Orange County Community College District, Election of 2014
Series 2016A, GO, 4.00%, 8/1/2025	20	24
Novato Sanitary District
Rev., 5.00%, 2/1/2022	30	32
Rev., 5.00%, 2/1/2026	65	81
Novato Unified School District
Series 2019B, GO, 5.00%, 8/1/2026	25	32
Oakdale Irrigation District
Series 2016A, Rev., 5.00%, 8/1/2022	30	32
Oakland Joint Powers Financing Authority
Rev., 5.00%, 11/1/2025	100	122
Ocean View School District/Orange County
Series 2016B, GO, 6.00%, 8/1/2026	115	152
Oceanside Unified School District
GO, 5.00%, 8/1/2024	5	6
Ohlone Community College District, Election of 2010
Series 2011A, GO, 5.25%, 8/1/2021(c)	10	10
Series D, GO, 4.00%, 8/1/2022	40	43
Orange City Public Facilities Financing Authority
Series 2020A, Rev., 4.00%, 11/1/2039	780	911
Orange County Sanitation District, Wastewater
Series 2016A, Rev., 5.00%, 2/1/2027	45	56
Orange County Water District
Series A, Rev., 5.00%, 8/15/2034	650	813
Orange Redevelopment Agency, Orange Merged and Amended Redevelopment Project
Series 2014A, Rev., AGM, 5.00%, 9/1/2023	110	124
Orange Unified School District, Election of 2016
GO, 5.00%, 8/1/2031	85	112
Otay Water District Financing Authority
Series 2018A, Rev., 5.00%, 9/1/2022	35	38
Palm Springs Financing Authority
Rev., 5.00%, 11/1/2022	25	27
Palm Springs Unified School District, Election of 2008

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series D, GO, 4.00%, 8/1/2024	65	73
Palomar Community College District
GO, 5.00%, 5/1/2022	25	27
GO, 5.00%, 5/1/2023	20	22
Pittsburg Unified School District
GO, 5.00%, 8/1/2023	55	62
Pleasanton Unified School District, Election of 2016
GO, 5.00%, 8/1/2027	20	26
Plumas Unified School District, Election of 2016
Series B, GO, 5.00%, 8/1/2024	50	59
Pomona Unified School District
GO, AGM, 5.00%, 8/1/2027	50	62
Rancho Cucamonga Public Finance Authority, Fiber Optic Project
Series 2019A, Rev., 5.00%, 5/1/2026	100	124
Rancho Water District Financing Authority
Series 2019A, Rev., 5.00%, 8/1/2023	25	28
Regents of the University of California
Series AK, Rev., 5.00%, 5/15/2023(b)	55	61
Regents of the University of California Medical Center Pooled
Series 2016L, Rev., 5.00%, 5/15/2021	10	10
Regents of the University of California, Medical Center Pooled
Series 2016L, Rev., 5.00%, 5/15/2041	155	186
Rio Hondo Community College District
Series 2019B, GO, 5.00%, 8/1/2025	40	49
Riverside County Infrastructure Financing Authority
Series 2016A, Rev., 4.00%, 11/1/2023	25	28
Riverside County Infrastructure Financing Authority, Capital Projects
Series 2017C, Rev., 5.00%, 5/1/2025	25	30
Riverside County Infrastructure Financing Authority, Indio Law Building
Series 2017A, Rev., 4.00%, 11/1/2023	40	44
Riverside County Public Financing Authority, Capital Facilities Project
Rev., 4.25%, 11/1/2045	35	39
Riverside County Public Financing Authority, Desert Communities and Interstate 215 Corridor Projects
Series 2017A, Rev., 5.00%, 10/1/2026	75	94
Riverside County Redevelopment Successor Agency
Series 2014D, Rev., AGM, 5.00%, 10/1/2026	115	134
Riverside County Transportation Commission, Limited Tax
Series 2013A, Rev., 5.00%, 6/1/2023	55	62
Series 2013A, Rev., 5.25%, 6/1/2023(c)	4,525	5,095
Series 2017B, Rev., 5.00%, 6/1/2032	60	77
Series 2017A, Rev., 5.00%, 6/1/2033	30	38
Series 2017B, Rev., 5.00%, 6/1/2035	45	57
Riverside Public Financing Authority
Series 2012A, Rev., 5.00%, 11/1/2023	95	104
Riverside Unified School District, Election of 2016
Series B, GO, 4.00%, 8/1/2042	50	58
Rocklin Unified School District, Election of 2002
GO, NATL-RE, Zero Coupon, 8/1/2021	25	25
Ross Valley Public Financing Authority
Series A, Rev., 4.00%, 1/1/2023	25	27
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2
Series 2016A, 5.00%, 10/1/2023	125	142
Sacramento City Financing Authority
Series 2015A, Rev., 5.00%, 12/1/2023	135	154
Sacramento County Sanitation Districts Financing Authority
Series 2014A, Rev., 5.00%, 12/1/2027	60	70
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2028	100	122
San Diego Community College District
GO, 5.00%, 8/1/2022	30	32
GO, 5.00%, 8/1/2025	25	31
San Diego County Regional Airport Authority, Subordinate Airport

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020C, Rev., AMT, 5.00%, 7/1/2023	585	649
Series 2019A, Rev., 5.00%, 7/1/2031	25	33
San Diego Public Facilities Financing Authority, Fire and Life Safety Facilities Refunding
Series 2012B, Rev., 4.00%, 4/15/2027	70	73
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008
Series 2012E, GO, Zero Coupon, 7/1/2049	885	460
San Diego Unified School District, Election of 1998
Series C-2, GO, AGM, 5.50%, 7/1/2026	145	187
San Dieguito School Facilities Financing Authority
Rev., 5.00%, 3/1/2024	30	34
Rev., 5.00%, 3/1/2025	125	149
San Francisco Bay Area Rapid Transit District, Election of 2004
Series 2013C, GO, 4.00%, 8/1/2022	25	27
Series D, GO, 5.00%, 8/1/2030	3,000	3,633
Series 2019F-1, GO, 5.00%, 8/1/2031	85	116
Series D, GO, 5.00%, 8/1/2032	55	66
Series 2019F-1, GO, 5.00%, 8/1/2033	25	34
San Francisco Bay Area Rapid Transit District, Election of 2016
Series 2017A-1, GO, 5.00%, 8/1/2028	70	91
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	510	617
Series A, Rev., 5.00%, 7/1/2026	475	572
San Francisco City and County Public Utilities Commission, Water Revenue
Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,846
San Francisco City and County, Airport Commission
Series 2019H, Rev., AMT, 5.00%, 5/1/2029	175	228
Series 2019A, Rev., AMT, 5.00%, 1/1/2047	4,000	4,832
San Francisco County Transportation Authority
Rev., 3.00%, 2/1/2022	25	26
San Francisco Municipal Transportation Agency
Series 2018B, Rev., 5.00%, 3/1/2028	60	76
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2023	20	22
Rev., 5.00%, 3/1/2026	40	50
Rev., 5.00%, 3/1/2031	2,185	2,749
Rev., 5.00%, 3/1/2032	2,000	2,506
Rev., 5.00%, 3/1/2033	750	935
San Joaquin Delta Community College District
Series 2015A, GO, 5.00%, 8/1/2022	25	27
San Jose Evergreen Community College District
Series A, GO, 5.00%, 9/1/2024	75	89
San Jose Unified School District
GO, 5.00%, 8/1/2023	25	28
San Juan Unified School District, Election of 2012
Series 2019N, GO, 4.00%, 8/1/2025	125	147
San Luis Coastal Unified School District, Election of 2014
Series C, GO, 4.00%, 8/1/2021	25	26
Series C, GO, 4.00%, 8/1/2025	25	29
Series A, GO, 5.00%, 8/1/2026	75	88
Series B, GO, 5.00%, 8/1/2026	75	95
San Luis Obispo Public Financing Authority
Rev., 5.00%, 6/1/2028	200	266
San Luis Obispo Public Financing Authority, Los Osos Valley Road Interchange
Rev., 4.00%, 11/1/2023	75	83
San Marcos Unified School District
GO, 5.00%, 8/1/2031	60	77
GO, 4.00%, 8/1/2033	25	30
San Marcos Unified School, District No. 44, Community Facilities
Rev., 4.00%, 9/1/2025	55	62
San Mateo County Transit District
Series 2015A, Rev., 4.00%, 6/1/2024	70	79
Series 2015A, Rev., 5.00%, 6/1/2026	175	212
San Mateo Foster City Public Financing Authority, Clean Water Program
Rev., 5.00%, 8/1/2033	25	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Mateo Foster City School District, Election of 2008
Series 2012C, GO, 5.00%, 8/1/2022	25	27
San Mateo Joint Powers Financing Authority, Maple Street Correctional Center
Series 2014A, Rev., 5.00%, 6/15/2027	75	87
San Mateo Joint Powers Financing Authority, Youth Services Campus
Series A, Rev., 5.00%, 7/15/2027	25	31
San Mateo Union High School District, Election of 2006
Series 2013A, GO, 5.00%, 9/1/2023(c)	80	91
Santa Clara County Financing Authority
Series 2016A, Rev., 5.00%, 11/15/2023	65	74
Series A, Rev., 5.00%, 5/1/2028	25	33
Series 2019A, Rev., 4.00%, 5/1/2034	55	67
Santa Clara County Financing Authority, Multiple Facilities Projects
Series 2015P, Rev., 5.00%, 5/15/2029	8,400	10,075
Santa Clara Unified School District
GO, 5.00%, 7/1/2025	25	30
Santa Clara Unified School District, Election of 2014
GO, 5.00%, 7/1/2022	35	38
GO, 5.00%, 7/1/2027	25	31
Santa Clara Valley Water District, Water System
Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,868
Santa Clarita Community College District
GO, 4.00%, 8/1/2022	25	27
Santa Clarita Public Finance Authority, Open Space and Parkland Acquisition Program
Series 2016B, Rev., 4.00%, 10/1/2026	75	91
Santa Cruz County Capital Financing Authority
Series 2020A, Rev., 4.00%, 6/1/2028	145	176
Series 2020A, Rev., 4.00%, 6/1/2029	150	185
Series 2020A, Rev., 4.00%, 6/1/2030	100	125
Santa Cruz County Redevelopment Successor Agency
Series 2015A, Rev., AGM, 5.00%, 9/1/2023	90	101
Series 2015A, Rev., AGM, 5.00%, 9/1/2028	50	60
Santa Cruz County, Live Oak Elementary School District
GO, 5.00%, 8/1/2025	100	122
Santa Cruz Libraries Facilities Financing Authority
Rev., 5.00%, 9/1/2026	150	189
Santa Margarita Water District No. 99-1, Community Facilities
Series 2017A, Rev., 5.00%, 9/1/2024	280	326
Santa Margarita-Dana Point Authority, Water District Improvement
Series A, Rev., 5.00%, 8/1/2031	950	1,223
Series A, Rev., 5.00%, 8/1/2032	1,030	1,322
Series A, Rev., 5.00%, 8/1/2033	1,455	1,863
Santa Monica Community College District, Election of 2016
Series 2018A, GO, 5.00%, 8/1/2022	35	38
Series 2018A, GO, 4.00%, 8/1/2035	25	30
Santa Monica Public Financing Authority, City Services Building Project
Rev., 5.00%, 7/1/2028	45	58
Santa Monica-Malibu Unified School District
Series 2016C, GO, 4.00%, 7/1/2024	30	34
GO, 5.00%, 8/1/2024	70	82
Santa Rosa High School District
GO, 5.00%, 8/1/2022(c)	40	43
GO, 5.00%, 8/1/2026	225	284
Santa Rosa Regional Resources Authority, Facilities Acquisition and Improvement Projects
Series 2017A, Rev., 5.00%, 8/1/2031	100	127
Schools Infrastructure Financing Agency
Rev., AGM, 4.00%, 9/1/2034	105	115
Scotts Valley Unified School District
GO, 5.00%, 8/1/2023	30	34
Sewerage Agency of Southern Marin
Rev., 5.00%, 7/1/2022	25	27
Sierra Joint Community College District No. 2, School Facilities Improvement
Series 2013B, GO, 5.00%, 8/1/2027	25	28

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sierra View Local Health Care District
Rev., 4.00%, 7/1/2024	240	264
Rev., 4.00%, 7/1/2025	145	163
Rev., 4.00%, 7/1/2026	150	171
Rev., 5.00%, 7/1/2027	155	188
Rev., 5.00%, 7/1/2028	165	203
Rev., 5.00%, 7/1/2029	160	199
Rev., 5.00%, 7/1/2030	155	195
Simi Valley Unified School District
GO, 4.00%, 8/1/2022	25	26
Series B, GO, 4.00%, 8/1/2022	30	32
GO, 5.00%, 8/1/2027	30	39
Sonoma County Junior College District Series 2013A, GO, 5.00%, 8/1/2022	25	27
Sonoma Valley Unified School District GO, 4.00%, 8/1/2042	25	30
South Orange County Public Financing Authority Rev., 5.00%, 4/1/2027	50	61
South San Francisco Unified School District Series 2016C, GO, Zero Coupon, 9/1/2026	250	235
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2023	25	28
Rev., 5.00%, 8/1/2026	75	92
Southwestern Community College District
Series 2016B, GO, 4.00%, 8/1/2023	35	39
Series 2016B, GO, 4.00%, 8/1/2025	50	59
Series A, GO, 4.00%, 8/1/2038	1,000	1,171
State Center Community College District
GO, 5.25%, 8/1/2022(c)	5,450	5,911
GO, 5.00%, 8/1/2030	40	48
State of California Department of Water Resources, Central Valley Project, Water System
Series AR, Rev., 5.00%, 12/1/2022	25	28
Series AX, Rev., 5.00%, 12/1/2022	35	38
Series AW, Rev., 5.00%, 12/1/2024	75	89
Series BA, Rev., 5.00%, 12/1/2025	30	37
Series BA, Rev., 5.00%, 12/1/2031	65	88
State of California, Various Purpose
GO, 5.13%, 4/1/2023	5	5
GO, 4.00%, 12/1/2024	15	17
GO, 5.00%, 10/1/2025	40	49
GO, AMBAC, 5.00%, 2/1/2027	565	722
GO, 5.00%, 8/1/2030	24,000	28,419
GO, 4.00%, 9/1/2033	1,340	1,573
Tahoe-Truckee Sanitation Agency, Wastewater Rev., 5.00%, 7/1/2022	35	38
Tahoe-Truckee Unified School District, Election of 2014, School Facilities Improvement District No. 2 Series B, GO, 5.00%, 8/1/2028	25	31
Temple City Unified School District GO, NATL-RE, 5.25%, 8/1/2022	4,640	4,909
Tustin Unified School District, School Facilities Improvement Project GO, 5.00%, 6/1/2022	25	27
Union Elementary School District Series C, GO, 5.00%, 9/1/2027	50	65
University of California
Series 2013 AF, Rev., 5.00%, 5/15/2023(c)	60	67
Series 2017AY, Rev., 5.00%, 5/15/2028	55	70
Series 2018AZ, Rev., 5.00%, 5/15/2029	30	39
Series 2018AZ, Rev., 5.00%, 5/15/2031	35	46
Series 2019BB, Rev., 5.00%, 5/15/2033	20	26
Series 2018AZ, Rev., 5.00%, 5/15/2034	25	32
University of California, Limited Project
Series G, Rev., 5.00%, 5/15/2022(c)	2,885	3,085
Series 2015-I, Rev., 5.00%, 5/15/2023	30	34
Series 2012G, Rev., 5.00%, 5/15/2029	5,615	5,988
Series 2017M, Rev., 5.00%, 5/15/2036	25	31
Val Verde Unified School District
Series 2020A, GO, 4.00%, 8/1/2033	300	359
Series 2020A, GO, 4.00%, 8/1/2035	250	298
Series 2020A, GO, 4.00%, 8/1/2036	150	178
Ventura County Community College District GO, 5.00%, 8/1/2022	25	27
Ventura County Public Financing Authority Series 2016A, Rev., 5.00%, 11/1/2027	55	70

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vista Joint Powers Financing Authority Rev., 5.25%, 5/1/2037	100	118
Vista Unified School District, 2018 Election Series 2019A, GO, 5.00%, 8/1/2022	60	65
Walnut Energy Center Authority Series 2014A, Rev., 5.00%, 1/1/2022	25	26
Washington Unified School District, Capital Projects COP, AGM, 5.00%, 8/1/2025	100	121
West Hills Community College District, School Facilities Improvement District No. 2, 2008 Election Series 2012B, GO, AGM, 4.00%, 8/1/2038	25	26
West Hollywood Public Financing Authority, Hollywood Park Phase II Rev., 5.00%, 4/1/2022	45	48
West Valley-Mission Community College District GO, 5.00%, 8/1/2027	40	49
West Valley-Mission Community College District, Election of 2012 Series 2015B, GO, 5.00%, 8/1/2027	40	49
Westside Union School District, 2012 Election Series A, GO, 4.00%, 8/1/2022	25	27
Whittier Union High School District
Series 2014B, GO, 4.00%, 8/1/2022	30	32
GO, 5.00%, 8/1/2022	25	27
William S Hart Union High School District GO, 5.00%, 8/1/2022	50	54
Wiseburn School District Series 2016A, GO, 5.00%, 8/1/2031	50	62
Yuba City Unified School District, School Facilities Project COP, AGM, 4.00%, 10/1/2025	1,100	1,284

Total California		500,565

Colorado — 1.6%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	55
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,907
GO, 5.50%, 12/15/2032	625	843
Adams County School District No. 1 GO, 4.00%, 12/1/2030	25	29
Adams County, Colorado Refunding and Improvement
COP, 5.00%, 12/1/2031	1,100	1,325
COP, 5.00%, 12/1/2034	500	602
Arapahoe County School District No. 6 Littleton
Series 2019A, GO, 5.50%, 12/1/2028	40	55
Series 2019A, GO, 5.50%, 12/1/2029	25	34
Board of Governors of Colorado State University System Series 2019A, Rev., 4.00%, 3/1/2037	50	60
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J
Series 2011-B, GO, 5.00%, 12/15/2020	50	50
Series 2016A, GO, 5.00%, 12/15/2028	5,000	6,119
Broadway Park North Metropolitan District No. 2 GO, 5.00%, 12/1/2040(d)	550	577
City and County of Broomfield
Rev., 3.00%, 12/1/2022	50	53
COP, 5.00%, 12/1/2025	30	37
City and County of Denver, Airport System
Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	27
Series 2017A, Rev., AMT, 5.00%, 11/15/2028	1,000	1,252
Series 2017B, Rev., 5.00%, 11/15/2033	25	31
Series 2018A, Rev., AMT, 5.00%, 12/1/2036	2,500	3,539
City and County of Denver, Buell Theatre Property Series 2013A, COP, 5.00%, 12/1/2023	125	143
City of Aurora Rev., 5.00%, 8/1/2021	25	26
City of Aurora, Green Bonds Rev., 5.00%, 8/1/2024	15	18
City of Colorado Springs Series A-1, Rev., 5.00%, 11/15/2023	30	34
City of Colorado Springs, Utilities System Series 2011-A, Rev., 5.00%, 11/15/2022	50	52
City of Commerce City COP, AGM, 4.00%, 12/15/2037	150	172

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Englewood
GO, 5.00%, 12/1/2025	45	56
GO, 5.00%, 12/1/2029	15	19
City of Longmont, Electric and Broadband Utility Enterprise Rev., AGM, 5.00%, 12/1/2020	15	15
Colorado Bridge Enterprise Series 2019A, Rev., 4.00%, 12/1/2025	55	64
Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,500	1,799
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,853
Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group Rev., 5.00%, 11/15/2028	30	37
Colorado Health Facilities Authority, Boulder Community Health Project
Rev., 5.00%, 10/1/2025	175	210
Rev., 5.00%, 10/1/2026	200	245
Rev., 5.00%, 10/1/2027	250	313
Rev., 5.00%, 10/1/2028	400	507
Rev., 5.00%, 10/1/2029	600	770
Rev., 5.00%, 10/1/2030	700	912
Rev., 5.00%, 10/1/2031	900	1,165
Rev., 5.00%, 10/1/2032	900	1,159
Rev., 5.00%, 10/1/2033	1,000	1,280
Rev., 5.00%, 10/1/2034	1,100	1,404
Rev., 4.00%, 10/1/2035	725	845
Rev., 4.00%, 10/1/2037	400	465
Rev., 4.00%, 10/1/2038	300	348
Rev., 4.00%, 10/1/2039	270	312
Rev., 4.00%, 10/1/2040	300	345
Colorado Health Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	2,500	3,169
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,267
Series A-1, Rev., 5.00%, 8/1/2032	2,000	2,514
Series A-2, Rev., 5.00%, 8/1/2032	2,000	2,514
Series A-1, Rev., 5.00%, 8/1/2034	1,865	2,327
Series A-2, Rev., 5.00%, 8/1/2034	2,000	2,495
Series A-1, Rev., 5.00%, 8/1/2035	2,500	3,110
Series A-2, Rev., 5.00%, 8/1/2035	2,000	2,488
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Series 2015A, Rev., 3.00%, 9/1/2024	235	251
Series 2020A, Rev., 4.00%, 9/1/2045	1,000	1,128
Colorado Health Facilities Authority, School Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,070
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023(b)	2,465	2,569
Colorado Mountain College COP, 5.00%, 8/1/2031	30	37
Colorado State Board for Community Colleges and Occupational Educational System Series 2019A, Rev., 5.00%, 11/1/2025	40	49
County of Alamosa, Judicial Center and Detention Facility Project COP, NATL-RE, 4.00%, 12/1/2020	35	35
County of Eagle COP, 5.00%, 12/1/2028	25	30
County of Gunnison COP, 4.00%, 12/1/2033	50	61
County of Pueblo, Community Improvement Projects COP, 5.00%, 12/1/2026	50	63
Dawson Ridge Metropolitan District No.1 Series A, GO, Zero Coupon, 10/1/2022(c)	10,000	9,942
Debeque School District No. 49JT GO, 4.00%, 12/1/2024	10	11
Denver Health and Hospital Authority
Series 2019A, Rev., 5.00%, 12/1/2030	1,000	1,248
Series 2019A, Rev., 5.00%, 12/1/2031	1,400	1,738
Series 2019A, Rev., 5.00%, 12/1/2032	1,330	1,641
Series 2019A, Rev., 5.00%, 12/1/2033	1,100	1,352
Douglas County School District No. Re-1 Douglas and Elbert Counties
GO, 5.25%, 12/15/2020	35	35
GO, 5.00%, 12/15/2028	20	27
Eagle County School District No. Re50J GO, 5.00%, 12/1/2023	30	34
Ebert Metropolitan District Series 2018A-2, GO, 5.00%, 12/1/2034	170	218

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
El Paso County School District No. 3 Widefield GO, 5.00%, 12/1/2034	50	62
El Paso County School District No. 49 Falcon Series 2017B, COP, 5.00%, 12/15/2028	25	31
Garfield County School District No. 16 Series A, GO, 5.00%, 12/1/2024	10	12
Jefferson Center Metropolitan District No. 1 Series 2020A-2, Rev., 4.13%, 12/1/2040	290	298
Jefferson County School District R-1 COP, 5.00%, 12/15/2028	5	6
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	3,164
Montrose County School District Re 001J GO, 5.00%, 12/1/2036	200	246
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750	769
Regional Transportation District, Sales Tax Series 2013A, Rev., 5.00%, 11/1/2029	100	135
Snowmass-Wildcat Fire Protection District GO, 4.00%, 12/1/2020	15	15
South Adams County Water and Sanitation District, Water and Wastewater Rev., 4.00%, 12/1/2020	50	50
State of Colorado Series 2018A, COP, 4.00%, 12/15/2034	75	90
State of Colorado Department of Transportation COP, 5.00%, 6/15/2023	45	50
State of Colorado, Building Excellent Schools Today Series 2018N, COP, 5.00%, 3/15/2028	75	98
Town of Castle Rock, Water and Sewer Enterprise Rev., 3.00%, 12/1/2020	25	25
University of Colorado, Enterprise System
Series 2013A, Rev., 5.00%, 6/1/2023	25	28
Series 2017A-2, Rev., 5.00%, 6/1/2023	95	106
Series 2014A, Rev., 5.00%, 6/1/2024(c)	60	70
Series 2015A, Rev., 5.00%, 6/1/2025(c)	25	30
Series 2019B, Rev., 5.00%, 6/1/2028	25	33
Series 2017A-1, Rev., 4.00%, 6/1/2032	25	29
University of Northern Colorado, Institutional Enterprise Series 2018B, Rev., 4.00%, 6/1/2035	250	294
Weld County School District No. RE-2 Eaton GO, 5.00%, 12/1/2035	40	53

Total Colorado		87,280

Connecticut — 1.2%
City of Derby Series A, GO, 5.00%, 8/1/2027	15	19
City of Milford Series 2014B, GO, 4.00%, 11/1/2026	50	57
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	114
Series A, Rev., 5.00%, 8/15/2024	100	113
Series A, Rev., 5.00%, 8/15/2025	350	394
Series 2013A, Rev., 5.00%, 8/15/2026	150	169
Series 2013A, Rev., 5.00%, 8/15/2027	250	281
Series A, Rev., 5.00%, 8/15/2029	300	336
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Issue Series N, Rev., 5.00%, 11/1/2025	4,165	4,684
Connecticut State Health and Educational Facilities Authority, McLean Issue
Series 2020A, Rev., 5.00%, 1/1/2030(d)	250	276
Series 2020A, Rev., 5.00%, 1/1/2045(d)	500	534
Connecticut State Health and Educational Facilities Authority, Nuvance Health Issue Series 2019A, Rev., 5.00%, 7/1/2033	2,630	3,191

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Issue
Series K, Rev., 5.00%, 7/1/2027	525	657
Series K, Rev., 5.00%, 7/1/2028	600	763
Series K, Rev., 5.00%, 7/1/2029	675	872
Series K, Rev., 5.00%, 7/1/2031	800	1,039
Series K, Rev., 5.00%, 7/1/2032	700	902
Series K, Rev., 5.00%, 7/1/2033	625	802
Series K, Rev., 5.00%, 7/1/2034	725	926
Series K, Rev., 5.00%, 7/1/2035	525	669
Series K, Rev., 5.00%, 7/1/2036	1,000	1,268
Series K, Rev., 5.00%, 7/1/2037	1,750	2,214
Series K, Rev., 5.00%, 7/1/2038	2,750	3,467
Series K, Rev., 5.00%, 7/1/2040	1,600	2,007
Connecticut State Health and Educational Facilities Authority, Trinity College Series R, Rev., 4.00%, 6/1/2045	2,250	2,573
South Central Connecticut Regional Water Authority Series B-1, Rev., 5.00%, 8/1/2022	45	48
State of Connecticut
Series 2017A, GO, 5.00%, 4/15/2024	160	185
Series 2019A, GO, 5.00%, 4/15/2028	4,700	6,079
Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,249
Series 2014A, GO, 4.00%, 3/1/2034	40	43
Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,430
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,715
Series 2016A, GO, 4.00%, 3/15/2036	60	67
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,937
Series 2017A, GO, 4.00%, 4/15/2037	460	525
Series 2019A, GO, 4.00%, 4/15/2038	3,625	4,267
State of Connecticut Clean Water Fund, State Revolving Fund
Series 2017A, Rev., 4.00%, 5/1/2023	20	22
Series 2015A, Rev., 5.00%, 3/1/2024	70	81
Series 2015A, Rev., 5.00%, 3/1/2025	170	204
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2020A, Rev., 5.00%, 5/1/2023	475	528
Series 2020A, Rev., 5.00%, 5/1/2025	850	1,018
Series 2020A, Rev., 5.00%, 5/1/2026	1,200	1,482
Series 2015A, Rev., 5.00%, 8/1/2026	5,000	6,020
Series 2013A, Rev., 5.00%, 10/1/2029	25	28
Series A, Rev., 5.00%, 9/1/2030	2,000	2,314
Series 2016A, Rev., 5.00%, 9/1/2031	25	30
Series 2015A, Rev., 5.00%, 8/1/2032	15	18
Town of East Haven Series 2016B, GO, 4.00%, 8/1/2024	25	28
Town of North Haven GO, 3.00%, 10/1/2021(c)	30	31
Town of Ridgefield Series 2020A, GO, 4.00%, 7/15/2030	75	90
Town of Sprague GO, 4.00%, 9/1/2021	10	10
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	61

Total Connecticut		67,837

Delaware — 0.7%
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Rev., 4.00%, 9/1/2023	355	380
Rev., 4.00%, 9/1/2025	385	427
Rev., 4.00%, 9/1/2030	530	616
Rev., 5.00%, 9/1/2040	1,550	1,878
Rev., 5.00%, 9/1/2050	600	713
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	16,140	19,111
Delaware State Health Facilities Authority, Christiana Care Health System Series 2020A, Rev., 5.00%, 10/1/2028	115	151

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delaware Transportation Authority
Rev., 5.00%, 7/1/2023	40	45
Rev., 5.00%, 7/1/2025	25	30
Rev., 5.00%, 7/1/2026	75	94
State of Delaware Series 2019A, GO, 5.00%, 10/1/2022	45	49
University of Delaware
Rev., 5.00%, 11/1/2035	525	685
Rev., 5.00%, 11/1/2036	2,345	3,050
Rev., 5.00%, 11/1/2037	2,275	2,952
Rev., 5.00%, 11/1/2038	2,650	3,429
Rev., 5.00%, 11/1/2039	875	1,130
Rev., 5.00%, 11/1/2042	750	1,160
Rev., 5.00%, 11/1/2043	770	1,200

Total Delaware		37,100

District of Columbia — 1.1%
District of Columbia
Series 2015A, GO, 5.00%, 6/1/2027	50	60
Series 2018A, GO, 5.00%, 6/1/2027	25	32
Series D, GO, 5.00%, 6/1/2028	1,500	1,926
Series 2016A, GO, 5.00%, 6/1/2029	25	31
Series 2017A, GO, 5.00%, 6/1/2030	1,250	1,589
Series D, GO, 5.00%, 6/1/2030	3,750	4,727
Series D, GO, 5.00%, 6/1/2031	50	63
Series A, GO, 5.00%, 6/1/2035	7,175	8,511
Series A, GO, 5.00%, 6/1/2036	4,200	4,969
Series 2019A, GO, 5.00%, 10/15/2040	30	39
District of Columbia, Gallery Place Project Rev., 5.00%, 6/1/2022	10	10
District of Columbia, Income Tax Secured
Series 2012C, Rev., 4.00%, 12/1/2022	20	22
Series 2012A, Rev., 5.00%, 12/1/2022	20	22
Series 2019C, Rev., 5.00%, 10/1/2031	35	47
Series 2019A, Rev., 5.00%, 3/1/2035	7,525	9,989
Series 2020A, Rev., 5.00%, 3/1/2038	70	93
Series 2020A, Rev., 5.00%, 3/1/2040	210	277
District of Columbia, Kipp DC Issue
Rev., 5.00%, 7/1/2023	100	110
Rev., 5.00%, 7/1/2024	100	114
Rev., 5.00%, 7/1/2025	180	210
Series 2017A, Rev., 5.00%, 7/1/2025	100	117
Rev., 5.00%, 7/1/2026	185	221
Rev., 5.00%, 7/1/2027	115	140
Rev., 5.00%, 7/1/2028	250	310
Rev., 5.00%, 7/1/2029	230	290
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien Series B, Rev., 5.00%, 10/1/2037	100	119
Metropolitan Washington Airports Authority Dulles Toll Road Series 2019B, Rev., AGM, 4.00%, 10/1/2053	500	565
Metropolitan Washington Airports Authority, Airport System
Series C, Rev., 5.00%, 10/1/2021	30	31
Series 2019B, Rev., 5.00%, 10/1/2027	75	97
Series 2017A, Rev., AMT, 5.00%, 10/1/2029	180	224
Washington Convention and Sports Authority, Senior Lien Dedicated Tax Refunding
Series 2018A, Rev., 5.00%, 10/1/2025	1,750	2,028
Series A, Rev., 5.00%, 10/1/2026	5,005	5,925
Series A, Rev., 5.00%, 10/1/2027	4,620	5,569
Series 2018A, Rev., 5.00%, 10/1/2028	4,035	4,833
Series A, Rev., 5.00%, 10/1/2029	2,690	3,202
Washington Metropolitan Area Transit Authority
Series B, Rev., 5.00%, 7/1/2029	5	6
Series 2017B, Rev., 5.00%, 7/1/2030	50	63
Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,514
Rev., 5.00%, 7/1/2034	5	6
Series 2017B, Rev., 5.00%, 7/1/2034	75	93

Total District of Columbia		63,194

Florida — 2.8%
Bay County School Board
Series 2020A, COP, AGM, 5.00%, 7/1/2030	1,185	1,570
Series 2020A, COP, AGM, 5.00%, 7/1/2031	845	1,112
Series 2020A, COP, AGM, 5.00%, 7/1/2032	825	1,077

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, COP, AGM, 5.00%, 7/1/2033	675	875
Series 2020A, COP, AGM, 5.00%, 7/1/2034	1,000	1,292
Brevard County Health Facilities Authority, Health First, Inc., Project
Rev., 5.00%, 4/1/2022	1,000	1,058
Rev., 5.00%, 4/1/2024	1,250	1,422
Broward County Series B, Rev., 5.00%, 10/1/2025	35	43
Capital Projects Finance Authority, Capital Projects Loan Program — Florida Universities
Series 2020A-1, Rev., 5.00%, 10/1/2024	550	600
Series 2020A-1, Rev., 5.00%, 10/1/2025	1,000	1,106
Series 2020A-1, Rev., 5.00%, 10/1/2026	1,000	1,121
Series 2020A-1, Rev., 5.00%, 10/1/2027	1,000	1,130
Series 2020A-1, Rev., 5.00%, 10/1/2028	1,000	1,136
City of Gainesville, Utilities System Series 2017A, Rev., 5.00%, 10/1/2037	120	150
City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	124
City of Jacksonville, Health Care Facilities, Brooks Rehabilitation Project
Rev., 4.00%, 11/1/2036	500	575
Rev., 4.00%, 11/1/2037	1,040	1,192
Rev., 4.00%, 11/1/2038	1,085	1,240
Rev., 4.00%, 11/1/2039	1,650	1,880
Rev., 4.00%, 11/1/2040	2,170	2,466
City of Pompano Beach
GO, 5.00%, 7/1/2023	30	34
GO, 5.00%, 7/1/2030	110	144
City of Port St. Lucie, Utility Systems Rev., 5.00%, 9/1/2023	50	56
City of St. Petersburg, Public Utility Series 2014B, Rev., 5.00%, 10/1/2024	75	88
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	50	57
City of Tampa, H. Lee Moffitt Cancer Center Project
Series 2020B, Rev., 5.00%, 7/1/2026	100	121
Series 2020B, Rev., 5.00%, 7/1/2027	125	155
Series 2020B, Rev., 5.00%, 7/1/2028	230	290
Series 2020B, Rev., 5.00%, 7/1/2029	225	289
Series 2020B, Rev., 5.00%, 7/1/2030	250	325
Series 2020B, Rev., 5.00%, 7/1/2031	325	421
Series 2020B, Rev., 5.00%, 7/1/2032	250	321
Series 2020B, Rev., 5.00%, 7/1/2033	250	320
Series 2020B, Rev., 5.00%, 7/1/2034	300	383
Series 2020B, Rev., 5.00%, 7/1/2035	300	382
Series 2020B, Rev., 5.00%, 7/1/2036	500	634
Series 2020B, Rev., 4.00%, 7/1/2038	185	215
Series 2020B, Rev., 4.00%, 7/1/2039	1,600	1,857
Series 2020B, Rev., 5.00%, 7/1/2040	2,340	2,924
Series 2020B, Rev., 4.00%, 7/1/2045	7,400	8,441
Series 2020B, Rev., 5.00%, 7/1/2050	6,000	7,399
City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2021(c)	500	520
City of West Palm Beach, Special Obligation Series C, Rev., 5.00%, 10/1/2028	25	31
County of Broward Series 2007B, GO, 5.00%, 1/1/2022	25	25
County of Broward, Airport System Series 2019A, Rev., AMT, 5.00%, 10/1/2027	1,850	2,325
County of Broward, Professional Sports Facilities Tax Rev., 5.00%, 9/1/2024	40	45
County of Escambia, Sales Tax Rev., 5.00%, 10/1/2025	15	18
County of Hillsborough, Environmental Lands Acquisition and Protection Program Series 2019A, GO, 5.00%, 7/1/2021	30	31
County of Lee, Transportation Facilities Rev., AGM, 5.00%, 10/1/2035	190	220
County of Lee, Water and Sewer Series B, Rev., 5.00%, 10/1/2023	25	28
County of Manatee Rev., 5.00%, 10/1/2026	25	28

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Manatee, Public Utilities
Rev., 5.00%, 10/1/2028	535	694
Rev., 5.00%, 10/1/2031	815	1,044
County of Martin, Half-Cent Sales Tax Rev., 5.00%, 7/1/2022	25	27
County of Miami-Dade, Aviation
Rev., AMT, 5.00%, 10/1/2028	1,500	1,709
Rev., 5.00%, 10/1/2029	900	1,088
Series B, Rev., 5.00%, 10/1/2029	1,250	1,435
County of Miami-Dade, Building Better Communities Program
Series A, GO, 5.00%, 7/1/2033	2,835	3,498
Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,601
County of Miami-Dade, Capital Asset Acquisition
Series 2016A, Rev., 3.00%, 4/1/2022	60	62
Series 2019B, Rev., 5.00%, 4/1/2040	45	58
County of Miami-Dade, Public Health Trust Program
Series A, GO, 5.00%, 7/1/2036	3,000	3,912
Series A, GO, 5.00%, 7/1/2037	6,030	7,841
County of Miami-Dade, Subordinate Special Obligation Rev., 5.00%, 10/1/2028	120	148
County of Miami-Dade, Transit System
Rev., 5.00%, 7/1/2022	90	96
Rev., 4.00%, 7/1/2034	35	40
Rev., 5.00%, 7/1/2034	475	618
County of Miami-Dade, Water and Sewer System
Rev., 5.00%, 10/1/2033	25	32
Series 2017A, Rev., 4.00%, 10/1/2037	40	47
Series 2017A, Rev., 4.00%, 10/1/2039	50	59
Series 2019B, Rev., 5.00%, 10/1/2044	40	52
County of Orange, Sales Tax Series 2012C, Rev., 5.00%, 1/1/2023	25	27
County of Palm Beach, Airport System Rev., AMT, 5.00%, 10/1/2036	500	585
County of Palm Beach, Public Improvement Rev., 5.00%, 5/1/2038	1,545	1,871
County of Polk, Utility System Rev., 5.00%, 10/1/2030	50	70
County of Sarasota Rev., 4.50%, 10/1/2029	25	28
County of Sarasota, Utility System Series 2019A, Rev., 5.00%, 10/1/2038	35	45
East Central Regional Wastewater Treatment Facilities Operation Board Rev., 5.00%, 10/1/2023	40	45
Escambia County Health Facilities Authority, Baptist Health Care Corp., Obligated Group Series 2020A, Rev., 5.00%, 8/15/2040	3,600	4,384
Florida Atlantic University Finance Corp., Student Housing Project
Rev., 5.00%, 7/1/2027	300	366
Series 2019B, Rev., 5.00%, 7/1/2032	1,315	1,632
Series 2019B, Rev., 5.00%, 7/1/2033	1,475	1,822
Florida Department of Environmental Protection
Series 2017A, Rev., 5.00%, 7/1/2028	40	53
Series 2018A, Rev., 5.00%, 7/1/2028	100	132
Florida Department of Management Services Series 2018A, COP, 5.00%, 11/1/2026	20	25
Florida Development Finance Corp., Educational Facilities, Renaissance Charter School Inc., Project
Series 2020C, Rev., 4.00%, 9/15/2030(d)	235	247
Series 2020C, Rev., 5.00%, 9/15/2040(d)	525	568
Florida Development Finance Corp., Imagine School at Broward Project
Series A, Rev., 2.63%, 12/15/2024(d)	300	307
Series A, Rev., 4.00%, 12/15/2029(d)	265	296
Series A, Rev., 5.00%, 12/15/2039(d)	305	357
Florida Development Finance Corp., Mater Academy Project
Series 2020A, Rev., 4.00%, 6/15/2024	430	468
Series 2020A, Rev., 4.00%, 6/15/2025	455	504
Series 2020A, Rev., 5.00%, 6/15/2026	370	437
Series 2020A, Rev., 5.00%, 6/15/2027	390	468
Series 2020A, Rev., 5.00%, 6/15/2028	410	488
Series 2020A, Rev., 5.00%, 6/15/2029	400	471

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 5.00%, 6/15/2030	375	438
Series 2020A, Rev., 5.00%, 6/15/2035	1,000	1,155
Florida Gulf Coast University Financing Corp., Housing Project Series 2019A, Rev., 5.00%, 2/1/2026	125	146
Florida Higher Educational Facilities Financial Authority, Florida Institute of Technology
Rev., 5.00%, 10/1/2021	110	112
Rev., 5.00%, 10/1/2022	110	116
Rev., 5.00%, 10/1/2023	125	134
Florida State Department of Education
Series 2018A, Rev., 5.00%, 7/1/2024	1,025	1,169
Series A, Rev., 5.00%, 7/1/2025	2,375	2,792
Series A, Rev., 5.00%, 7/1/2026	3,385	4,084
Greater Orlando Aviation Authority Series 2019A, Rev., AMT, 5.00%, 10/1/2038	1,810	2,271
Halifax Hospital Medical Center Rev., 5.00%, 6/1/2022	25	27
Hillsborough County Aviation Authority, Tampa International Airport Series 2018F, Rev., 5.00%, 10/1/2043	150	183
Inland Protection Financing Corp. Series 2019A, Rev., 5.00%, 7/1/2023	530	595
JEA Electric System
Series D, Rev., 5.00%, 4/1/2023(c)	10	11
Series A, Rev., 5.00%, 10/1/2023(c)	1,395	1,580
Key West Utility Board, Electric System Rev., 5.00%, 10/1/2027	45	58
Lee County School Board (The) Series 2016A, COP, 5.00%, 8/1/2035	25	31
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,290
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,241
Manatee County School District Rev., AGM, 5.00%, 10/1/2023	50	56
Orange County School Board Series 2016C, COP, 5.00%, 8/1/2033	40	49
Orlando Utilities Commission Series 2012A, Rev., 5.00%, 10/1/2023	25	28
Palm Beach County Health Facilities Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020B, Rev., 4.00%, 11/15/2041	250	275
Series 2020B, Rev., 5.00%, 11/15/2042	500	587
Palm Beach County Health Facilities Authority, Toby and Leon Cooperman Sinai Residences of Boca Raton Expansion
Rev., 2.63%, 6/1/2025	3,985	4,020
Rev., 3.00%, 6/1/2027	7,280	7,400
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	20,976
Polk County School District Series 2019B, COP, 5.00%, 1/1/2021	20	20
School Board of Miami-Dade County (The) Series 2015A, COP, 5.00%, 5/1/2030	70	83
School District of Broward County Series 2019A, COP, 5.00%, 7/1/2029	35	46
South Florida Water Management District COP, 5.00%, 10/1/2036	125	148
State of Florida Department of Transportation Rev., 5.00%, 7/1/2021	35	36
State of Florida Department of Transportation Turnpike System
Series 2013A, Rev., 5.00%, 7/1/2022	35	38
Series 2013B, Rev., 5.00%, 7/1/2022	75	81
Series 2013A, Rev., 5.00%, 7/1/2023	30	34
Series 2016A, Rev., 5.00%, 7/1/2023	20	22
Series 2019A, Rev., 5.00%, 7/1/2024	25	29
Series 2019A, Rev., 5.00%, 7/1/2034	140	179
State of Florida, Capital Outlay
Series 2012C, GO, 5.00%, 6/1/2023	40	43
Series 2015F, GO, 5.00%, 6/1/2026	25	30
State of Florida, State Board of Education, Lottery
Series 2016A, Rev., 5.00%, 7/1/2022	35	38
Series 2017A, Rev., 5.00%, 7/1/2028	340	450

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tampa Sports Authority Local Option Sales Tax, Stadium Project Rev., 5.00%, 1/1/2025	100	114
Tohopekaliga Water Authority, Utility System
Rev., 4.00%, 10/1/2022	25	27
Rev., 4.00%, 10/1/2034	30	34
Volusia County Educational Facility Authority, Embry-Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2035	400	466
Series 2020A, Rev., 4.00%, 10/15/2036	500	581

Total Florida		152,376

Georgia — 1.9%
Albany-Dougherty Inner City Authority
Rev., 5.00%, 7/1/2026	320	387
Rev., 5.00%, 7/1/2027	330	408
Rev., 5.00%, 7/1/2028	350	440
Rev., 5.00%, 7/1/2029	1,100	1,399
Rev., 5.00%, 7/1/2030	1,155	1,494
Rev., 5.00%, 7/1/2031	425	547
Athens-Clarke County Unified Government GO, 5.00%, 12/1/2028	300	402
Camden County Public Service Authority, City of St. Mary’s Project Rev., 5.00%, 12/1/2020(c)	3,965	3,965
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., GTD, 4.00%, 7/1/2045	1,100	1,294
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	725	889
GO, 5.00%, 8/1/2032	750	916
GO, 5.00%, 8/1/2033	690	842
Cherokee County Water and Sewer Authority Rev., 5.00%, 8/1/2032	25	31
City of Atlanta, Water and Wastewater
Series 2013B, Rev., 5.00%, 11/1/2023	30	34
Rev., 5.00%, 11/1/2029	2,110	2,526
Rev., 5.00%, 11/1/2030	4,250	5,084
City of Columbus, Georgia Water and Sewerage
Series 2014A, Rev., 5.00%, 5/1/2027	445	516
Series 2014A, Rev., 5.00%, 5/1/2028	595	688
Rev., 5.00%, 5/1/2031	280	341
Rev., 5.00%, 5/1/2034	350	423
Rev., 5.00%, 5/1/2035	350	423
Cobb County, Kennestone Hospital Authority, Wellstar Health System, Inc., Project
Series 2020B, Rev., 5.00%, 4/1/2023(f)	175	191
Series 2020B, Rev., 5.00%, 4/1/2024(f)	530	600
Series 2020A, Rev., 5.00%, 4/1/2025	200	237
Series 2020B, Rev., 5.00%, 4/1/2025(f)	800	936
Series 2020A, Rev., 5.00%, 4/1/2026	425	519
Series 2020B, Rev., 5.00%, 4/1/2026(f)	700	845
Series 2020A, Rev., 5.00%, 4/1/2027	400	502
Series 2020A, Rev., 5.00%, 4/1/2028	500	640
Series 2020A, Rev., 5.00%, 4/1/2029	700	911
Series 2020A, Rev., 5.00%, 4/1/2030	705	935
Series 2020A, Rev., 5.00%, 4/1/2031	625	824
Series 2020A, Rev., 4.00%, 4/1/2032	400	482
Series 2020A, Rev., 4.00%, 4/1/2033	500	598
Series 2020A, Rev., 4.00%, 4/1/2034	350	417
Series 2020A, Rev., 4.00%, 4/1/2035	250	297
Series 2020A, Rev., 4.00%, 4/1/2036	505	598
Series 2020A, Rev., 3.00%, 4/1/2037	700	752
Series 2020A, Rev., 5.00%, 4/1/2038	750	963
Series 2020A, Rev., 4.00%, 4/1/2039	475	558
Series 2020A, Rev., 5.00%, 4/1/2040	500	639
Series 2020A, Rev., 3.00%, 4/1/2045	1,785	1,875
Series 2020A, Rev., 5.00%, 4/1/2050	1,070	1,345
County of DeKalb, Water and Sewerage
Rev., 5.00%, 10/1/2021	35	36
Series B, Rev., 5.25%, 10/1/2022	4,810	5,256
Series B, Rev., 5.25%, 10/1/2023	8,660	9,857
Series 2006B, Rev., 5.25%, 10/1/2026	5,500	7,012

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Oconee, Water and Sewerage Rev., 5.00%, 9/1/2023	50	54
DeKalb Private Hospital Authority Series 2019B, Rev., 5.00%, 7/1/2032	50	65
Forsyth County School District GO, 5.00%, 2/1/2022	30	32
Forsyth County Water and Sewerage Authority Rev., GTD, 4.00%, 4/1/2021	25	25
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc., Project Series 2017A, Rev., 5.00%, 2/15/2028	115	142
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2023	645	708
Rev., 5.00%, 6/15/2024	580	659
Rev., 5.00%, 6/15/2025	650	762
Rev., 5.00%, 6/15/2026	500	603
Rev., 5.00%, 6/15/2027	2,315	2,853
Rev., 5.00%, 6/15/2028	2,300	2,893
Rev., 5.00%, 6/15/2029	500	640
Rev., 5.00%, 6/15/2030	2,310	2,981
Rev., 5.00%, 6/15/2031	800	1,008
Rev., 3.00%, 6/15/2032	1,175	1,284
Rev., 5.00%, 6/15/2033	1,660	2,070
Rev., 5.00%, 6/15/2034	1,125	1,399
Rev., 5.00%, 6/15/2035	1,250	1,550
Rev., 4.00%, 6/15/2036	1,000	1,156
Rev., 4.00%, 6/15/2037	1,500	1,728
Rev., 4.00%, 6/15/2039	1,785	2,046
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System Project
Rev., 4.00%, 8/1/2035	500	572
Rev., 4.00%, 8/1/2036	375	428
Rev., 4.00%, 8/1/2037	495	563
Henry County, Water and Sewerage Authority
Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,620
Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2029	25	34
Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,531
Metropolitan Atlanta Rapid Transit Authority, Sales Tax Series 2017C, Rev., 5.00%, 7/1/2023	65	73
Newton County School District Series 2012A, GO, 5.00%, 4/1/2022	40	43
Polk School District, Sales Tax GO, 5.00%, 3/1/2025	360	433
Private Colleges and Universities Authority, Emory University
Series 2019A, Rev., 5.00%, 9/1/2028	40	53
Series A, Rev., 5.00%, 10/1/2043	2,005	2,212
State of Georgia
Series 2013C, GO, 4.00%, 10/1/2023	25	27
Series E, GO, 5.00%, 12/1/2023	20	23
Series A-2, GO, 5.00%, 2/1/2029	5,020	6,367

Total Georgia		104,511

Hawaii — 0.5%
City and County Honolulu, Wastewater System Series 2019A, Rev., 4.00%, 7/1/2025	25	29
City and County of Honolulu
Series 2019D, GO, 5.00%, 8/1/2023	20	22
Series 2017D, GO, 5.00%, 9/1/2023	20	23
Series B, GO, 5.00%, 10/1/2027	8,695	10,543
Series C, GO, 5.00%, 10/1/2027	3,000	3,638
State of Hawaii
Series FE, GO, 5.00%, 10/1/2027	1,315	1,655
Series FG, GO, 5.00%, 10/1/2028	2,500	3,129
Series FW, GO, 5.00%, 1/1/2032	5,000	6,548

Total Hawaii		25,587

Idaho — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	3,059
Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,938

Total Idaho		8,997

Illinois — 5.4%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	372
Chicago O’Hare International Airport Series 2013B, Rev., 5.00%, 1/1/2021	35	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series C, Rev., 5.00%, 1/1/2022	195	205
City of Altamont Series 2019B, GO, 3.00%, 1/1/2024	35	37
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	105
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2021	200	200
Rev., 5.00%, 1/1/2022	20	20
City of Chicago, Pilsen Redevelopment Project Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,054
City of Chicago, Wastewater Transmission Rev., 5.00%, 1/1/2022	700	733
City of Chicago, Waterworks, Second Lien
Rev., 5.00%, 11/1/2021	1,500	1,559
Rev., 5.00%, 11/1/2022	600	647
Rev., 5.00%, 11/1/2027	1,000	1,154
Rev., 5.00%, 11/1/2030	500	572
City of Country Club Hills GO, 4.00%, 12/1/2021	40	41
City of Decatur GO, AGM, 5.00%, 3/1/2028	15	17
City of Rockford, Sales Tax
GO, 4.00%, 12/15/2024	280	314
GO, 4.00%, 12/15/2025	440	503
GO, 4.00%, 12/15/2026	455	528
GO, 4.00%, 12/15/2027	480	561
GO, 4.00%, 12/15/2028	500	587
GO, 4.00%, 12/15/2029	515	599
GO, 4.00%, 12/15/2030	360	417
City of Springfield, Senior Lien Electric
Rev., 5.00%, 3/1/2027	4,500	5,305
Rev., 5.00%, 3/1/2028	4,000	4,705
Rev., AGM, 3.50%, 3/1/2030	3,500	3,795
Cook County School District No. 111 Burbank GO, AGM, 4.00%, 12/1/2035	50	56
County of Cook, Sales Tax Rev., 5.00%, 11/15/2031	3,600	4,437
County of Cook, School District No. 122 Ridgeland, Capital Appreciation GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021(c)	5,000	4,981
County of Cook, Township High School District No. 225 Series 2016A, GO, 5.00%, 12/1/2024	15	18
County of DuPage, Courthouse Project
GO, 5.00%, 1/1/2028	255	315
GO, 5.00%, 1/1/2029	730	900
County of Will GO, 4.00%, 11/15/2036	60	68
Du Page Cook and Will Counties Community College District No. 502 GO, 5.00%, 6/1/2023	25	28
DuPage and Cook Counties Community Consolidated School District No. 181 Hinsdale
Rev., 5.00%, 12/1/2025	25	31
Series 2018A, GO, 4.00%, 1/15/2032	25	28
DuPage County Community Unit School District No. 200 Wheaton-Warrenville GO, 5.00%, 10/1/2025	30	36
DuPage County High School District No. 87 Glenbard GO, 5.00%, 1/1/2028	25	30
Illinois Finance Authority, Advocate Healthcare Network
Series 2013A, Rev., 5.00%, 6/1/2023	20	22
Rev., 4.13%, 5/1/2025	5	6
Series 2013A, Rev., 5.00%, 6/1/2027	110	122
Rev., 4.13%, 5/1/2045	35	38
Illinois Finance Authority, Clean Water Initiative Revolving Fund Rev., 5.00%, 7/1/2039	80	104
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2025	400	472
Illinois Finance Authority, Mercy Health Corp. Rev., 1.50%, 12/1/2020	25	25
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	45	51
Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,167
Illinois Finance Authority, Township High School District Rev., 4.00%, 12/1/2035	40	49
Illinois Sports Facilities Authority (The)
Rev., 5.00%, 6/15/2028	2,000	2,496
Rev., 5.00%, 6/15/2029	2,500	3,173
Rev., 5.00%, 6/15/2030	1,500	1,892
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2028	25	32
Series 2015B, Rev., 5.00%, 1/1/2029	35	42

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019C, Rev., 5.00%, 1/1/2029	20,830	27,387
Series 2016B, Rev., 5.00%, 1/1/2030	30	37
Series 2019C, Rev., 5.00%, 1/1/2030	19,000	25,450
Series 2019C, Rev., 5.00%, 1/1/2031	11,050	14,706
Series 2016A, Rev., 5.00%, 12/1/2031	30	36
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	25
Kane County School District No. 131 Aurora East Side
Series 2020A, GO, AGM, 5.00%, 12/1/2025	60	72
Series 2020B, GO, AGM, 5.00%, 12/1/2025	115	139
Series 2020B, GO, AGM, 5.00%, 12/1/2026	205	254
Series 2020A, GO, AGM, 4.00%, 12/1/2027	110	131
Series 2020A, GO, AGM, 4.00%, 12/1/2028	65	77
Series 2020B, GO, AGM, 4.00%, 12/1/2028	135	160
Series 2020A, GO, AGM, 4.00%, 12/1/2029	65	76
Series 2020B, GO, AGM, 4.00%, 12/1/2029	40	47
Series 2020A, GO, AGM, 4.00%, 12/1/2030	75	88
Series 2020A, GO, AGM, 4.00%, 12/1/2031	100	116
Series 2020A, GO, AGM, 4.00%, 12/1/2032	115	133
Series 2020A, GO, AGM, 4.00%, 12/1/2033	130	150
Series 2020A, GO, AGM, 4.00%, 12/1/2034	230	265
Series 2020A, GO, AGM, 4.00%, 12/1/2035	280	319
Series 2020A, GO, AGM, 4.00%, 12/1/2036	250	283
Kane McHenry Cook and De Kalb Counties Unit School District No. 300 GO, AMBAC, Zero Coupon, 12/1/2020	20	20
Kane, Cook and DuPage Counties School District No. 46, Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,921
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2026	435	500
GO, AGM, 4.00%, 2/1/2027	1,365	1,589
GO, AGM, 4.00%, 2/1/2028	1,470	1,725
GO, AGM, 4.00%, 2/1/2029	1,130	1,333
GO, AGM, 4.00%, 2/1/2030	730	853
GO, AGM, 4.00%, 2/1/2031	830	961
GO, AGM, 4.00%, 2/1/2032	535	616
GO, AGM, 4.00%, 2/1/2033	500	573
McHenry County Community Consolidated School District No. 47 Crystal Lake Rev., 4.00%, 2/1/2028	25	29
Northern Illinois Municipal Power Agency Series 2016A, Rev., 5.00%, 12/1/2020	60	60
Northern Illinois University
Series 2020B, Rev., 5.00%, 4/1/2025	425	497
Series 2020B, Rev., 5.00%, 4/1/2026	700	840
Series 2020B, Rev., 5.00%, 4/1/2027	550	676
Series 2020B, Rev., 5.00%, 4/1/2028	650	813
Series 2020B, Rev., 5.00%, 4/1/2029	425	541
Series 2020B, Rev., 5.00%, 4/1/2030	250	324
Series 2020B, Rev., 5.00%, 4/1/2031	520	670
Series 2020B, Rev., 5.00%, 4/1/2032	650	831
Series 2020B, Rev., 5.00%, 4/1/2033	675	858
Series 2020B, Rev., 5.00%, 4/1/2034	475	602
Peoria City School District No. 150
Series 2020A, GO, AGM, 4.00%, 12/1/2026	195	232
Series 2020A, GO, AGM, 4.00%, 12/1/2027	500	588
Series 2020A, GO, AGM, 4.00%, 12/1/2028	950	1,111
Series 2020A, GO, AGM, 4.00%, 12/1/2029	2,500	2,899
Regional Transportation Authority Series 2002A, Rev., NATL-RE, 6.00%, 7/1/2029	55	74
Sales Tax Securitization Corp.
Series 2017A, Rev., 5.00%, 1/1/2027	90	109
Series C, Rev., 5.50%, 1/1/2030	18,250	23,358
Series C, Rev., 5.50%, 1/1/2031	26,360	33,591
Series C, Rev., 5.25%, 1/1/2034	22,520	27,753

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sales Tax Securitization Corp., Second Lien Series 2020A, Rev., 5.00%, 1/1/2037	2,000	2,452
Southwestern Illinois Development Authority, Flood Prevention District Council Project
Rev., 5.00%, 4/15/2025	550	655
Rev., 5.00%, 4/15/2026	250	307
Rev., 5.00%, 4/15/2027	360	453
Rev., 5.00%, 4/15/2028	385	496
Rev., 5.00%, 4/15/2029	295	387
Rev., 5.00%, 4/15/2030	625	834
Rev., 4.00%, 4/15/2031	1,450	1,785
State of Illinois
GO, 4.00%, 2/1/2021	200	201
GO, 5.00%, 5/1/2022	160	167
Series 2018A, GO, 5.00%, 10/1/2022	180	189
GO, 5.00%, 3/1/2023	10	10
GO, 5.00%, 5/1/2023	120	128
Series 2018A, GO, 4.00%, 5/1/2024	50	52
Series D, Rev., 5.00%, 6/15/2024	40	44
Series D, GO, 5.00%, 11/1/2024	15,715	16,836
GO, 5.00%, 1/1/2025	700	759
GO, 5.00%, 3/1/2025	5,600	5,768
GO, 5.00%, 8/1/2025	25	26
GO, 5.00%, 2/1/2026	4,900	5,388
GO, 5.00%, 3/1/2026	5,910	6,080
Series 2017D, GO, 5.00%, 11/1/2026	5,175	5,674
GO, 5.00%, 6/1/2027	25	27
GO, 5.00%, 1/1/2028	150	163
GO, 4.13%, 3/1/2028	30	30
GO, 4.50%, 2/1/2029	450	466
Series A, GO, 5.00%, 5/1/2030	35	39
GO, 4.13%, 11/1/2031	40	41
GO, 5.00%, 2/1/2039	2,255	2,336
State of Illinois, Sales Tax, Junior Obligation Rev., 5.00%, 6/15/2023	40	43
University of Illinois, Auxiliary Facilities System
Series 2020A, Rev., 5.00%, 4/1/2026	1,905	2,293
Series 2020A, Rev., 5.00%, 4/1/2027	2,000	2,466
Series 2020A, Rev., 5.00%, 4/1/2028	2,100	2,642
Series 2020A, Rev., 5.00%, 4/1/2029	2,200	2,812
Series 2020A, Rev., 5.00%, 4/1/2030	2,310	2,992
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	174
Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,151
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	724
Rev., AGM, 4.00%, 3/1/2027	375	446
Rev., AGM, 4.00%, 3/1/2028	1,000	1,185
Village of Glenview Series 2012A, GO, 3.00%, 12/1/2020	25	25
Village of Westmont GO, 4.00%, 1/1/2027	45	53
Will County Forest Preservation District, Limited Tax
GO, 5.00%, 12/15/2031	500	670
GO, 5.00%, 12/15/2032	500	662
GO, 5.00%, 12/15/2033	710	935
GO, 5.00%, 12/15/2034	915	1,188
Will County Township High School District No. 204 Joliet, Limited Tax Series 2011A, GO, 5.00%, 1/1/2021	40	40
Will County, Community Unit School District No. 365-U
GO, 4.00%, 1/1/2030	975	1,113
GO, 4.00%, 1/1/2033	1,000	1,112
GO, 3.00%, 7/1/2036	1,700	1,816
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College GO, 5.00%, 1/1/2026	40	49

Total Illinois		298,566

Indiana — 1.4%
Brownsburg 1999 School Building Corp., First Mortgage Rev., 5.00%, 1/15/2028	10	13
Carmel Redevelopment Authority Series 2014B, Rev., 5.00%, 7/1/2023	25	28
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2022	325	342
Series 2014B, Rev., 5.00%, 1/1/2023	375	394
City of Fishers Series 2018C, GO, 5.00%, 1/1/2026	40	50
City of Franklin, Otterbeit Homes

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, Rev., 5.00%, 7/1/2023	1,000	1,098
Series B, Rev., 5.00%, 7/1/2025	1,500	1,747
Series B, Rev., 5.00%, 7/1/2027	500	606
Series B, Rev., 5.00%, 7/1/2030	670	829
Series B, Rev., 5.00%, 7/1/2032	735	894
Series B, Rev., 4.00%, 7/1/2034	805	908
Series B, Rev., 4.00%, 7/1/2035	685	771
City of Greensburg, Sewage Works Rev., 3.00%, 5/1/2025	100	111
City of Indianapolis Department of Public Utilities Water System Series 2018A, Rev., 5.00%, 10/1/2032	225	290
City of Jeffersonville Series 2020A, Rev., 5.25%, 11/1/2040(d)	4,560	4,579
City of Rockport, Indiana Michigan Power Company Project Series A, Rev., 3.05%, 6/1/2025	11,600	12,713
East Allen Multi School Building Corp. Rev., 5.00%, 1/15/2038	25	31
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,095	1,253
Rev., 5.00%, 2/1/2025	500	572
Gary Community School Building Corp., Ad Valorem Property Tax First Mortgage
Series 2020B, Rev., 4.00%, 7/15/2025	215	242
Series 2020B, Rev., 4.00%, 1/15/2026	215	244
Series 2020B, Rev., 4.00%, 7/15/2026	230	263
Series 2020B, Rev., 5.00%, 1/15/2027	470	566
Series 2020B, Rev., 5.00%, 7/15/2027	510	620
Series 2020B, Rev., 5.00%, 7/15/2028	550	677
Greenfield Middle School Building Corp., Ad Valorem Property Tax First Mortgage Refunding
Rev., 4.00%, 7/15/2033	245	282
Rev., 4.00%, 1/15/2035	550	629
Hamilton Southeastern Consolidated School Building Corp.
Series B-2, Rev., 4.00%, 7/15/2023	5	5
Rev., 5.00%, 1/15/2026	30	37
Hobart Building Corp. Rev., 5.00%, 1/15/2029	65	79
Huntington Countywide School Building Corp. Rev., 5.00%, 1/15/2035	35	45
Indiana Bond Bank, Hamilton County Projects
Series 2019B, Rev., Zero Coupon, 7/15/2024	220	215
Series 2019B, Rev., Zero Coupon, 1/15/2025	200	195
Series 2019B, Rev., Zero Coupon, 7/15/2025	450	436
Series 2019B, Rev., Zero Coupon, 1/15/2026	370	357
Series 2019B, Rev., Zero Coupon, 7/15/2026	370	354
Series 2019B, Rev., Zero Coupon, 1/15/2027	325	308
Series 2019B, Rev., Zero Coupon, 7/15/2027	320	300
Series 2019B, Rev., Zero Coupon, 1/15/2028	450	417
Series 2019B, Rev., Zero Coupon, 7/15/2028	450	413
Series 2019B, Rev., Zero Coupon, 1/15/2029	560	508
Series 2019B, Rev., Zero Coupon, 7/15/2029	735	658
Series 2019B, Rev., Zero Coupon, 1/15/2030	750	656
Series 2019B, Rev., Zero Coupon, 7/15/2030	740	638
Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	20	21
Indiana Finance Authority
Series 2017A, Rev., 5.00%, 6/1/2032	500	632
Series 2019A, Rev., 5.00%, 2/1/2033	30	39
Series 2019A, Rev., 5.00%, 2/1/2034	35	46
Indiana Finance Authority, CWA Authority Project Series 2016A, Rev., 5.00%, 10/1/2036	70	85
Indiana Finance Authority, Educational Facilities, Kipp Indianapolis, Inc., Project Series 2020A, Rev., 4.00%, 7/1/2030	110	118

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 5.00%, 10/1/2024	1,000	1,112
Rev., 5.00%, 10/1/2025	675	766
Indiana Finance Authority, Franciscan Alliance, Inc., Obligated Group
Series 2016B, Rev., 5.00%, 11/1/2026	10	12
Series 2017B, Rev., 5.00%, 11/1/2032	25	31
Indiana Finance Authority, Goshen Health
Series A, Rev., 5.00%, 11/1/2030	500	629
Series A, Rev., 5.00%, 11/1/2031	1,020	1,273
Series A, Rev., 5.00%, 11/1/2032	530	658
Series A, Rev., 5.00%, 11/1/2033	1,110	1,372
Series A, Rev., 5.00%, 11/1/2034	760	937
Series A, Rev., 5.00%, 11/1/2035	665	818
Series A, Rev., 4.00%, 11/1/2036	230	263
Series A, Rev., 4.00%, 11/1/2037	335	382
Series A, Rev., 4.00%, 11/1/2038	340	387
Series A, Rev., 4.00%, 11/1/2039	355	403
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2022(c)	5,205	5,496
Series 2012C, Rev., 5.00%, 2/1/2023	20	22
Series C, Rev., 5.00%, 2/1/2023(c)	3,000	3,309
Series 2017B, Rev., 5.00%, 2/1/2026	20	25
Series A, Rev., 5.00%, 2/1/2027	1,000	1,192
Series 2018A, Rev., 5.00%, 2/1/2035	100	128
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2101A, Rev., 5.25%, 10/1/2031	1,000	1,039
Indianapolis Local Public Improvement Bond Bank, Courthouse and Jail Project Series 2019A, Rev., 5.00%, 2/1/2032	225	294
Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project Series 2017C, Rev., 5.00%, 1/1/2035	195	244
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2024	1,250	1,375
Series 2019F, Rev., 5.00%, 1/1/2030	1,265	1,681
Series 2019F, Rev., 5.00%, 1/1/2031	915	1,211
Series 2019F, Rev., 5.00%, 1/1/2032	880	1,159
Series 2019F, Rev., 5.00%, 1/1/2033	1,760	2,303
Series 2019F, Rev., 5.00%, 1/1/2035	665	864
Michigan City School Building Corp., Ad Valorem Property Tax First Mortgage Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,711
MSD Warren Township Vision 2005 School Building Corp., First Mortgage Rev., 4.00%, 7/10/2032	25	30
New Albany-Floyd County School Building Corp., First Mortgage Rev., 4.00%, 7/15/2026	415	460
North Adams Community Schools Renovation Building Corp. Rev., 5.00%, 7/15/2032	25	32
Northern Wells Multi-School Building Corp. Rev., 4.00%, 7/15/2035	50	57
Perry Township Multi School Building Corp., Ad Valorem Property Tax First Mortgage Series 2012B, Rev., 5.00%, 7/15/2022	25	27
Plainfield High School Building Corp., Ad Valorem Property Tax First Mortgage Refunding
Rev., 5.00%, 7/15/2023	750	840
Rev., 5.00%, 7/15/2024	1,255	1,460
Series 2019A, Rev., 5.00%, 7/15/2028	30	39
Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,261
South Bend Redevelopment Authority, Double Tracking Project Rev., 5.00%, 8/1/2026	125	152

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
The Trustees of Indiana University
Series A, Rev., 5.00%, 6/1/2022(c)	1,000	1,072
Series 2016A, Rev., 5.00%, 6/1/2028	110	137
Series Y, Rev., 5.00%, 8/1/2030	130	165
Valparaiso Multi-Schools Building Corp., Unlimited AD Valorem Property Tax First Mortage
Rev., 5.00%, 7/15/2022	30	32
Rev., 4.00%, 1/15/2024	50	56
Yorktown Redevelopment Authority, Property Tax Lease Rev., 4.00%, 1/15/2026	35	41

Total Indiana		78,271

Iowa — 0.5%
City of Ankeny Series 2018A, GO, 5.00%, 6/1/2023	40	45
City of Cedar Rapids
Series 2019C, Rev., 4.00%, 6/1/2031	25	29
City of Des Moines Series 2014E, GO, 5.00%, 6/1/2022	30	32
County of Linn
COP, 4.00%, 6/1/2030	490	582
COP, 4.00%, 6/1/2031	745	882
COP, 4.00%, 6/1/2032	1,455	1,714
COP, 4.00%, 6/1/2033	1,615	1,895
COP, 4.00%, 6/1/2034	700	819
COP, 4.00%, 6/1/2035	575	672
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2021(c)	12,905	13,319
Rev., 5.00%, 8/1/2026(c)	5,220	6,604
Series 2020A, Rev., 5.00%, 8/1/2026	45	57
Rev., 5.00%, 8/1/2027	30	36
Rev., 5.00%, 8/1/2031	30	40
Iowa Finance Authority, Unitypoint Health Series 2016E, Rev., 5.00%, 8/15/2023	435	486
State of Iowa
Series 2016A, Rev., 5.00%, 6/1/2023	35	39
Rev., 5.00%, 6/15/2024	200	234
Waukee Community School District Series 2016B, GO, 5.00%, 6/1/2022	20	21

Total Iowa		27,506

Kansas — 0.5%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2034	790	988
City of Overland Park Series 2017A, GO, 4.00%, 9/1/2023	35	39
City of Wichita, Airport Bonds Series 2015A, GO, 4.00%, 12/1/2040	25	28
Johnson and Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,507
Kansas State Department Transportation Highway
Series 2015B, Rev., 5.00%, 9/1/2029	5,150	6,242
Series B, Rev., 5.00%, 9/1/2030	8,025	9,688
Series B, Rev., 5.00%, 9/1/2035	4,625	5,542
Riley County Unified School District No. 383, Manhattan-Ogden
Series 2018A, GO, 5.00%, 9/1/2032	40	51
Series 2018A, GO, 5.00%, 9/1/2034	60	75
State of Kansas Department of Transportation
Series 2018A, Rev., 5.00%, 9/1/2023	20	23
Series 2015B, Rev., 5.00%, 9/1/2027	100	121
Series 2018A, Rev., 5.00%, 9/1/2034	305	380
Wyandotte County Unified School District No. 203 Piper
Series A, GO, 5.00%, 9/1/2041	1,000	1,255
Series 2018A, GO, 5.00%, 9/1/2042	30	38
Wyandotte County-Kansas City Unified Government, Kansas International Speedway Corp. Project Rev., 5.00%, 12/1/2020	30	30

Total Kansas		28,007

Kentucky — 0.8%
Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,003
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,552
Kentucky Economic Development Finance Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,250	1,585

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,257
Series A-1, Rev., 5.00%, 8/1/2035	500	622
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,962
Series A, Rev., 5.00%, 6/1/2037	2,795	3,111
Kentucky Public Energy Authority, Gas Supply
Series A, Rev., 4.00%, 4/1/2024(b)	6,450	7,148
Series 2019C, Rev., 4.00%, 2/1/2028(b)	15,000	17,790
Kentucky State Property and Buildings Commission, Project No. 84
Rev., NATL-RE, 5.00%, 8/1/2021	1,000	1,031
Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,265
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series A, Rev., 5.00%, 7/1/2021(c)	5,145	5,288

Total Kentucky		45,614

Louisiana — 0.8%
City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2023(c)	1,400	1,559
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	370	414
Series C, Rev., 5.00%, 12/1/2024	510	589
Series 2018C, Rev., 5.00%, 12/1/2025	835	995
Series 2018C, Rev., 5.00%, 12/1/2026	500	611
Series 2018C, Rev., 5.00%, 12/1/2028	400	509
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	386
Series C, Rev., 5.00%, 12/1/2029	1,500	1,895
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	641
Series 2016B, Rev., 5.00%, 12/1/2031	75	92
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	638
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	564
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	386
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Rev., 5.00%, 5/15/2025(b)	1,590	1,900
Rev., 5.00%, 5/15/2026	430	524
Rev., 5.00%, 5/15/2027	410	511
Rev., 5.00%, 5/15/2028	400	508
Rev., 5.00%, 5/15/2029	600	774
Rev., 5.00%, 5/15/2030	650	851
Rev., 5.00%, 5/15/2031	875	1,139
Rev., 5.00%, 5/15/2032	900	1,164
Rev., 5.00%, 5/15/2033	700	901
Rev., 5.00%, 5/15/2034	875	1,122
Louisiana Public Facilities Authority, Tulane University of Louisiana Project
Series 2020A, Rev., 5.00%, 4/1/2025	60	71
Series 2020A, Rev., 5.00%, 4/1/2026	100	122
Series 2020A, Rev., 5.00%, 4/1/2027	150	188
Series 2016A, Rev., 5.00%, 12/15/2027	160	198
Series 2020A, Rev., 5.00%, 4/1/2028	170	217
Series 2020A, Rev., 5.00%, 4/1/2029	225	293
Series 2020A, Rev., 5.00%, 4/1/2030	135	179
Series 2020A, Rev., 5.00%, 4/1/2031	150	197
Series 2020A, Rev., 5.00%, 4/1/2032	150	195
Series 2020A, Rev., 5.00%, 4/1/2034	500	643
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	79
State of Louisiana
Series 2012C, GO, 5.00%, 7/15/2022	15	16
Series 2019A, Rev., GAN, 5.00%, 9/1/2022	30	32
Series A, GO, 5.00%, 2/1/2023	25	27
Series 2019A, GO, 5.00%, 3/1/2035	13,000	16,846
Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,457

Total Louisiana		42,433

Maine — 0.4%
City of Portland GO, 5.00%, 4/1/2024	25	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maine Health and Higher Educational Facilities Authority, John F Murphy Homes Inc. Series 2019B, Rev., 4.00%, 7/1/2036	25	29
Maine Health and Higher Educational Facilities Authority, Mainehealth
Series 2020A, Rev., 5.00%, 7/1/2026	250	308
Series 2020A, Rev., 5.00%, 7/1/2027	300	377
Series 2020A, Rev., 5.00%, 7/1/2028	500	639
Series 2020A, Rev., 5.00%, 7/1/2029	750	977
Series 2020A, Rev., 5.00%, 7/1/2030	800	1,057
Series 2020A, Rev., 5.00%, 7/1/2031	1,250	1,643
Series 2020A, Rev., 5.00%, 7/1/2032	1,000	1,307
Series 2020A, Rev., 5.00%, 7/1/2033	1,000	1,300
Series 2020A, Rev., 5.00%, 7/1/2034	1,000	1,296
Series 2020A, Rev., 5.00%, 7/1/2035	500	646
Series 2020A, Rev., 4.00%, 7/1/2036	950	1,127
Series 2020A, Rev., 4.00%, 7/1/2045	4,100	4,707
Series 2020A, Rev., 4.00%, 7/1/2050	2,500	2,851
Maine Municipal Bond Bank Series C, Rev., 5.00%, 11/1/2034	660	834
Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	82
University of Maine System
Rev., AGM, 5.00%, 3/1/2021	25	25
Rev., AGM, 4.00%, 3/1/2027	100	114

Total Maine		19,348

Maryland — 3.5%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	1,400	1,705
GO, 5.00%, 3/1/2028	4,930	6,516
GO, 5.00%, 3/1/2029	5,540	7,274
GO, 5.00%, 3/1/2030	6,335	8,268
Baltimore County, Metropolitan District
GO, 5.00%, 3/1/2027	4,830	6,212
GO, 5.00%, 3/1/2029	5,500	7,222
GO, 5.00%, 3/1/2030	5,665	7,393
GO, 5.00%, 3/1/2031	6,125	7,961
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,601
City of Baltimore, Wastewater Projects
Series 2017B, Rev., 3.00%, 7/1/2021	25	25
Series D, Rev., 5.00%, 7/1/2021	40	41
Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,687
County of Anne Arundel, General Improvements
GO, 5.00%, 10/1/2026	6,285	7,972
GO, 5.00%, 10/1/2027	6,000	7,819
GO, 5.00%, 10/1/2034	3,360	4,162
GO, 5.00%, 10/1/2035	2,395	2,960
GO, 5.00%, 10/1/2037	3,400	4,183
County of Anne Arundel, Water and Sewer
GO, 5.00%, 10/1/2026	2,260	2,867
GO, 5.00%, 10/1/2027	2,260	2,945
GO, 5.00%, 10/1/2034	1,875	2,322
GO, 5.00%, 10/1/2035	1,925	2,379
County of Baltimore, 2019 Crossover GO, 5.00%, 11/1/2024	25	30
County of Charles, Consolidated Public Improvement GO, 5.00%, 11/1/2023	25	29
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2027	5,435	6,981
Series A, GO, 5.00%, 2/15/2029	6,605	8,662
Series D, GO, 5.00%, 2/15/2030	4,780	6,231
Series 2017D, GO, 4.00%, 2/15/2032	40	49
County of Howard, Metropolitan District Project Series 2017C, GO, 5.00%, 2/15/2025	25	30
County of Montgomery, Department of Liquor Control Series 2019A, Rev., 5.00%, 4/1/2027	75	96
County of Prince George’s, Consolidated Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	13
Maryland Health and Higher Educational Facilities Authority, Frederick Health System Issue
Rev., 3.25%, 7/1/2039	175	182
Rev., 4.00%, 7/1/2040	215	245
Rev., 4.00%, 7/1/2045	800	900
Rev., 4.00%, 7/1/2050	1,295	1,446

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,119
Rev., 4.00%, 7/1/2036	1,000	1,116
Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue Series 2017A, Rev., 5.00%, 5/15/2045	1,205	1,427
Montgomery County, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,352
Series A, GO, 5.00%, 11/1/2026	4,150	5,285
State of Maryland
Series 2017A, GO, 5.00%, 3/15/2024	40	46
Series 2017B, GO, 5.00%, 8/1/2026	40	51
State of Maryland Department of Transportation, Second Issue Rev., 5.00%, 10/1/2027	2,000	2,519
State of Maryland, State and Local Facilities Loan of 2017
Series A, GO, 5.00%, 3/15/2028	5,280	6,756
Series A, GO, 4.00%, 3/15/2030	22,225	26,681
Series A, GO, 5.00%, 3/15/2031	1,920	2,437
State of Maryland, State and Local Facilities Loan of 2018
Series 2018B, GO, 5.00%, 8/1/2026	25	32
Series A, GO, 5.00%, 3/15/2029	4,225	5,549
University System of Maryland, Auxiliary Facility and Tution Series 2014A, Rev., 5.00%, 4/1/2021	20	20
Washington Suburban Sanitary District, Consolidated Public Improvement
Rev., GTD, 5.00%, 6/1/2024	65	76
Rev., GTD, 4.00%, 6/1/2025	40	46
Rev., GTD, 5.00%, 6/1/2030	25	34

Total Maryland		193,954

Massachusetts — 3.3%
Boston Water and Sewer Commission Series A, Rev., 5.00%, 11/1/2027	25	32
City of Westfield, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	25	27
GO, 5.00%, 3/1/2024	20	23
City of Woburn GO, 5.00%, 7/15/2027	45	59
Commonwealth of Massachusetts
Series B, GO, 5.25%, 8/1/2021	20	21
Series 2020A, GO, 5.00%, 3/1/2023	20	22
Series B, GO, 5.25%, 8/1/2023	10,000	11,336
Series 2006B, GO, AGM, 5.25%, 9/1/2023	15	17
Series C, GO, 5.00%, 10/1/2023	65	74
Series 2004C, GO, AMBAC, 5.50%, 12/1/2023	90	104
Series 2019A, GO, 5.00%, 7/1/2024	60	70
Series 2016B, GO, 4.00%, 7/1/2026	90	108
Series 2016A, GO, 5.00%, 7/1/2026	45	57
Series 2018B, GO, 5.00%, 7/1/2026	45	57
Series 2019A, GO, 5.00%, 1/1/2027	25	32
Series 2017D, GO, 5.00%, 7/1/2027	45	58
Series A, GO, 5.00%, 7/1/2027	25	32
Series 2019E, GO, 3.00%, 12/1/2027	260	303
Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,985
Series A, GO, 5.00%, 3/1/2031	2,250	2,593
Series A, GO, 5.00%, 3/1/2032	1,000	1,151
Series A, GO, 5.00%, 7/1/2036	3,535	4,222
Series 2018A, GO, 5.00%, 1/1/2040	35	44
Commonwealth of Massachusetts Federal Highway, Accelerated Bridge Program Series 2013A, Rev., GAN, 5.00%, 6/15/2022(c)	20	22
Commonwealth of Massachusetts Transportation Fund
Series 2016A, Rev., 5.00%, 6/1/2025	60	72
Series 2016A, Rev., 5.00%, 6/1/2027	15	19
Commonwealth of Massachusetts, Consolidated Loan
Series B, GO, 5.00%, 4/1/2023	25	28

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 7, GO, 5.00%, 7/1/2024	40	47
Series 2018E, GO, 5.00%, 9/1/2025	50	61
Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	6,149
Series 2017D, GO, 5.00%, 2/1/2036	40	49
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	15,165
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	11,496
Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,518
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series 2018B, GO, 5.00%, 1/1/2027	10,000	12,750
Essex North Shore Agricultural and Technical School District GO, 4.00%, 6/1/2043	35	39
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2025	2,250	2,764
Series A, Rev., 5.25%, 7/1/2027	10,530	13,801
Massachusetts Bay Transportation Authority, Mass Sales Tax
Series 2014A, Rev., 5.00%, 7/1/2023	25	28
Series 2004A, Rev., 5.50%, 7/1/2024	25	30
Series B, Rev., NATL-RE, 5.50%, 7/1/2026	5	6
Series 2015A, Rev., 5.00%, 7/1/2027	25	30
Series 2017A-2, Rev., 5.00%, 7/1/2027	25	32
Series 2005A, Rev., 5.00%, 7/1/2028	25	33
Series A, Rev., 5.25%, 7/1/2029	5,000	6,843
Series A, Rev., 5.00%, 7/1/2031	1,255	1,760
Series A-1, Rev., 5.25%, 7/1/2033	5,000	7,349
Massachusetts Clean Water Trust (The), State Revolving Fund
Series 21, Rev., 5.00%, 8/1/2031	110	144
Series 22, Rev., 5.00%, 8/1/2033	25	33
Massachusetts Development Finance Agency, Boston College Issue
Series 2020U, Rev., 5.00%, 7/1/2034	1,285	1,872
Series 2020U, Rev., 5.00%, 7/1/2035	1,370	1,999
Series 2020U, Rev., 5.00%, 7/1/2036	1,410	2,086
Massachusetts Development Finance Agency, Mass General Brigham Issue
Series 2020A-2, Rev., 5.00%, 7/1/2029	75	99
Series 2020A-1, Rev., 5.00%, 1/31/2030(b)	13,600	17,780
Massachusetts Development Finance Agency, Milford Regional Medical Center
Series G, Rev., 5.00%, 7/15/2022(d)	115	121
Series G, Rev., 5.00%, 7/15/2023(d)	120	131
Series G, Rev., 5.00%, 7/15/2024(d)	130	145
Series G, Rev., 5.00%, 7/15/2025(d)	120	138
Series G, Rev., 5.00%, 7/15/2027(d)	320	380
Series G, Rev., 5.00%, 7/15/2029(d)	600	727
Series G, Rev., 5.00%, 7/15/2031(d)	675	814
Series G, Rev., 5.00%, 7/15/2032(d)	400	479
Massachusetts Development Finance Agency, Northeastern University Issue
Series 2020A, Rev., 5.00%, 10/1/2030	660	903
Series 2020A, Rev., 5.00%, 10/1/2031	580	788
Series 2020A, Rev., 5.00%, 10/1/2032	425	573
Series 2020A, Rev., 5.00%, 10/1/2033	450	603
Series 2020A, Rev., 5.00%, 10/1/2034	500	668
Massachusetts Development Finance Agency, Partners Healthcare System Issue Series 2017S-1, Rev., 5.00%, 7/1/2021	25	26
Massachusetts Development Finance Agency, Suffolk University Issue
Rev., 5.00%, 7/1/2029	440	556
Rev., 5.00%, 7/1/2030	720	886
Rev., 5.00%, 7/1/2031	620	758
Rev., 5.00%, 7/1/2032	770	935
Rev., 5.00%, 7/1/2033	800	964
Rev., 5.00%, 7/1/2034	550	660

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Massachusetts Development Finance Agency, Wellforce Issue
Series 2020C, Rev., AGM, 5.00%, 10/1/2024	115	133
Series 2020C, Rev., AGM, 5.00%, 10/1/2025	175	209
Series 2020C, Rev., AGM, 5.00%, 10/1/2026	175	215
Series 2020C, Rev., AGM, 5.00%, 10/1/2027	500	629
Series 2020C, Rev., AGM, 5.00%, 10/1/2028	1,165	1,496
Series 2020C, Rev., AGM, 5.00%, 10/1/2029	665	870
Series 2020C, Rev., AGM, 5.00%, 10/1/2030	675	900
Series 2020C, Rev., AGM, 5.00%, 10/1/2031	635	842
Series 2020C, Rev., AGM, 5.00%, 10/1/2032	1,575	2,074
Series 2020C, Rev., AGM, 5.00%, 10/1/2033	1,290	1,691
Series 2020C, Rev., AGM, 5.00%, 10/1/2034	1,175	1,537
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,770	1,834
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	5,015
Massachusetts School Building Authority, Sales Tax Series 2015B, Rev., 5.00%, 1/15/2025	40	48
Massachusetts Transportation Trust Fund Metropolitan Highway System, Commonwealth Contract Assistance Secured
Series A, Rev., 5.00%, 1/1/2028	3,765	4,903
Series 2019C, Rev., 5.00%, 1/1/2035	40	52
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2023	20	23
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,680
Series B, Rev., AGM, 5.25%, 8/1/2027	140	184
Series C, Rev., 5.00%, 8/1/2030	55	70
Series B, Rev., AGM, 5.25%, 8/1/2036	20	31
Town of Longmeadow GO, 5.00%, 6/1/2025	25	30
Town of Middleborough, Municipal Purpose Loan GO, 4.00%, 10/1/2023	25	28
Town of South Hadley, Municipal Purpose Loan Series 2017A, GO, 4.00%, 6/15/2022	40	42
Town of Southwick, Municipal Purpose Loan GO, 5.00%, 12/15/2028	25	32
Town of Stoughton, Municipal Purpose Loan
GO, 5.00%, 10/15/2022	35	38
GO, 4.00%, 10/15/2038	50	58
University of Massachusetts Building Authority Series 2019-1, Rev., 5.00%, 5/1/2035	105	137

Total Massachusetts		184,587

Michigan — 1.6%
Bath Community Schools GO, Q-SBLF, 4.00%, 5/1/2025	100	116
Bendle Public School District GO, Q-SBLF, 4.00%, 5/1/2035	40	44
Board of Trustees of Michigan State University Series 2019B, Rev., 5.00%, 2/15/2030	100	131
Cadillac Area Public Schools GO, Q-SBLF, 5.00%, 5/1/2041	45	58
Caledonia Community Schools GO, Q-SBLF, 4.00%, 5/1/2044	70	76
Charter Township of Meridian GO, 5.00%, 10/1/2023	30	34
City of Grand Rapids, Sanitary Sewer System
Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	2,175	2,244
Rev., 5.00%, 1/1/2026	25	31
Rev., 5.00%, 1/1/2027	400	490
Rev., 5.00%, 1/1/2028	325	398
Rev., 5.00%, 1/1/2029	350	428
Rev., 5.00%, 1/1/2031	345	465
Rev., 5.00%, 1/1/2032	1,150	1,449
Rev., 5.00%, 1/1/2033	1,745	2,157
Rev., 5.00%, 1/1/2035	105	139
Rev., 5.00%, 1/1/2036	185	243
Rev., 4.00%, 1/1/2037	500	608
Rev., 4.00%, 1/1/2038	500	606
Rev., 5.00%, 1/1/2038	35	44
Rev., 4.00%, 1/1/2039	700	846

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Troy, Limited Tax GO, 5.25%, 11/1/2021(c)	1,005	1,051
Counties of Oakland and Livingston, Huron Valley School District GO, Q-SBLF, 5.00%, 5/1/2023	4,900	4,993
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	102
Dansville Schools GO, Q-SBLF, 4.00%, 5/1/2039	25	28
Forest Hills Public Schools GO, 5.00%, 5/1/2023	20	22
Grand Rapids Charter Township Economic Development Corp., Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	2,795	3,057
Rev., 5.00%, 5/15/2037	4,575	5,095
Grand Rapids Public Schools
GO, AGM, 5.00%, 11/1/2030	1,350	1,785
GO, AGM, 5.00%, 11/1/2032	1,500	1,961
GO, AGM, 5.00%, 11/1/2034	1,045	1,358
GO, AGM, 5.00%, 11/1/2035	1,500	1,944
Grosse Pointe Public School System GO, 5.00%, 5/1/2035	45	58
Hartford Public Schools GO, Q-SBLF, 4.00%, 5/1/2037	35	38
Holland School District GO, AGM, 4.00%, 5/1/2035	25	27
Holt Public Schools
GO, Q-SBLF, 5.00%, 5/1/2028	45	58
GO, Q-SBLF, 5.00%, 5/1/2030	225	305
Hudsonville Public Schools Series 2020-I, GO, Q-SBLF, 5.00%, 5/1/2031	25	34
Huron School District GO, Q-SBLF, 5.00%, 5/1/2044	35	44
Kalamazoo Economic Development Corp., Heritage Community of Kalamazoo Project
Rev., 2.63%, 5/15/2025	1,150	1,152
Rev., 2.88%, 5/15/2026	1,545	1,548
Lakeview School District, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2022	90	96
Lakewood Public Schools, School Improvement, Limited Tax GO, 2.00%, 5/1/2022	75	77
Lansing Board of Water and Light, Utility System Series A, Rev., 5.50%, 7/1/2021(c)	1,000	1,031
Lansing Community College, Building and Site
GO, 5.00%, 5/1/2029	60	78
GO, 5.00%, 5/1/2030	600	773
GO, 5.00%, 5/1/2032	635	811
Lapeer Community Schools GO, Q-SBLF, 5.00%, 5/1/2024	15	17
Lawrence Public Schools GO, Q-SBLF, 4.00%, 5/1/2026	30	34
Macomb Interceptor Drain Drainage District GTD, 5.00%, 5/1/2028	85	112
Meridian Public School District, School and Building Site, Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2043	40	49
Michigan Finance Authority, Bronson Healthcare Group, Inc. Series C, Rev., 3.75%, 5/15/2026(b)	21,000	24,187
Michigan Finance Authority, Henry Ford Health System
Rev., 5.00%, 11/15/2023	510	576
Rev., 4.00%, 11/15/2035	1,900	2,146
Michigan Finance Authority, Kettering University Project Rev., 4.00%, 9/1/2045	500	550
Michigan Finance Authority, Local Government Loan Program Series 2014D-4, Rev., 5.00%, 7/1/2034	50	57
Michigan Finance Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2021(c)	1,000	1,048
Series 2017MI, Rev., 5.00%, 12/1/2027	50	63
Series 2017A-MI, Rev., 5.00%, 12/1/2029	125	158
Series 2017A-MI, Rev., 5.00%, 12/1/2035	130	160
Series 2016MI, Rev., 5.25%, 12/1/2041	475	568
Michigan State Hospital Finance Authority, Ascension Health Credit Group Series B-4, Rev., 5.00%, 11/15/2027	50	59
Michigan Strategic Fund, Community Colleges Skilled Trades Equipment Program Rev., 5.00%, 3/1/2025	315	375

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Michigan Strategic Fund, Holland Home Obligated Group
Rev., 4.00%, 11/15/2021	175	178
Rev., 4.00%, 11/15/2022	185	191
Rev., 4.00%, 11/15/2023	185	193
Rev., 4.00%, 11/15/2024	585	617
Rev., 5.00%, 11/15/2029	1,700	1,927
Michigan Strategic Fund, United Methodist Retirement Communities Obligated Group, Porter Hills Presbyterian Village Project
Rev., 4.00%, 5/15/2027	1,010	1,105
Rev., 5.00%, 5/15/2037	2,360	2,628
North Branch Area Schools GO, Q-SBLF, 5.00%, 5/1/2023	20	22
Novi Community School District, School Building and Site Bonds, Unlimited Tax Series 2020-I, GO, 5.00%, 5/1/2030	30	41
Ottawa County Board of County Road Commissioners Rev., 5.00%, 8/1/2025	25	31
Plymouth-Canton Community School District Series 2015B, GO, AGM, 4.00%, 5/1/2035	50	57
Regents of the University of Michigan
Rev., 5.00%, 4/1/2031	15	18
Rev., 5.00%, 4/1/2033	2,190	2,672
Roseville Community Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2028	25	33
South Lyon Community Schools, School Building and Site GO, 4.00%, 5/1/2038	25	27
State of Michigan, Environmental Program
Series 2016A, GO, 5.00%, 12/1/2023	20	23
Series A, GO, 5.00%, 12/1/2028	4,300	5,082
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2025	1,150	1,202
Rev., 5.00%, 11/15/2026	610	637
Rev., 5.00%, 11/15/2027	1,035	1,080
Rev., 5.00%, 11/15/2030	2,185	2,279
University of Michigan
Rev., 5.00%, 4/1/2028	25	31
Series 2019A, Rev., 5.00%, 4/1/2029	25	34
Utica Community Schools, School Building and Site Unlimited Tax GO, Q-SBLF, 5.00%, 5/1/2028	25	33
Warren Consolidated Schools, School Building and Site GO, Q-SBLF, 5.00%, 5/1/2034	25	30
Waterford School District GO, Q-SBLF, 4.00%, 5/1/2032	40	45
West Ottawa Public Schools, School Building and Site Series 2014-1, GO, 5.00%, 5/1/2022	75	80

Total Michigan		88,588

Minnesota — 0.4%
Circle Pines Independent School District No. 12 Series 2015A, GO, Zero Coupon, 2/1/2023	800	792
City of Big Lake Series 2018A, GO, 3.00%, 2/1/2024	140	151
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	12
City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,243
City of Hastings Series 2019A, GO, 5.00%, 2/1/2030	70	91
City of Minneapolis, Health Care System, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2037	6,230	7,174
Series A, Rev., 4.00%, 11/15/2038	750	862
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,252
Series A, Rev., 5.00%, 11/15/2049	1,000	1,205
City of New Hope, Capital Improvement Plan Series 2017A, GO, 5.00%, 2/1/2026	10	12
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	30
City of St. Paul Minnesota, Housing and Redevelopment Authority, Hmong College Prep Academy Project Rev., 5.00%, 9/1/2040	610	711
City of Woodbury, Charter School Lease
Rev., 3.00%, 12/1/2030	250	257
Rev., 4.00%, 12/1/2040	200	213
Clearbrook-Gonvick Independent School District No. 2311 Series 2019A, GO, 5.00%, 2/1/2024	120	138

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Douglas, Law Enforcement Center Series 2019B, GO, 5.00%, 2/1/2028	5	6
County of Hennepin Series 2017C, GO, 5.00%, 12/1/2023	20	23
County of McLeod Series 2019A, GO, 5.00%, 2/1/2028	255	334
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	207
Series 2019B, COP, 5.00%, 2/1/2024	215	243
Series 2019B, COP, 5.00%, 2/1/2025	190	223
Series 2019B, COP, 5.00%, 2/1/2026	200	242
Series 2019B, COP, 5.00%, 2/1/2027	185	230
Series 2019B, COP, 5.00%, 2/1/2028	175	223
Hutchinson Independent School District No. 423 Series 2016A, GO, 5.00%, 2/1/2026	10	12
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,400	1,754
Kasson and Mantorville Independent School District No. 204 Series A, GO, 5.00%, 2/1/2021	40	40
Lakeville Independent School District No. 194 Series 2020B, COP, 4.00%, 4/1/2026	140	164
Mahnomen Independent School District No. 432 Series A, GO, 2.00%, 2/1/2029	25	26
Minneapolis-St. Paul Metropolitan Airports Commission
Series 2019C, Rev., 5.00%, 1/1/2026	100	121
Series A, Rev., 5.00%, 1/1/2026	25	31
Series A, Rev., 5.00%, 1/1/2027	85	107
Series A, Rev., 5.00%, 1/1/2032	35	43
Series 2019A, Rev., 5.00%, 1/1/2034	50	63
Minnesota Higher Education Facilities Authority, Carleton College Rev., 5.00%, 3/1/2027	725	918
Minnesota Municipal Power Agency Series 2014A, Rev., 5.00%, 10/1/2024	10	12
Robbinsdale Independent School District No. 281 Series 2019B, GO, 5.00%, 2/1/2028	975	1,270
St. Paul Independent School District No. 625 Series 2018A, GO, 5.00%, 2/1/2021	25	25
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	25	26
State of Minnesota, Various Purpose
Series 2013D, GO, 5.00%, 10/1/2021	25	26
Series 2017A, GO, 5.00%, 10/1/2029	65	84
Series 2019A, GO, 5.00%, 8/1/2035	30	40
Western Minnesota Municipal Power Agency, Power Supply Series 2014A, Rev., 5.00%, 1/1/2024(c)	25	28

Total Minnesota		21,664

Mississippi — 1.1%
City of Tupelo
GO, 4.00%, 12/1/2024	165	188
GO, 4.00%, 12/1/2025	150	176
GO, 4.00%, 12/1/2027	475	581
GO, 4.00%, 12/1/2030	545	666
County of Warren, Gulf Opportunity Zone, International Paper Co. Project
Series 2020A, Rev., 1.37%, 6/16/2025(b)	1,750	1,800
Series 2020C, Rev., 1.37%, 6/16/2025(b)	1,500	1,543
Mississippi Development Bank Series 2015A, Rev., 5.00%, 1/1/2026	35	41
Mississippi Development Bank, Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project Rev., 5.00%, 8/1/2025	35	41
Mississippi Development Bank, Jackson Sales Tax Revenue Infrastructure Project
Rev., 5.00%, 9/1/2028	1,200	1,524
Rev., 5.00%, 9/1/2030	650	851

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mississippi Development Bank, Northwest Mississippi Community College Improvement Project
Rev., 4.00%, 3/1/2032	200	243
Rev., 4.00%, 3/1/2033	205	247
Rev., 4.00%, 3/1/2034	230	276
Rev., 4.00%, 3/1/2035	200	239
Rev., 4.00%, 3/1/2036	500	597
Rev., 4.00%, 3/1/2037	730	868
Rev., 4.00%, 3/1/2038	825	978
Rev., 4.00%, 3/1/2039	560	662
Mississippi Development Bank, Public Improvement Rev., 4.00%, 3/1/2025	100	113
Mississippi Development Bank, Rankin County Project
Rev., 5.00%, 3/1/2023	30	33
Rev., 5.00%, 8/1/2030	500	664
Rev., 5.00%, 8/1/2031	300	397
Rev., 5.00%, 8/1/2032	350	460
Rev., 5.00%, 8/1/2033	300	392
Rev., 5.00%, 8/1/2034	350	456
Mississippi Development Bank, Rankin County School District Project Rev., 3.50%, 6/1/2042	450	493
Mississippi Development Bank, Walnut Grove Youth Correctional Facilities Series 2010C, Rev., 5.00%, 8/1/2021	25	25
Mississippi State University Educational Building Corp., University Facilities Refinancing Series 2017A, Rev., 5.00%, 8/1/2028	25	32
Oxford School District GO, 4.00%, 5/1/2022	10	11
State of Mississippi
Series 2019A, Rev., 5.00%, 10/15/2025	1,005	1,179
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,791
Series A, GO, 5.00%, 11/1/2030	1,250	1,559
Series A, GO, 5.00%, 11/1/2031	2,750	3,423
Series 2019B, GO, 5.00%, 10/1/2033	30	40
Series A, GO, 5.00%, 11/1/2034	7,595	9,402
Series A, GO, 4.00%, 11/1/2036	5,030	5,833
Series A, GO, 4.00%, 11/1/2038	21,155	24,305

Total Mississippi		62,129

Missouri — 1.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Project Rev., AGM, 5.25%, 7/1/2026	75	95
City of Gladstone Series A, COP, 3.00%, 12/1/2025	5	6
City of Kansas
Series 2012A, Rev., 4.00%, 1/1/2023	40	42
Series E, Rev., 5.00%, 4/1/2028	90	105
City of Kansas, Improvement and Refunding Series A, GO, 5.00%, 2/1/2023	620	625
Columbia School District GO, 4.00%, 3/1/2030	1,595	1,908
County of Jackson, Harry S. Truman Sports Complex Project Rev., 5.00%, 12/1/2020	20	20
County of Jackson, Right of Way Project Rev., 5.00%, 12/1/2020	30	30
County of Jackson, Special Obligation and Improvement Bonds Rev., 4.00%, 12/1/2023	25	28
Curators of the University of Missouri (The), System Facilities Series 2020B, Rev., 5.00%, 11/1/2030	9,515	13,206
Fort Zumwalt School District GO, 5.00%, 3/1/2036	40	49
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	252
Health and Educational Facilities Authority of the State of Missouri, Coxhealth
Series 2019A, Rev., 5.00%, 11/15/2032	135	171
Series 2019A, Rev., 5.00%, 11/15/2038	250	310
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	619
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,104
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series 2018A, Rev., 5.00%, 6/1/2027	100	126

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health and Educational Facilities Authority of the State of Missouri, SSM Health Series 2014A, Rev., 4.00%, 6/1/2023	100	108
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2034	1,000	1,298
Rev., 5.00%, 11/15/2035	1,350	1,746
Health and Educational Facilities Authority of the State of Missouri, Wright Memorial Hospital
Rev., 5.00%, 9/1/2022	540	572
Rev., 5.00%, 9/1/2024	300	338
Rev., 5.00%, 9/1/2025	315	364
Rev., 5.00%, 9/1/2026	620	731
Rev., 5.00%, 9/1/2029	1,420	1,751
Jefferson City School District, Missouri Direct Deposit Program GO, 5.00%, 3/1/2025	35	42
Kansas City Industrial Development Authority, Kansas City International Airport Terminal Modernization Project
Series 2019B, Rev., AMT, 5.00%, 3/1/2032	1,250	1,562
Series 2019B, Rev., AMT, 5.00%, 3/1/2033	2,250	2,797
Series 2019C, Rev., 5.00%, 3/1/2033	2,485	3,154
Metropolitan St. Louis Sewer District, Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,625
Series 2015B, Rev., 5.00%, 5/1/2031	530	635
Series B, Rev., 5.00%, 5/1/2032	1,900	2,271
Series B, Rev., 5.00%, 5/1/2033	4,430	5,286
Series B, Rev., 5.00%, 5/1/2034	2,000	2,385
Series B, Rev., 5.00%, 5/1/2035	2,125	2,534
Missouri Highways and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	32,122
Missouri State Board of Public Buildings Series 2018A, Rev., 5.00%, 4/1/2027	25	31
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program Series 2010B, Rev., 5.00%, 1/1/2021	3,645	3,659
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2004A, Rev., 4.00%, 7/1/2021	25	25
Pattonville-Bridgeton Terrace Fire Protection District GO, 4.00%, 11/1/2025	25	29
St. Charles County Public Water Supply District No. 2 COP, 5.00%, 12/1/2026	15	18

Total Missouri		90,779

Montana — 0.7%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	375
Series 2019A, Rev., 5.00%, 7/1/2027	535	686
Series 2019A, Rev., 5.00%, 7/1/2028	480	632
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,307
Series 2019A, Rev., 5.00%, 7/1/2030	690	897
Series 2019A, Rev., 5.00%, 7/1/2031	870	1,126
Series 2019A, Rev., 5.00%, 7/1/2032	720	927
Series 2019A, Rev., 5.00%, 7/1/2033	565	724
Series 2019A, Rev., 5.00%, 7/1/2034	545	697
Series 2019A, Rev., 5.00%, 7/1/2035	550	702
Series 2019A, Rev., 5.00%, 7/1/2036	800	1,018
Series 2019A, Rev., 5.00%, 7/1/2038	850	1,072
Series 2019A, Rev., 5.00%, 7/1/2039	840	1,058
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	4,066
Gallatin County School District No. 44 Belgrade, School Building
GO, 5.00%, 6/1/2027	205	262
GO, 5.00%, 6/1/2028	250	326
GO, 4.00%, 6/1/2029	290	362
GO, 4.00%, 6/1/2030	230	284
GO, 4.00%, 6/1/2031	370	454
GO, 4.00%, 6/1/2032	255	310
GO, 4.00%, 6/1/2033	155	187
GO, 4.00%, 6/1/2034	175	211
GO, 4.00%, 6/1/2035	270	324
GO, 4.00%, 6/1/2036	300	358

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 4.00%, 6/1/2037	410	487
GO, 4.00%, 6/1/2038	375	445
GO, 4.00%, 6/1/2039	385	455
Montana Facility Finance Authority, SCL Health System
Series A, Rev., 4.00%, 1/1/2035	4,000	4,748
Series A, Rev., 4.00%, 1/1/2036	3,000	3,549
Series A, Rev., 4.00%, 1/1/2037	3,000	3,536
Series A, Rev., 4.00%, 1/1/2038	960	1,128
Montana State Board of Regents, University of Monatana Series 2019B, Rev., 5.00%, 11/15/2028	55	72
Yellowstone County K-12 School District No. 26 Lockwood GO, 5.00%, 7/1/2033	2,450	3,126

Total Montana		35,911

Nebraska — 1.2%
Central Plains Energy Project, Gas Project No. 3
Rev., 5.25%, 9/1/2037	100	108
Series 2017A, Rev., 5.00%, 9/1/2042	1,500	2,187
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024(b)	9,000	10,140
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	184
City of Lincoln Electric System
Series 2020A, Rev., 5.00%, 9/1/2025	40	49
Series 2020A, Rev., 5.00%, 9/1/2033	30	41
Rev., 5.00%, 9/1/2034	280	348
City of Lincoln Water Revenue Rev., 5.00%, 8/15/2028	105	140
City of Omaha, Sewer Rev., 5.00%, 11/15/2031	1,825	2,130
City of Omaha, Various Purpose
GO, 5.00%, 4/15/2029	605	814
GO, 5.00%, 4/15/2030	575	770
GO, 4.00%, 4/15/2034	75	92
County of Cherry, Limited Tax GO, 3.00%, 12/15/2023	15	16
Douglas County Hospital Authority No. 2, Children’s Hospital Obligated Group
Series 2020A, Rev., 5.00%, 11/15/2023	110	124
Series 2020A, Rev., 5.00%, 11/15/2024	100	117
Series 2020A, Rev., 5.00%, 11/15/2025	175	212
Series 2020A, Rev., 5.00%, 11/15/2026	400	498
Series 2020A, Rev., 5.00%, 11/15/2027	400	510
Series 2020A, Rev., 5.00%, 11/15/2028	500	650
Series 2020A, Rev., 5.00%, 11/15/2029	285	376
Series 2020A, Rev., 5.00%, 11/15/2030	225	302
Series 2020A, Rev., 5.00%, 11/15/2031	275	365
Series 2020A, Rev., 5.00%, 11/15/2033	625	821
Series 2020A, Rev., 5.00%, 11/15/2034	600	787
Series 2020A, Rev., 4.00%, 11/15/2035	550	657
Series 2020A, Rev., 4.00%, 11/15/2036	425	506
Series 2020A, Rev., 4.00%, 11/15/2037	525	623
Series 2020A, Rev., 4.00%, 11/15/2038	600	710
Series 2020A, Rev., 4.00%, 11/15/2039	600	708
Douglas County Hospital Authority No. 2, Health Facilities
Rev., 5.00%, 5/15/2023	75	82
Rev., 5.00%, 5/15/2031	25	30
Douglas County School District, Elkhorn Public Schools
GO, 5.00%, 12/15/2024	150	178
GO, 5.00%, 12/15/2025	160	196
GO, 5.00%, 12/15/2026	400	506
GO, 5.00%, 12/15/2027	175	227
GO, 5.00%, 12/15/2028	180	239
GO, 5.00%, 12/15/2029	250	339
GO, 5.00%, 12/15/2030	450	609
GO, 5.00%, 12/15/2031	325	437
GO, 4.00%, 12/15/2032	165	206
GO, 4.00%, 12/15/2033	185	230
GO, 4.00%, 12/15/2034	350	435
GO, 4.00%, 12/15/2035	350	432
Douglas County, Omaha School District No. 001
GO, 4.00%, 12/15/2041	10,000	11,778
GO, 4.00%, 12/15/2042	10,000	11,748
Lancaster County School District No.1, Lincoln Public Schools GO, 5.00%, 1/15/2026	1,675	2,067

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nebraska Educational Health Cultural and Social Services Finance Authority, Immanuel Retirement Communities Obligated Group
Series 2019A, Rev., 4.00%, 1/1/2033	150	170
Series 2019A, Rev., 4.00%, 1/1/2035	1,000	1,128
Series 2019A, Rev., 4.00%, 1/1/2036	1,250	1,405
Series 2019A, Rev., 4.00%, 1/1/2038	1,300	1,451
Omaha Public Facilities Corp., Omaha Baseball Stadium Project Series 2016A, Rev., 5.00%, 6/1/2023	25	28
Omaha Public Power District, Electric System
Series 2019A, Rev., 5.00%, 2/1/2031	35	46
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,591
Series A, Rev., 5.00%, 2/1/2036	1,750	2,220
Series A, Rev., 5.00%, 2/1/2037	2,000	2,531
Public Power Generation Agency, Whelan Energy Center Unit 2 Series A, Rev., 5.00%, 1/1/2034	500	603

Total Nebraska		65,897

Nevada — 0.6%
City of Henderson Series 2011C, GO, 4.00%, 6/1/2021	25	25
Clark County School District Series A, GO, 5.00%, 6/15/2026	2,080	2,546
Clark County, Flood Control GO, 5.00%, 11/1/2024	200	236
Clark County, Limited Tax, Bond Bank Bonds Series B, GO, 5.00%, 11/1/2027	15,030	18,851
Clark County, Stadium Improvement
Series A, GO, 5.00%, 6/1/2026	1,985	2,471
Series A, GO, 5.00%, 6/1/2027	1,225	1,565
Series A, GO, 5.00%, 6/1/2028	1,165	1,525
Series A, GO, 5.00%, 6/1/2030	4,030	5,195
County of Clark Passenger Facility Charge, Las Vegas-Mccarran International Airport Passenger Facility Series 2017B, Rev., AMT, 5.00%, 7/1/2024	200	229
County of Clark Department of Aviation, McCarran International Airport Series 2019A, Rev., 5.00%, 7/1/2026	110	135
County of Clark NV Passenger Facility Charge, Las Vegas-Mccarran International Airport Passenger Facility Series 2015C, Rev., 5.00%, 7/1/2027	195	244
County of Clark, Limited Tax
Series 2018B, GO, 5.00%, 12/1/2024	40	47
Series 2018A, GO, 5.00%, 6/1/2029	200	259
Series 2015A, GO, 4.00%, 7/1/2033	75	85
County of Washoe, Fuel Tax
Rev., 5.00%, 2/1/2036	80	101
Rev., 5.00%, 2/1/2042	150	187
Las Vegas Valley Water District
Series 2017B, GO, 5.00%, 6/1/2023	50	56
Series C, GO, 5.00%, 9/15/2023	30	34
Series B, GO, 5.00%, 12/1/2023	45	51
Series 2019A, GO, 5.00%, 6/1/2030	40	54
State of Nevada Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 12/1/2031	25	31
State of Nevada, Limited Tax, Capital Improvement Series 2015D, GO, 5.00%, 4/1/2023	25	28
Washoe County School District, Limited Tax, School Improvement Series 2020A, GO, 4.00%, 10/1/2035	45	54

Total Nevada		34,009

New Hampshire — 0.0%(e)
New Hampshire Municipal Bond Bank Series 2017B, Rev., 5.00%, 8/15/2023	20	23

New Jersey — 3.7%
Bergen County Improvement Authority (The)
Series 2014B, Rev., GTD, 5.00%, 2/15/2021	30	30
Rev., GTD, 5.00%, 8/15/2034	50	64
Borough of South Bound Brook GO, 3.00%, 8/15/2021	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,220
Chathams District Board of Education Series B, GO, 5.00%, 1/15/2023	25	28
City of Hackensack Series 2018A, GO, 5.00%, 4/1/2021	50	51
City of Jersey Series 2017A, GO, 5.00%, 11/1/2026	85	106
County of Middlesex, Redevelopment General Improvement Bonds GO, 4.00%, 1/15/2024	25	28
County of Monmouth, General Improvement Bonds GO, 4.00%, 1/15/2022	25	26
County of Monmouth, Various Purpose GO, 4.00%, 3/1/2022	50	52
County of Ocean, General Improvement GO, 4.00%, 9/1/2023	75	83
Freehold Township Board of Education GO, 4.00%, 7/15/2025	85	98
Middlesex County Improvement Authority, New Brunswick Cultural Center Project Rev., GTD, 5.00%, 7/1/2023	50	56
Monmouth County Improvement Authority (The), Governmental Pooled Loan Project
Rev., GTD, 5.00%, 12/1/2021	20	21
Series 2013A, Rev., GTD, 5.00%, 8/1/2023	55	62
Rev., GTD, 4.00%, 12/1/2024	35	40
Series 2019A, Rev., 4.00%, 8/1/2035	25	31
Monroe Township Commissioners Fire District No. 3 GO, 5.00%, 10/15/2022	25	27
Morris County Improvement Authority Rev., GTD, 5.00%, 5/1/2023	25	28
New Jersey Economic Development Authority Rev., 4.00%, 7/1/2034	200	213
New Jersey Economic Development Authority, School Facilities Construction
Series XX, Rev., 5.00%, 6/15/2021	9,500	9,718
Series LLL, Rev., 5.00%, 6/15/2028	2,750	3,342
Series LLL, Rev., 5.00%, 6/15/2029	1,970	2,416
Series 2019-LLL, Rev., 5.00%, 6/15/2034	1,000	1,204
Series EEE, Rev., 5.00%, 6/15/2043	2,000	2,317
New Jersey Economic Development Authority, Transit Transportation Project
Series 2020A, Rev., 4.00%, 11/1/2037	1,500	1,638
Series 2020A, Rev., 4.00%, 11/1/2038	3,250	3,544
New Jersey Educational Facilities Authority, Princeton University Series 2017 I, Rev., 5.00%, 7/1/2031	40	51
New Jersey Educational Facilities Authority, Stevens Institute of Technology, Green Bonds
Series 2020A, Rev., 5.00%, 7/1/2032	420	524
Series 2020A, Rev., 5.00%, 7/1/2033	330	410
Series 2020A, Rev., 5.00%, 7/1/2034	265	328
Series 2020A, Rev., 5.00%, 7/1/2035	570	703
Series 2020A, Rev., 5.00%, 7/1/2036	1,095	1,347
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2012A-R, Rev., 4.00%, 9/1/2022	25	27
New Jersey Infrastructure Bank, Environmental Infrastructure, Financing Program Series 2007-C, Rev., 5.00%, 9/1/2021	25	26
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,880	12,349
Series A, Rev., 5.00%, 6/15/2029	10,000	11,614
Series 2018A, Rev., 5.00%, 6/15/2030	6,850	7,923
Series A, Rev., 5.00%, 6/15/2031	5,000	5,764
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2019BB, Rev., 5.00%, 6/15/2032	2,000	2,401
Series 2013AA, Rev., 5.00%, 6/15/2036	5,000	5,341
New Jersey Transportation Trust Fund Authority, Transportation System
Rev., AMBAC, 4.38%, 12/15/2020	35	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,465
Series 2012A, Rev., 5.00%, 6/15/2042	500	524
Passaic Valley Water Commission Rev., AGM, 5.00%, 12/15/2021	25	26
Rutgers The State University of New Jersey Series 2016M, Rev., 5.00%, 5/1/2030	100	120
State of New Jersey, COVID-19
GO, 4.00%, 6/1/2030	16,125	19,484
GO, 4.00%, 6/1/2031	19,000	23,164
State of New Jersey, Covid-19 Emergency Bonds
GO, 5.00%, 6/1/2029	2,500	3,189
GO, 4.00%, 6/1/2032	38,140	46,740
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2023	3,000	3,340
Series A, Rev., 5.00%, 6/1/2024	3,645	4,215
Series A, Rev., 5.00%, 6/1/2025	3,500	4,198
Series A, Rev., 5.00%, 6/1/2026	3,500	4,334
Series A, Rev., 5.00%, 6/1/2028	3,000	3,903
Series A, Rev., 5.00%, 6/1/2029	4,500	5,806
Series A, Rev., 4.00%, 6/1/2037	1,000	1,155
Township of Harrison GO, 4.00%, 8/1/2023	25	28
Township of Hazlet GO, 4.00%, 8/1/2023	25	27
Township of Montclair, General Improvement Series 2017A, GO, 4.00%, 3/1/2024	35	39
Township of Moorestown, General Improvement and Water-Sewer Utility GO, 5.00%, 2/1/2028	30	39
Township of Mount Laurel GO, 4.00%, 4/15/2023	25	27
Township of Raritan, General Improvement GO, 3.00%, 2/15/2022	25	26

Total New Jersey		201,161

New Mexico — 0.2%
Albuquerque Municipal School District No. 12, School Building
GO, 5.00%, 8/1/2030	800	1,038
GO, 5.00%, 8/1/2031	850	1,099
GO, 5.00%, 8/1/2032	1,050	1,350
GO, 5.00%, 8/1/2033	1,385	1,773
GO, 5.00%, 8/1/2035	1,980	2,523
Baltimore County, Gross Receipts Tax Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	960	1,162
Central New Mexico Community College GO, 5.00%, 8/15/2022	40	43
City of Rio Rancho Water and Wastewater System Rev., 5.00%, 5/15/2022	55	59
City of Santa Fe
Rev., 5.00%, 6/1/2024	45	52
Rev., 5.00%, 6/1/2028	175	229
Rev., 4.00%, 6/1/2031	50	58
City of Santa Fe, Senior Lien
Series 2018A, Rev., 5.00%, 6/1/2021	60	62
Series 2018A, Rev., 5.00%, 6/1/2032	30	38
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Series 2015B, Rev., 5.00%, 6/1/2021	25	26
New Mexico Finance Authority, State Transportation, Senior Lien, Tax-Exempt Series 2010-B, Rev., 5.00%, 6/15/2021	75	77
New Mexico Finance Authority, State Transportation, Subordinate Lien
Series A-2, Rev., 5.00%, 12/15/2020	115	115
Series 2018A, Rev., 5.00%, 6/15/2023	145	162
New Mexico Finance Authority, Subordinate Lien Public Project Revolving Fund, Tax-Exempt
Series 2018C-1, Rev., 5.00%, 6/15/2023	25	28
Series 2019C-1, Rev., 5.00%, 6/15/2029	100	135
Series 2019C-1, Rev., 4.00%, 6/15/2035	25	30
Santa Fe Public School District GO, 5.00%, 8/1/2021	45	47
State of New Mexico Severance Tax Permanent Fund Series 2016B, Rev., 4.00%, 7/1/2023	125	137
State of New Mexico, Severance Tax Permanent Fund Series 2017A, Rev., 5.00%, 7/1/2024	180	210

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of New Mexico, Subordinate Lien System Improvement
Series 2016A, Rev., 5.00%, 6/1/2022	65	70
Series 2014C, Rev., 5.00%, 6/1/2028	50	57

Total New Mexico		10,580

New York — 11.2%
Battery Park City Authority Series 2013A, Rev., 5.00%, 11/1/2021	35	37
Bedford Central School District, Boces Project Bonds GO, 4.00%, 7/1/2032	45	58
Bronxville Union Free School District GO, 5.00%, 3/1/2029	25	34
Broome County Local Development Corp., United Health Services Hospitals, Inc., Project
Rev., AGM, 5.00%, 4/1/2028	1,220	1,560
Rev., AGM, 5.00%, 4/1/2029	2,100	2,723
Rev., AGM, 5.00%, 4/1/2030	935	1,236
Rev., AGM, 5.00%, 4/1/2031	925	1,217
Rev., AGM, 5.00%, 4/1/2032	1,000	1,310
Rev., AGM, 5.00%, 4/1/2033	1,050	1,368
Buffalo & Erie County Industrial Land Development Corp., D’youville College Project
Rev., 4.00%, 11/1/2035	515	555
Rev., 4.00%, 11/1/2040	1,035	1,097
City of New York
Series B, GO, 4.00%, 8/1/2022	25	27
Series 2013J, GO, 5.00%, 8/1/2022	95	102
Series C, GO, 5.00%, 8/1/2022	95	102
Series 2017B-1, GO, 5.00%, 12/1/2022	30	33
Series H, Subseries 2006H-A, GO, 4.00%, 1/1/2023	20	22
Series A, GO, 4.00%, 8/1/2023	50	55
Series 1, GO, 5.00%, 8/1/2023	20	23
Series 2015C, GO, 5.00%, 8/1/2023	140	157
Series A, GO, 5.00%, 8/1/2023	20	22
Series C, GO, 5.00%, 8/1/2023	360	404
Series 2019A, GO, 5.00%, 8/1/2024	20	23
Series C, GO, 5.00%, 8/1/2024	20	23
Series C, GO, 4.00%, 8/1/2025	20	23
Series A, GO, 5.00%, 8/1/2027	35	45
Series E, GO, 5.00%, 8/1/2027	310	381
Series H, GO, 5.00%, 8/1/2029	200	224
Series B, Subseries B-1, GO, 5.00%, 10/1/2033	25	32
Series B, Subseries B-1, GO, 5.00%, 10/1/2039	90	113
Series 2020D-1, GO, 4.00%, 3/1/2050	875	1,012
City of New York, Fiscal Year 2013 Series 2013J, GO, 5.00%, 8/1/2023	55	62
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,848
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2023	75	84
County of Albany, Various Purpose GO, 5.00%, 4/1/2022	40	43
County of Livingston, Public Improvement GO, 4.00%, 5/15/2021	20	20
County of Monroe, Public Improvement Serial Bonds GO, AGM, 5.00%, 6/1/2024	25	29
County of Suffolk
Series 2015B, GO, AGM, 5.00%, 10/1/2023	50	56
Series 2015C, GO, 5.00%, 5/1/2025	10	11
Series 2017D, GO, 5.00%, 10/15/2026	105	130
County of Westchester
Series 2016A, GO, 5.00%, 1/1/2022	15	16
Series 2019F, GO, 5.00%, 12/15/2025	30	37
Erie County Fiscal Stability Authority, Sales Tax and State Aid Secured Series 2017D, Rev., 5.00%, 9/1/2038	25	31
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Series 2016A, Rev., 5.00%, 5/1/2022	35	37
Series 2011A, Rev., 5.00%, 5/1/2023	50	51
Series 2013A, Rev., 5.00%, 5/1/2024	25	28
Series 2013A, Rev., 5.00%, 5/1/2027	65	72
Hauppauge Union Free School District GO, 5.00%, 7/15/2023	20	22

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hudson Yards Infrastructure Corp., Second Indenture Series 2017A, Rev., 5.00%, 2/15/2037	50	60
Long Island Power Authority, Electric System
Series 1998A, Rev., AGM, Zero Coupon, 12/1/2020	35	35
Series 2012B, Rev., 5.00%, 9/1/2024	20	22
Series 2020A, Rev., 5.00%, 9/1/2033	1,100	1,483
Rev., 5.00%, 9/1/2034	5,000	6,401
Series 2020A, Rev., 5.00%, 9/1/2034	1,700	2,285
Rev., 5.00%, 9/1/2035	3,000	3,830
Series 2020A, Rev., 5.00%, 9/1/2035	1,200	1,607
Series 2020A, Rev., 5.00%, 9/1/2036	1,435	1,914
Metropolitan Transportation Authority
Series 2018C, Subseries 2018C-2, Rev., BAN, 5.00%, 9/1/2021	3,350	3,412
Series 2011A, Rev., 4.00%, 11/15/2021(c)	10	10
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	6,696
Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	5,745
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,270
Metropolitan Transportation Authority, Dedicated Tax Fund
Series 2016A, Rev., 5.00%, 11/15/2025	45	53
Series 2016B-1, Rev., 5.00%, 11/15/2025	150	178
Middle Country Central School District at Centereach GO, 4.00%, 8/15/2022	35	37
Monroe County Industrial Development Corp., Rochester Schools Modernization Project
Rev., 5.00%, 5/1/2022	155	165
Rev., 5.00%, 5/1/2023	410	455
Rev., 5.00%, 5/1/2026	35	43
Rev., 5.00%, 5/1/2029	25	32
Rev., 5.00%, 5/1/2032	675	834
Rev., 5.00%, 5/1/2033	810	997
Monroe County Industrial Development Corp., True North Rochester Preparatory Charter School Project Series 2020A, Rev., 5.00%, 6/1/2040(d)	630	742
Monroe County Industrial Development Corp., University of Rochester Project Series 2011A, Rev., 5.00%, 7/1/2021	55	57
New York City Industrial Development Agency, United Jewish Appeal — Federation of Jewish Philanthropies of New York, Inc., Project Series 2004B, Rev., 5.00%, 7/1/2034	150	158
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	5,000	5,963
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013 Series 2013S-1, Rev., 5.00%, 7/15/2024	25	27
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015
Series 2015 S-1, Rev., 5.00%, 7/15/2040	45	53
Series 2015S-2, Rev., 5.00%, 7/15/2040	50	59
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2016
Series 2016S-1, Rev., 5.00%, 7/15/2029	30	36
Series 2016 S-1, Rev., 5.00%, 7/15/2033	70	85
Series 2016S-1, Rev., 4.00%, 7/15/2036	45	50
Series 2016S-1, Rev., 5.00%, 7/15/2043	45	54
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018
Series 2018S-2, Rev., 5.00%, 7/15/2030	25	31
Series 2018S-2, Rev., 5.00%, 7/15/2031	45	56
Series 2018S-4, Rev., 5.00%, 7/15/2032	25	32
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2029	25	32
Series 2019S-2A, Rev., 5.00%, 7/15/2030	125	161

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,806
Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2037	180	225
Series 2019S-1, Rev., 5.00%, 7/15/2043	900	1,108
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012
Series 2012D-1, Rev., 5.00%, 11/1/2032	60	63
Subseries E-1, Rev., 5.00%, 2/1/2035	3,350	3,521
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014
Series 2014A-1, Rev., 5.00%, 11/1/2022	35	38
Series 2014B-1, Rev., 5.00%, 11/1/2026	40	46
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015
Series 2015E-1, Rev., 5.00%, 2/1/2024	25	28
Series B, Subseries B-1, Rev., 5.00%, 8/1/2029	55	64
Series 2015A-1, Rev., 5.00%, 8/1/2037	100	115
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016
Series 2016E-1, Rev., 5.00%, 2/1/2031	30	36
Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,700
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series B, Subseries B-1, Rev., 5.00%, 8/1/2024	25	29
Series C, Rev., 5.00%, 11/1/2030	5,685	7,150
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,757
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,685
Series 2017F-1, Rev., 5.00%, 5/1/2032	25	31
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,345
Series 2017A-1, Rev., 4.00%, 5/1/2036	40	45
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,077
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series 2019C-1, Rev., 5.00%, 11/1/2022	40	44
Series 2019C-1, Rev., 5.00%, 11/1/2034	45	58
Series 2019C-1, Rev., 5.00%, 11/1/2035	65	83
Series 2019A-1, Rev., 5.00%, 8/1/2038	30	37
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,618
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2020 Series 2020-I, Rev., 5.00%, 11/1/2022	25	27
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2013
Series 2013G, Rev., 4.00%, 11/1/2022	25	27
Series B, Rev., 5.00%, 11/1/2026	250	271
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2018
Series 2018B-1, Rev., 4.00%, 8/1/2023	30	33
Series 2018-A-2, Rev., 5.00%, 8/1/2033	30	37
Series 2018-A-2, Rev., 5.00%, 8/1/2038	25	31
Series C-3, Rev., 5.00%, 5/1/2039	70	87
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2020
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	125	160
Series 2020B-1, Rev., 5.00%, 11/1/2035	35	46
New York City Trust for Cultural Resources, The Museum of Modern Art Series 2016-1-E, Rev., 4.00%, 2/1/2023	490	525
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012
Series 2012EE, Rev., 4.00%, 6/15/2045	30	31
Series 2012FF, Rev., 4.00%, 6/15/2045	45	47

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2014
Series 2014DD, Rev., 5.00%, 6/15/2023	40	45
Series 2014DD, Rev., 5.00%, 6/15/2024	50	58
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015HH, Rev., 5.00%, 6/15/2029	75	90
Series 2015AA, Rev., 4.00%, 6/15/2044	25	27
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2017
Series 2017CC, Rev., 5.00%, 6/15/2023	60	63
Series EE, Rev., 5.00%, 6/15/2036	5,000	6,216
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2018
Series 2018CC-2, Rev., 5.00%, 6/15/2025	20	23
Series 2018EE, Rev., 5.00%, 6/15/2035	35	42
Series 2018FF, Rev., 5.00%, 6/15/2040	50	63
Series BB, Subseries BB-1, Rev., 5.00%, 6/15/2045	40	49
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2019
Series 2019AA, Rev., 5.00%, 6/15/2023	80	89
Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	19,502
Subseries 2019EE-2, Rev., 5.00%, 6/15/2040	35	45
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2038	10,000	12,071
Series 2020AA, Rev., 5.00%, 6/15/2040	25	33
Series 2020CC-2, Rev., 4.00%, 6/15/2041	10,000	11,976
Subseries 202DD-3, Rev., 5.00%, 6/15/2041	140	184
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	1,880	2,261
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2025	2,000	2,350
New York Convention Center Development Corp., Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	805	730
Series B, Rev., Zero Coupon, 11/15/2026	1,250	1,101
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,279
Series 2016B, Rev., Zero Coupon, 11/15/2028	1,960	1,613
Series B, Rev., Zero Coupon, 11/15/2030	3,400	2,595
Series B, Rev., Zero Coupon, 11/15/2031	1,835	1,349
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,410
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	3,695
New York State Dormitory Authority, Columbia University
Series 2016A-2, Rev., 5.00%, 10/1/2024	15	18
Series 2015A, Rev., 5.00%, 10/1/2025	70	86
Series 2016A-1, Rev., 5.00%, 10/1/2026	70	89
Series 2017B, Rev., 5.00%, 10/1/2026	30	38
New York State Dormitory Authority, Cornell University
Series 2019A, Rev., 5.00%, 7/1/2025	65	79
Series 2019A, Rev., 5.00%, 7/1/2029	25	34
Series 2020A-2, Rev., 5.00%, 7/1/2031	1,750	2,420
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,260
New York State Dormitory Authority, New York University
Series 2016A, Rev., 5.00%, 7/1/2024	50	58
Series 2019A, Rev., 5.00%, 7/1/2024	130	151
Series 2015A, Rev., 5.00%, 7/1/2026	90	108
Series 2016A, Rev., 5.00%, 7/1/2027	60	74
Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,420
Series 2017A, Rev., 4.00%, 7/1/2035	25	29

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, Rev., 4.00%, 7/1/2036	75	86
Series 2019A, Rev., 5.00%, 7/1/2036	45	58
Series 2017A, Rev., 4.00%, 7/1/2037	45	52
Series 2016A, Rev., 5.00%, 7/1/2039	140	167
Series 2019A, Rev., 5.00%, 7/1/2039	25	32
Series 2016A, Rev., 4.00%, 7/1/2043	3,500	3,905
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,917
New York State Dormitory Authority, School Districts Financing Program
Series B, Rev., 5.00%, 10/1/2024	2,000	2,168
Series 2018A, Rev., 5.00%, 10/1/2026	285	350
Series 2019A, Rev., 5.00%, 4/1/2028	80	100
Series 2018A, Rev., 5.00%, 10/1/2030	25	30
Series 2018A, Rev., 5.00%, 10/1/2031	75	90
New York State Dormitory Authority, State Personal Income Tax Series 2005B, Rev., AMBAC, 5.50%, 3/15/2029	140	190
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2014A, Rev., 5.00%, 2/15/2023	90	99
Series 2014E, Rev., 5.00%, 2/15/2023	110	121
Series 2015B, Rev., 5.00%, 2/15/2023	20	22
Series 2016D, Rev., 5.00%, 2/15/2023	25	28
Series A, Rev., 5.00%, 2/15/2023(c)	3,000	3,317
Series 2015E, Rev., 5.00%, 3/15/2023	50	55
Series 2014A, Rev., 5.00%, 2/15/2024(c)	15	17
Series 2015B, Rev., 5.00%, 2/15/2024	110	126
Series 2015B, Rev., 5.00%, 2/15/2025(c)	5	6
Series A, Rev., 5.00%, 2/15/2027	20,000	22,804
Series 2014C, Rev., 5.00%, 3/15/2027	220	252
Series 2014A, Rev., 5.00%, 2/15/2028	10,000	11,385
Series 2017A, Rev., 5.00%, 2/15/2028	40	50
Series A, Rev., 5.00%, 12/15/2028	20,000	21,821
Series 2014A, Rev., 5.00%, 2/15/2029	4,985	5,646
Series 2015E, Rev., 5.00%, 3/15/2029	125	150
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,345
Series 2015E, Rev., 5.00%, 3/15/2030	30	36
Series 2014E, Rev., 5.00%, 2/15/2031	6,455	7,589
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	22,666
Series A, Rev., 5.00%, 3/15/2033	95	122
Series 2015B, Rev., 5.00%, 2/15/2039	50	58
Series 2016A, Rev., 5.00%, 2/15/2041	50	60
Series 2017B, Rev., 5.00%, 2/15/2041	80	98
Series 2012D, Rev., 5.00%, 2/15/2042	75	78
Series 2017B, Rev., 5.00%, 2/15/2042	30	37
Series 2019A, Rev., 5.00%, 3/15/2042	25	31
Series 2019A, Rev., 5.00%, 3/15/2043	95	119
Series 2015B, Rev., 5.00%, 2/15/2045	10,540	12,142
New York State Dormitory Authority, State Sales Tax
Series 2015A, Rev., 5.00%, 3/15/2023	75	83
Series 2016A, Rev., 5.00%, 3/15/2023	45	50
Series 2018C, Rev., 5.00%, 3/15/2023	130	144
Series 2014A, Rev., 5.00%, 3/15/2027	90	103
Series 2014A, Rev., 5.00%, 3/15/2028	25	28
Series 2015B, Rev., 5.00%, 3/15/2029	45	54
Series 2018C, Rev., 5.00%, 3/15/2029	40	52
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,258
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,556
Series A, Rev., 5.00%, 3/15/2031	5,000	5,687

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, Rev., 5.00%, 3/15/2031	6,600	7,859
Series 2014A, Rev., 5.00%, 3/15/2032	20,210	22,967
Series 2016A, Rev., 5.00%, 3/15/2032	35	43
Series 2016A, Rev., 5.00%, 3/15/2033	70	85
Series 2015B, Rev., 5.00%, 3/15/2038	80	94
Series 2018C, Rev., 5.00%, 3/15/2038	1,000	1,250
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,666
Series B, Rev., 5.00%, 3/15/2039	13,080	15,308
Series 2018A, Rev., 5.00%, 3/15/2041	135	167
Series 2018E, Rev., 5.00%, 3/15/2041	225	283
Series 2018A, Rev., 5.00%, 3/15/2044	30	37
New York State Dormitory Authority, State University Dormitory Facilities
Series A, Rev., 5.00%, 7/1/2028	2,720	3,469
Series A, Rev., 5.00%, 7/1/2029	2,100	2,673
Series 2017A, Rev., 5.00%, 7/1/2030	750	930
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,833
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,666
Series A, Rev., 5.00%, 7/1/2032	3,130	3,975
Series 2017A, Rev., 5.00%, 7/1/2037	230	278
Series 2017A, Rev., 5.00%, 7/1/2042	25	30
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 5.00%, 5/15/2022	50	53
Series A, Rev., 5.00%, 5/15/2025	2,000	2,131
Series A, Rev., 5.00%, 5/15/2028	2,000	2,127
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects — Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2023	25	28
Series 2011B, Rev., 5.00%, 6/15/2027	4,345	4,455
Series D, Rev., 5.00%, 6/15/2027	5,325	5,703
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,866
Series 2019B, Rev., 5.00%, 6/15/2028	25	33
Series 2017E, Rev., 4.00%, 6/15/2037	40	47
Series 2019B, Rev., 5.00%, 6/15/2039	150	196
Series 2018B, Rev., 5.00%, 6/15/2043	50	63
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2025	2,635	3,095
Series L, Rev., 5.00%, 1/1/2027	1,250	1,557
Series 2019B, Rev., 4.00%, 1/1/2039	5,000	5,775
Series 2019B, Rev., 4.00%, 1/1/2053	750	863
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2013A-1, Rev., 4.00%, 3/15/2023	25	27
Series 2015A, Rev., 5.00%, 3/15/2023	50	55
Series 2016A, Rev., 5.00%, 3/15/2023	110	122
Series 2014A, Rev., 5.00%, 3/15/2024	40	46
Series 2016A, Rev., 5.00%, 3/15/2024	10	12
Series 2017C, Rev., 5.00%, 3/15/2027	5,750	7,286
Series 2011A, Rev., 5.00%, 3/15/2031	2,340	2,370
Series 2013C, Rev., 5.00%, 3/15/2032	30	33
Series 2016A, Rev., 5.00%, 3/15/2032	350	427
Series 2015A, Rev., 5.00%, 3/15/2033	60	72
Series 2019A, Rev., 5.00%, 3/15/2035	25	32
Series 2019A, Rev., 5.00%, 3/15/2037	35	44
Series 2019A, Rev., 5.00%, 3/15/2038	45	56
Series 2019A, Rev., 5.00%, 3/15/2042	6,500	8,069

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2041	70	89
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2022	5,000	5,166
Rev., AMT, 5.00%, 1/1/2025	5,000	5,570
Rev., AMT, 4.00%, 10/1/2030	5,350	6,027
Rev., AMT, 5.00%, 1/1/2036	9,900	11,215
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	163
Port Authority of New York and New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2023	225	255
Series 179, Rev., 5.00%, 12/1/2023	50	57
Series 179, Rev., 5.00%, 12/1/2025	50	56
Series 207, Rev., AMT, 5.00%, 9/15/2033	800	987
Series 209, Rev., 5.00%, 7/15/2035	125	157
Series 214, Rev., AMT, 4.00%, 9/1/2043	3,000	3,426
Series 93, Rev., 6.13%, 6/1/2094	12,000	13,687
Port Washington Union Free School District GO, 3.00%, 8/1/2027	70	75
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series 2015A, Rev., 5.00%, 10/15/2025	25	29
Series A, Rev., 5.00%, 10/15/2026	2,500	2,936
Series 2015A, Rev., 5.00%, 10/15/2028	55	64
Series A, Rev., 5.00%, 10/15/2029	3,785	4,424
Series A, Rev., 5.00%, 10/15/2031	12,500	14,596
Schuylerville Central School District
GO, 5.00%, 6/15/2023	165	184
GO, 5.00%, 6/15/2025	745	897
GO, 5.00%, 6/15/2026	815	1,012
Suffolk County Water Authority, Water System Series 2014A, Rev., 4.00%, 6/1/2026	50	57
Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2021	50	51
Town of Southeast, Public Improvement Series 2019A, GO, 5.00%, 8/15/2022	45	49
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013B, Rev., 5.00%, 11/15/2021	60	63
Series 2011A, Rev., 5.00%, 1/1/2022(c)	5,495	5,781
Series 2013B, Rev., 5.00%, 11/15/2023	90	102
Series 2016A, Rev., 5.00%, 11/15/2023	20	23
Series 2017C-1, Rev., 5.00%, 11/15/2024	110	130
Series 2017C-1, Rev., 4.00%, 11/15/2025	50	59
Series 2017C-1, Rev., 5.00%, 11/15/2025	150	183
Series 2012B, Rev., 5.00%, 11/15/2026	240	260
Series 2017B, Rev., 5.00%, 11/15/2027	500	636
Series 2015A, Rev., 5.00%, 11/15/2029	200	234
Series B, Rev., 5.00%, 11/15/2030	2,500	2,712
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Capital Appreciation Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,880
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	50	54
Utility Debt Securitization Authority
Rev., 5.00%, 6/15/2023	40	41
Series 2016B, Rev., 5.00%, 12/15/2023	30	31
Series 2016A, Rev., 5.00%, 6/15/2025	100	112
Series 2016B, Rev., 5.00%, 6/15/2025	50	56
Rev., 5.00%, 12/15/2025	75	86
Series 2016A, Rev., 5.00%, 6/15/2027	25	30
Rev., 5.00%, 12/15/2036	5,250	6,370
Utility Debt Securitization Authority, Federally Tax-Exempt
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,707
Series TE, Rev., 5.00%, 12/15/2032	3,500	3,978
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,785

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vestal Central School District GO, 5.00%, 6/15/2021	25	26
Village of Ardsley, Public Improvement Series 2019A, GO, 4.00%, 7/15/2029	80	97
Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2021	60	61
Wantagh Union Free School District Series 2013A, GO, 5.00%, 9/1/2022	30	33

Total New York		618,064

North Carolina — 2.0%
City of Charlotte
Series 2019B, COP, 5.00%, 6/1/2029	120	162
Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,302
Rev., 5.00%, 7/1/2031	25	32
Series A, Rev., 5.00%, 7/1/2034	25	31
City of Concord, Utilities System Rev., 4.00%, 12/1/2020	20	20
City of High Point, Combined Enterprise System Rev., 5.00%, 11/1/2028	25	32
City of Raleigh Rev., 5.00%, 2/1/2029	305	371
City of Wilmington Series A, Rev., 5.00%, 6/1/2028	400	462
Columbus County Industrial Facilities and Pollution Control Financing Authority, International Paper Co. Project Series 2020A, Rev., 1.37%, 6/16/2025(b)	1,775	1,826
County of Brunswick, Limited Obligation Rev., 5.00%, 4/1/2022	30	32
County of Buncombe, Limited Obligation
Rev., 5.00%, 6/1/2023	50	56
Series 2020A, Rev., 5.00%, 6/1/2029	60	81
Series 2020A, Rev., 5.00%, 6/1/2030	75	103
Series 2020A, Rev., 5.00%, 6/1/2031	290	398
Series 2020A, Rev., 5.00%, 6/1/2033	125	169
County of Chatham, Limited Obligation Rev., 5.00%, 11/1/2026	1,880	2,227
County of Cumberland, Limited Obligation Rev., 5.00%, 11/1/2022	20	22
County of Davidson, Limited Obligation
Rev., 5.00%, 6/1/2032	275	371
Rev., 5.00%, 6/1/2033	250	335
Rev., 5.00%, 6/1/2034	225	301
Rev., 5.00%, 6/1/2035	250	334
County of Durham GO, 5.00%, 11/1/2021	25	26
County of Forsyth GO, 5.00%, 12/1/2027	25	33
County of Harnett, Limited Obligation Rev., 4.00%, 10/1/2035	45	54
County of Moore Series 2019A, GO, 5.00%, 1/15/2024	20	23
County of Onslow, Public Facilities Company Ltd.
Rev., 5.00%, 10/1/2026	25	32
Rev., 4.00%, 10/1/2032	340	395
County of Union, Enterprise System Series 2019A, Rev., 5.00%, 6/1/2024	20	23
County of Wake
Rev., 5.00%, 9/1/2023	25	28
Rev., 5.00%, 9/1/2024	25	29
Rev., 5.00%, 9/1/2032	270	361
North Carolina Medical Care Commission, Presbyterian Homes Obligated Group (The)
Rev., 4.00%, 10/1/2027	600	703
Rev., 4.00%, 10/1/2035	650	738
Rev., 4.00%, 10/1/2040	600	660
North Carolina Medical Care Commission, Retirement Facilities, Friends Homes Inc.
Series 2020B-2, Rev., 2.30%, 9/1/2025	1,250	1,254
Series 2020B-1, Rev., 2.55%, 9/1/2026	1,575	1,578
North Carolina Medical Care Commission, Retirement Facilities, Pennybyrn at Maryfield Project Series 2020A, Rev., 5.00%, 10/1/2040	695	767
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group Series 2019C, Rev., 2.55%, 6/1/2026(b)	13,800	14,722
North Carolina Turnpike Authority, Triangle Expressway System Series 2018A, Rev., 4.00%, 1/1/2035	85	100
Raleigh Durham Airport Authority Series 2020B, Rev., 5.00%, 5/1/2026	30	37

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2015B, Rev., AMT, 5.00%, 5/1/2027	1,135	1,324
Series 2020B, Rev., 5.00%, 5/1/2029	25	33
Series 2020B, Rev., 5.00%, 5/1/2031	75	102
Series 2020A, Rev., AMT, 5.00%, 5/1/2032	2,600	3,391
Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,000	1,296
State of North Carolina
Series 2014B, Rev., 5.00%, 6/1/2021	25	26
Series 2014C, Rev., 5.00%, 5/1/2023	50	56
Rev., GAN, 5.00%, 3/1/2027	17,070	21,772
Rev., GAN, 5.00%, 3/1/2028	16,000	20,909
Rev., GAN, 5.00%, 3/1/2033	15,000	19,511
State of North Carolina, Build NC Programs Series 2019A, Rev., 5.00%, 5/1/2026	25	31
University of North Carolina at Chapel Hill Rev., 5.00%, 2/1/2032	25	32
University of North Carolina at Charlotte
Series 2020A, Rev., 5.00%, 10/1/2028	500	656
Rev., 5.00%, 10/1/2029	45	57
Series 2020A, Rev., 5.00%, 10/1/2029	250	335
Series 2020A, Rev., 5.00%, 10/1/2030	165	219
Series 2020A, Rev., 5.00%, 10/1/2031	100	132
Series 2020A, Rev., 5.00%, 10/1/2032	100	132
Series 2020A, Rev., 5.00%, 10/1/2033	500	655
Series 2020A, Rev., 5.00%, 10/1/2034	125	163
University of North Carolina, School of the Arts
Rev., 5.00%, 2/1/2032	1,285	1,644
Rev., 5.00%, 2/1/2033	850	1,081
Rev., 5.00%, 2/1/2034	1,240	1,570
Rev., 5.00%, 2/1/2036	1,385	1,744
Rev., 4.00%, 2/1/2040	500	581
Rev., 4.00%, 2/1/2045	1,750	2,006

Total North Carolina		109,688

North Dakota — 0.0%(e)
Barnes County North Public School District Building Authority Rev., 4.00%, 5/1/2021(c)	10	10
City of Fargo
Series 2014E, GO, 5.00%, 5/1/2025	290	336
Series 2018D, GO, 5.00%, 5/1/2028	100	131
North Dakota Public Finance Authority, State Revolving Fund Program Series 2011A, Rev., 5.00%, 10/1/2021	50	52

Total North Dakota		529

Ohio — 2.7%
Akron Bath Copley Joint Township Hospital District
Rev., 5.00%, 11/15/2025	250	298
Rev., 5.00%, 11/15/2026	175	214
Rev., 5.00%, 11/15/2027	185	229
Rev., 5.00%, 11/15/2028	130	163
Rev., 5.00%, 11/15/2029	275	347
Rev., 5.00%, 11/15/2030	350	448
Rev., 5.00%, 11/15/2031	300	382
Rev., 5.00%, 11/15/2032	350	443
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2018A, Rev., 2.25%, 8/15/2021(b)	8,500	8,528
American Municipal Power, Inc., Green Bonds
Series 2019A, Rev., 5.00%, 2/15/2023	150	165
Series 2019A, Rev., 5.00%, 2/15/2024	225	258
Series 2019A, Rev., 5.00%, 2/15/2025	160	191
Series 2019A, Rev., 5.00%, 2/15/2026	200	246
Series 2019A, Rev., 5.00%, 2/15/2027	250	316
Series 2019A, Rev., 5.00%, 2/15/2028	225	291
American Municipal Power, Inc., Solar Electricity Prepayment Project
Series 2020A, Rev., 5.00%, 2/15/2029	150	198
Series 2020A, Rev., 5.00%, 2/15/2030	200	262
Series 2020A, Rev., 5.00%, 2/15/2031	235	306
Series 2020A, Rev., 5.00%, 2/15/2032	325	421
Series 2020A, Rev., 5.00%, 2/15/2033	265	341
Series 2020A, Rev., 5.00%, 2/15/2034	235	301
Series 2020A, Rev., 4.00%, 2/15/2035	175	208
Series 2020A, Rev., 4.00%, 2/15/2036	225	267

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 4.00%, 2/15/2037	300	354
Series 2020A, Rev., 4.00%, 2/15/2038	375	441
Series 2020A, Rev., 4.00%, 2/15/2039	445	522
Series 2020A, Rev., 4.00%, 2/15/2040	265	310
Bowling Green State University
Series 2020A, Rev., 5.00%, 6/1/2030	130	171
Series 2020A, Rev., 5.00%, 6/1/2031	860	1,125
Series 2020A, Rev., 5.00%, 6/1/2032	625	812
Series 2020A, Rev., 5.00%, 6/1/2033	375	485
Series 2020A, Rev., 5.00%, 6/1/2034	450	580
Series 2020A, Rev., 5.00%, 6/1/2035	650	835
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Class I, Rev., 5.00%, 6/1/2034	1,000	1,316
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2037	2,000	2,397
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2038	1,850	2,208
Series 2020A-2, Class I, Rev., 4.00%, 6/1/2039	2,000	2,379
City of Cincinnati, Water System Series B, Rev., 5.00%, 12/1/2023	30	34
City of Columbus
Series 2012-1, GO, 5.00%, 7/1/2021	25	26
Series 2017-1, GO, 5.00%, 4/1/2024	80	93
Series 2017-1, GO, 5.00%, 4/1/2029	11,010	14,186
City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	425	525
City of Elyria GO, 3.00%, 12/1/2020	25	25
City of Huber Heights GO, 5.00%, 12/1/2032	25	31
City of Middleburg Heights, Southwest General Health Center Project, Tax-Exempt
Series 2020A, Rev., 4.00%, 8/1/2025	135	155
Series 2020A, Rev., 5.00%, 8/1/2026	195	239
Series 2020A, Rev., 5.00%, 8/1/2027	300	375
Series 2020A, Rev., 5.00%, 8/1/2028	610	777
Series 2020A, Rev., 5.00%, 8/1/2029	320	414
Series 2020A, Rev., 5.00%, 8/1/2030	330	435
Series 2020A, Rev., 5.00%, 8/1/2031	340	445
Series 2020A, Rev., 5.00%, 8/1/2032	340	442
Series 2020A, Rev., 5.00%, 8/1/2033	325	420
Series 2020A, Rev., 5.00%, 8/1/2034	355	457
Series 2020A, Rev., 4.00%, 8/1/2041	905	1,049
City of North Ridgeville GO, 4.00%, 12/1/2023	20	22
Cleveland Department of Public Utilities Division of Water
Series 2017BB, Rev., 5.00%, 1/1/2026	25	31
Series 2017BB, Rev., 5.00%, 1/1/2032	45	56
Columbus City School District, School Facilities Construction and Improvement Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,686
Columbus City School District, Various Purpose Series 2016B, GO, 4.00%, 12/1/2023	25	28
County of Cuyahoga, Sports Facilities Improvement Project Rev., 5.00%, 12/1/2023(c)	1,835	2,093
County of Franklin, Health Care Facilities, Ohio Living Communities
Series 2020B, Rev., 4.00%, 7/1/2028	225	258
Series 2020B, Rev., 4.00%, 7/1/2029	265	304
Series 2020B, Rev., 4.00%, 7/1/2030	875	995
Series 2020B, Rev., 4.00%, 7/1/2031	925	1,043
Series 2020B, Rev., 4.00%, 7/1/2032	1,440	1,611
Series 2020B, Rev., 4.00%, 7/1/2033	385	428
Series 2020B, Rev., 4.00%, 7/1/2034	475	525
Series 2020B, Rev., 4.00%, 7/1/2035	365	401
Series 2020B, Rev., 5.00%, 7/1/2040	5,290	6,017

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Franklin, Trinity Health Credit Group Series 2019A, Rev., 5.00%, 12/1/2036	1,250	1,605
County of Hamilton, Sales Tax
Series 2016A, Rev., 4.00%, 12/1/2020	235	235
Series 2016A, Rev., 5.00%, 12/1/2025	50	60
Series 2016A, Rev., 4.00%, 12/1/2032	1,600	1,821
County of Hamilton, Sewer System Series 2014A, Rev., 5.00%, 12/1/2020	35	35
County of Hardin, Economic Development Facilities, Ohio Northern University
Rev., 4.00%, 5/1/2026	295	294
Rev., 5.00%, 5/1/2030	500	516
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2028	1,200	1,305
Series A, Rev., 5.75%, 7/1/2028	750	828
Series A, Rev., 5.75%, 7/1/2033	1,400	1,525
County of Warren, Otterbein Homes
Series A, Rev., 5.00%, 7/1/2027	840	1,019
Series A, Rev., 5.00%, 7/1/2031	250	307
Series A, Rev., 4.00%, 7/1/2033	920	1,043
Dayton City School District GO, 5.00%, 11/1/2029	10	13
Franklin County, Nationwide Children’s Hospital Series 2016C, Rev., 5.00%, 11/1/2027	325	408
Lakota Local School District/Sandusky Seneca and Wood Counties, School Fcilities Contruction and Improvement GO, 5.00%, 1/15/2023	50	55
Lancaster Port Authority, Gas Supply Series 2019A, Rev., LIQ: Royal Bank of Canada, 5.00%, 2/1/2025(b)	8,700	10,251
Mahoning County Career and Technical Center Board of Education GO, Zero Coupon, 12/1/2020	10	10
Miami Valley Career Technology Center, School Improvement, Unlimited Tax GO, 5.00%, 12/1/2032	35	45
New Albany Plain Local School District, School Improvement GO, 5.00%, 12/1/2023	25	28
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2026	1,500	1,772
Rev., 4.00%, 11/15/2049	45	50
Ohio Air Quality Development Authority. American Electric Company Project Series 2014A, Rev., 2.40%, 10/1/2029(b)	1,820	1,901
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series 2012A, Rev., 5.00%, 1/1/2027	4,770	5,006
Ohio Higher Educational Facility Commission, Tiffin University 2019 Project
Rev., 3.00%, 11/1/2024	100	102
Rev., 3.00%, 11/1/2025	605	620
Rev., 3.00%, 11/1/2026	585	597
Rev., 3.00%, 11/1/2027	645	655
Rev., 3.00%, 11/1/2028	655	661
Rev., 5.00%, 11/1/2034	1,520	1,704
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,397
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	775
Rev., 5.00%, 3/1/2034	3,000	3,140
Ohio Higher Educational Facility Commission, Xavier University 2020 Project
Rev., 5.00%, 5/1/2023	195	215
Rev., 5.00%, 5/1/2024	250	286
Rev., 5.00%, 5/1/2027	1,125	1,403
Rev., 5.00%, 5/1/2029	540	697
Rev., 5.00%, 5/1/2030	570	747
Rev., 5.00%, 5/1/2031	600	783
Rev., 5.00%, 5/1/2032	630	815
Rev., 5.00%, 5/1/2033	500	643
Rev., 5.00%, 5/1/2034	520	666
Rev., 5.00%, 5/1/2035	440	562
Rev., 5.00%, 5/1/2036	460	585
Rev., 4.00%, 5/1/2037	695	811
Rev., 4.00%, 5/1/2039	680	788
Ohio State University (The), General Receipts Series 2010D, Rev., 5.00%, 12/1/2028	20	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio Turnpike and Infrastructure Commission
Series 2017A, Rev., 5.00%, 2/15/2026	55	68
Series 2017A, Rev., 5.00%, 2/15/2028	55	70
Series 2018A, Rev., 5.00%, 2/15/2030	50	63
Ohio Water Development Authority Water Pollution Control
Series 2019A, Rev., 5.00%, 12/1/2027	50	66
Series 2017A, Rev., 5.00%, 12/1/2029	25	32
Series 2019B, Rev., 5.00%, 12/1/2035	55	73
Ohio Water Development Authority, Fresh Water Series 2016A, Rev., 5.00%, 12/1/2030	55	68
Shaker Heights City School District, School Facilities Improvement Series A, GO, 5.00%, 12/15/2026	1,000	1,271
State of Ohio Series 2014A, GO, 5.00%, 9/15/2022	25	27
State of Ohio, Capital Facilities Lease Appropriation Administrative Building Fund Projects
Series 2016A, Rev., 5.00%, 10/1/2023	70	79
Series 2017A, Rev., 5.00%, 4/1/2027(c)	760	981
Series 2017A, Rev., 5.00%, 4/1/2033	25	31
State of Ohio, Capital Facilities Lease Appropriation Adult Correctional Building Fund Projects
Series 2017B, Rev., 5.00%, 10/1/2023	35	40
Series B, Rev., 5.00%, 10/1/2029	1,495	1,615
State of Ohio, Capital Facilities Lease Appropriation Park and Recreation Improvement Fund Projects Series 2017A, Rev., 5.00%, 12/1/2032	35	44
State of Ohio, Capital Facilities Lease Appropriation Transportation Building Fund Projects Series 2018A, Rev., 5.00%, 4/1/2029	1,760	2,279
State of Ohio, Cleveland Clinic Health System Obligated Group
Series 2017A, Rev., 5.00%, 1/1/2032	170	214
Series 2019B, Rev., 4.00%, 1/1/2046	3,000	3,464
State of Ohio, Department of Administrative Services Enterprise Data Center Solutions Project
COP, 5.00%, 9/1/2027	1,000	1,289
COP, 5.00%, 9/1/2028	1,000	1,321
State of Ohio, Higher Education Series 2018A, GO, 5.00%, 2/1/2030	30	37
State of Ohio, Highway Capital Improvements Full Faith and Credit/Highway User Receipts Series V, GO, 5.00%, 5/1/2034	10	13
State of Ohio, Major New Infrastructure Project Series 2019-1, Rev., 5.00%, 12/15/2028	25	33
State of Ohio, Major New State Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	9,270
Series 1, Rev., 5.00%, 12/15/2029	7,000	8,622
University of Akron (The), General Receipts Series 2015A, Rev., 5.00%, 1/1/2025	110	129
University of Cincinnati, General Receipts Series 2010F, Rev., 5.00%, 12/1/2020(c)	25	25

Total Ohio		146,419

Oklahoma — 0.5%
Canadian County Educational Facilities Authority, Mustang Public Schools Project Rev., 5.00%, 9/1/2026	500	624
City of Oklahoma City GO, 5.00%, 3/1/2024	25	29
Grand River Dam Authority
Series 2014A, Rev., 4.00%, 6/1/2024	25	28
Series 2016A, Rev., 5.00%, 6/1/2031	60	74
McClain County Economic Development Authority, Educational Facilities, Blanchard Public Schools Project
Rev., 4.00%, 9/1/2027	600	714
Rev., 4.00%, 9/1/2028	675	816
Oklahoma Capitol Improvement Authority Series 2014A, Rev., 5.00%, 7/1/2022	25	27

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017B, Rev., 5.00%, 1/1/2024	285	325
Series 2014C, Rev., 5.00%, 7/1/2024	25	29
Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.00%, 7/1/2022	25	27
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	271
Rev., 5.00%, 10/1/2023	180	203
Rev., 5.00%, 10/1/2025	510	619
Rev., 5.00%, 10/1/2026	500	625
Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,148
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,885	2,881
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series 2018B, Rev., 5.00%, 8/15/2033	6,030	7,187
Oklahoma Turnpike Authority, Second Senior
Series 2011A, Rev., 5.00%, 1/4/2021	5,000	5,022
Series A, Rev., 5.00%, 1/4/2021	4,000	4,017
Series 2017C, Rev., 5.00%, 1/1/2036	25	31
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,384
Oklahoma Water Resources Board, Master Trust Series 2012A, Rev., 5.00%, 4/1/2022(c)	25	27
Oklahoma Water Resources Board, Master Trust, Drinking Water Program Rev., 4.00%, 4/1/2032	30	35
Tulsa County Industrial Authority, Broken Arrow Public Schools Project Series A, Rev., 5.00%, 9/1/2028	15	20
University of Oklahoma (The) Series 2014C, Rev., 5.00%, 7/1/2031	50	53

Total Oklahoma		27,216

Oregon — 1.1%
City of Hermiston, Oregon Full Faith and Credit GO, 3.00%, 3/1/2026	30	34
City of Medford GO, 5.00%, 7/15/2023(c)	25	28
City of Portland Sewer System, Second Lien
Series 2019A, Rev., 5.00%, 3/1/2031	85	115
Series 2020A, Rev., 5.00%, 5/1/2031	45	61
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	850
City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 6/1/2026	5,350	6,467
City of Salem
GO, 5.00%, 6/1/2026	460	577
GO, 5.00%, 6/1/2029	2,055	2,699
City of Tualatin GO, 5.00%, 6/15/2028	15	20
Clackamas County School District No. 7J Lake Oswego
GO, 5.00%, 6/1/2029	20	26
GO, 5.00%, 6/1/2030	50	63
Hillsboro School District No. 1J
GO, 5.00%, 6/15/2026	4,000	5,011
GO, 5.00%, 6/15/2027	1,470	1,895
GO, 5.00%, 6/15/2032	80	101
Jackson County School District No. 549C Medford GO, 5.00%, 12/15/2020	35	35
Lane County School District No. 52 Bethel GO, 4.00%, 6/15/2023	30	33
Medford Hospital Facilities Authority, Asante Project
Series 2020A, Rev., 5.00%, 8/15/2032	900	1,183
Series 2020A, Rev., 5.00%, 8/15/2033	250	327
Series 2020A, Rev., AGM, 4.00%, 8/15/2040	5,750	6,858
Mount Hood Community College District GO, 5.00%, 6/1/2022	5	5
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow Series 2019A, GO, Zero Coupon, 6/15/2035	600	420
Oregon County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,925

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Oregon State Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2035	140	177
Series 2020A, Rev., 5.00%, 10/1/2040	1,165	1,447
Oregon State Lottery
Series 2014C, Rev., 5.00%, 4/1/2024	25	29
Series 2015C, Rev., 5.00%, 4/1/2026	200	240
Series 2014A, Rev., 5.00%, 4/1/2027	100	115
Series A, Rev., 5.00%, 4/1/2031	1,950	2,455
Series A, Rev., 5.00%, 4/1/2032	1,750	2,200
Series A, Rev., 5.00%, 4/1/2033	3,500	4,393
Series A, Rev., 5.00%, 4/1/2035	2,470	3,088
Oregon State University Series 2015A, Rev., 5.00%, 4/1/2045	100	114
Portland Community College District
GO, 5.00%, 6/15/2023	35	39
GO, 5.00%, 6/15/2026	710	890
GO, 5.00%, 6/15/2027	2,640	3,294
Salem Hospital Facility Authority, Salem Health Projects Series 2019A, Rev., 5.00%, 5/15/2031	300	388
State of Oregon Series N, GO, 5.00%, 12/1/2020	25	25
State of Oregon Facilities Authority, Samaritan Health Services Project Series 2016A, Rev., 5.00%, 10/1/2027	700	844
State of Oregon Facilities Authority, Samaritan Health Services Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 10/1/2024	200	229
Series 2020A, Rev., 5.00%, 10/1/2025	200	237
Series 2020A, Rev., 5.00%, 10/1/2026	125	152
Series 2020A, Rev., 5.00%, 10/1/2027	150	185
Series 2020A, Rev., 5.00%, 10/1/2028	175	220
Series 2020A, Rev., 5.00%, 10/1/2029	300	383
Series 2020A, Rev., 5.00%, 10/1/2030	300	389
State of Oregon, Article XI-M Seismic Projects Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,545
State of Oregon, Article XI-Q State Projects
Series A, GO, 5.00%, 5/1/2021	25	25
Series 2019A, GO, 5.00%, 5/1/2030	40	54
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2038	40	52
State of Oregon, Higher Education
Series L, GO, 5.00%, 8/1/2035	1,930	2,442
Series L, GO, 5.00%, 8/1/2036	1,975	2,493
Washington & Multnomah Counties School District No. 48J Beaverton Series 2014B, GO, 5.00%, 6/15/2024(c)	105	123
Washington County Clean Water Services Rev., 5.00%, 10/1/2022	25	27
Yamhill County School District No. 40 McMinnville
GO, 4.00%, 6/15/2029	5	6
GO, 4.00%, 6/15/2035	75	86

Total Oregon		63,119

Pennsylvania — 4.6%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,886
Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,736
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,209
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,694
Allegheny County Hospital Development Authority, Medical Center
Series 2019A, Rev., 5.00%, 7/15/2022	25	27
Series 1997B, Rev., NATL-RE, 6.00%, 7/1/2027	530	705
Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,811
Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,661
Allegheny County Sanitary Authority, Sewer Rev., AGM, 4.00%, 12/1/2035	5	6

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Allentown City School District
Series B, GO, 5.00%, 2/1/2029	3,110	4,006
Series B, GO, 5.00%, 2/1/2030	4,300	5,570
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2025	500	546
Rev., 5.00%, 11/1/2027	1,150	1,277
Rev., 5.00%, 11/1/2028	1,535	1,688
Rev., 5.00%, 11/1/2029	350	383
Rev., 5.00%, 11/1/2030	600	653
Berks County Municipal Authority (The), Tower Health Project
Series 2020A, Rev., 5.00%, 2/1/2027	1,000	1,105
Series 2020B-2, Rev., 5.00%, 2/1/2027(b)	3,700	4,060
Series 2020A, Rev., 5.00%, 2/1/2028	1,050	1,168
Series 2020A, Rev., 5.00%, 2/1/2029	740	828
Series 2020A, Rev., 5.00%, 2/1/2030	800	898
Series 2020B-3, Rev., 5.00%, 2/1/2030(b)	9,300	10,382
Series 2020A, Rev., 5.00%, 2/1/2031	700	789
Series 2020A, Rev., 5.00%, 2/1/2032	750	847
Bucks County Community College Authority Rev., GTD, 5.00%, 6/15/2021	25	26
Centennial School District Bucks County
GO, 5.00%, 12/15/2023	60	68
GO, 5.00%, 12/15/2024	20	24
Central Dauphin School District GO, 4.00%, 2/1/2028	10	12
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 5.00%, 12/1/2032	475	624
Rev., 5.00%, 12/1/2033	740	966
Rev., 5.00%, 12/1/2034	400	521
Rev., 5.00%, 12/1/2035	175	227
Rev., 5.00%, 12/1/2036	305	393
Rev., 5.00%, 12/1/2037	450	579
Rev., 5.00%, 12/1/2038	950	1,221
Rev., 5.00%, 12/1/2039	1,000	1,283
Rev., 5.00%, 12/1/2044	8,530	10,793
City of Philadelphia Series 2017B, Rev., AMT, 5.00%, 7/1/2032	250	302
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	1,275	1,470
Rev., 5.00%, 6/1/2025	1,875	2,241
Rev., 5.00%, 6/1/2026	1,120	1,381
Rev., 5.00%, 6/1/2027	1,500	1,897
Rev., 5.00%, 6/1/2028	2,620	3,385
Rev., 5.00%, 6/1/2029	1,120	1,435
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 6/15/2024(c)	50	58
Series A, COP, 5.00%, 7/1/2028	400	513
Series A, COP, 5.00%, 7/1/2029	300	382
Series A, COP, 5.00%, 7/1/2030	375	475
Series A, COP, 5.00%, 7/1/2031	425	536
Series A, COP, 5.00%, 7/1/2034	450	562
County of Allegheny Series C-77, GO, 5.00%, 11/1/2043	50	63
County of Armstrong
GO, AGM, 4.00%, 6/1/2027	170	204
GO, AGM, 4.00%, 6/1/2028	175	214
GO, AGM, 4.00%, 6/1/2029	160	194
GO, AGM, 4.00%, 6/1/2030	190	229
GO, AGM, 4.00%, 6/1/2031	200	240
GO, AGM, 4.00%, 6/1/2032	315	374
GO, AGM, 4.00%, 6/1/2034	575	674
County of Berks GO, 5.00%, 11/15/2023	20	23
County of Bucks GO, 5.00%, 5/1/2027	325	407
County of Cambria
Series 2020B, GO, AGM, 4.00%, 8/1/2032	500	573
Series 2020B, GO, AGM, 4.00%, 8/1/2033	500	571
Series 2020B, GO, AGM, 4.00%, 8/1/2034	700	796
County of Westmoreland Series 2013A, GO, 5.00%, 12/1/2020	10	10
Delaware County Authority, Commonwealth of Pennsylvania, Haverford College Series 2017A, Rev., 5.00%, 10/1/2026	30	37
Delaware County Authority, Haverford College
Series 2017A, Rev., 5.00%, 10/1/2030	40	49
Series 2017A, Rev., 5.00%, 10/1/2042	45	54
Delaware County Authority, Villanova University Rev., 5.00%, 8/1/2021	15	16

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	2,085
Rev., 5.00%, 7/15/2030	2,000	2,431
Rev., 5.00%, 7/15/2031	1,450	1,755
Rev., 5.00%, 7/15/2032	1,525	1,836
Rev., 5.00%, 7/15/2034	1,675	2,005
Rev., 4.00%, 7/15/2043	5,670	6,170
East Stroudsburg Area School District Series 2017AAA, GO, 4.00%, 9/1/2026	115	133
Easton Area School District Series 2020B, GO, 5.00%, 2/1/2031	50	64
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,618
Series B, Rev., AGM, 5.00%, 12/1/2033	800	1,043
Series 2018D, Rev., 4.00%, 12/1/2036	35	41
Geisinger Authority, Health System
Series 2020C, Rev., 5.00%, 4/1/2030(b)	12,325	16,100
Series 2020A, Rev., 4.00%, 4/1/2039	8,440	9,932
Haverford Township School District GO, 4.00%, 9/15/2022	40	43
Kiski Valley Water Pollution Control Authority
Series 2020A, Rev., AGM, 5.00%, 9/1/2029	950	1,228
Series 2020A, Rev., AGM, 4.00%, 9/1/2030	350	424
Series 2020A, Rev., AGM, 4.00%, 9/1/2031	510	615
Series 2020A, Rev., AGM, 4.00%, 9/1/2032	355	426
Series 2020A, Rev., AGM, 4.00%, 9/1/2033	305	364
Series 2020A, Rev., AGM, 4.00%, 9/1/2034	325	388
Series 2020A, Rev., AGM, 4.00%, 9/1/2035	305	363
Series 2020A, Rev., AGM, 4.00%, 9/1/2036	360	427
Series 2020A, Rev., AGM, 4.00%, 9/1/2037	500	590
Series 2020A, Rev., AGM, 4.00%, 9/1/2039	500	588
Series 2020A, Rev., AGM, 4.00%, 9/1/2040	345	405
Lackawanna County Industrial Development Authority, University of Scranton Rev., 5.00%, 11/1/2021	10	10
Lancaster County Hospital Authority, Health Center, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,376
Lehigh County General Purpose Authority, Muhlenberg College Project Rev., (SIFMA Municipal Swap Index Yield + 0.58%), 0.69%, 12/10/2020(g)	13,755	13,712
Montgomery County Higher Education and Health Authority, Arcadia University
Rev., 5.00%, 4/1/2027	840	955
Rev., 5.00%, 4/1/2028	600	688
Rev., 5.00%, 4/1/2029	815	942
Rev., 5.00%, 4/1/2030	760	884
Rev., 5.00%, 4/1/2031	905	1,047
Rev., 5.00%, 4/1/2032	945	1,087
Rev., 5.00%, 4/1/2033	920	1,052
Rev., 5.00%, 4/1/2034	520	592
Rev., 4.00%, 4/1/2035	405	424
Rev., 4.00%, 4/1/2036	515	537
Rev., 4.00%, 4/1/2037	545	567
Rev., 4.00%, 4/1/2038	695	720
Rev., 4.00%, 4/1/2039	720	744
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,000	3,689
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,270
Montgomery County Industrial Development Authority, Acts Retirement Life Communities, Inc., Obligated Group Series 2020C, Rev., 4.00%, 11/15/2043	300	329
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Rev., 4.00%, 12/1/2024	155	166
Rev., 4.00%, 12/1/2025	150	163
Rev., 4.00%, 12/1/2026	150	165
Rev., 4.00%, 12/1/2027	200	221
Rev., 4.00%, 12/1/2028	205	226
Rev., 4.00%, 12/1/2029	250	275
Rev., 4.00%, 12/1/2030	300	329
Rev., 4.00%, 12/1/2031	300	328
Rev., 4.00%, 12/1/2032	435	474
Rev., 4.00%, 12/1/2033	400	435
Rev., 4.00%, 12/1/2034	165	179
Rev., 4.00%, 12/1/2035	175	189
Rev., 4.00%, 12/1/2036	175	189
Rev., 4.00%, 12/1/2037	100	108
Rev., 4.00%, 12/1/2038	100	108

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2030	900	1,096
Series D, GO, 5.00%, 11/15/2035	1,390	1,676
Series D, GO, 5.00%, 11/15/2036	1,250	1,505
Series D, GO, 5.00%, 11/15/2037	550	661
Series E, GO, 5.00%, 11/15/2038	810	971
North Penn School District Series 2019A, GO, 3.00%, 1/15/2023	70	74
Pennsbury School District Series 2019A, GO, 4.00%, 8/1/2022	25	26
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Project Rev., 2.80%, 12/1/2021(b)	8,855	9,072
Pennsylvania Higher Educational Facilities Authority, Trustees of the University
Series 2016A, Rev., 5.00%, 8/15/2023	50	56
Series 2015A, Rev., 5.00%, 10/1/2023	30	34
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System
Rev., 5.00%, 8/15/2029	40	54
Rev., 5.00%, 8/15/2031	50	65
Rev., 5.00%, 8/15/2040	100	117
Pennsylvania State University (The) Series A, Rev., 5.00%, 9/1/2023	40	45
Pennsylvania Turnpike Commission
Series A-1, Rev., 3.00%, 12/1/2020(c)	15	15
Series 2020B, Rev., 5.00%, 12/1/2030	600	835
Series 2020B, Rev., 5.00%, 12/1/2031	1,100	1,500
Series 2020B, Rev., 5.00%, 12/1/2032	775	1,038
Series A, Rev., 5.00%, 12/1/2032	1,750	2,291
Series 2020B, Rev., 5.00%, 12/1/2033	470	626
Series A, Rev., 5.00%, 12/1/2033	1,240	1,620
Series A, Rev., 5.00%, 12/1/2034	1,400	1,822
Series A, Rev., 5.00%, 12/1/2035	2,000	2,581
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Series B-1, Rev., 5.00%, 12/1/2020	10	10
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2030	260	311
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2033	1,300	1,850
Reading Area Water Authority Rev., AGM, Zero Coupon, 12/1/2020	15	15
Red Lion Area School District Series B, GO, 4.00%, 5/1/2023	5	5
School District of the City of Erie (The)
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	660
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,603
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	708
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,191
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	408
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,315
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	554
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	651
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	679
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,356
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	1,050
Southeastern Pennsylvania Transportation Authority
Rev., 5.00%, 6/1/2026	750	926
Rev., 5.00%, 6/1/2027	630	798
Rev., 5.00%, 6/1/2029	3,120	4,090
Rev., 5.00%, 6/1/2030	1,745	2,328
Rev., 5.00%, 6/1/2031	2,125	2,821
Rev., 5.00%, 6/1/2032	1,100	1,451
Spring-Ford Area School District
GO, 5.00%, 3/1/2023	25	25
GO, 5.00%, 6/1/2023	50	56
St. Mary Hospital Authority Series 2019PA, Rev., 5.00%, 12/1/2031	25	32

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State Public School Building Authority, Harrisburg School District
Rev., AGM, 4.00%, 12/1/2020(c)	35	35
Rev., AGM, 4.00%, 12/1/2020	65	65
Swarthmore Borough Authority, Swarthmore College Series 2016B, Rev., 4.00%, 9/15/2041	50	58
Township of Hampton GO, 4.00%, 1/1/2039	45	53
Township of Lower Paxton GO, 4.00%, 4/1/2033	35	42
Township of Palmer Series 2020D, GO, 4.00%, 11/15/2025	20	23
Township of Radnor Series B, GO, 4.00%, 7/15/2024	10	11
Township of Spring GO, 5.00%, 11/15/2028	25	33
Upper Merion Area School District
GO, 5.00%, 1/15/2029	350	429
GO, 5.00%, 1/15/2031	650	794
GO, 5.00%, 1/15/2033	480	583
GO, 5.00%, 1/15/2034	200	242
GO, 5.00%, 1/15/2035	475	574
Warwick School District GO, 4.00%, 3/1/2024	30	34
West Chester Area School District GO, 4.00%, 5/15/2040	40	47
Wilkes-Barre Area School District
GO, 5.00%, 4/15/2023	110	121
GO, 3.50%, 4/15/2038	370	419
GO, 3.50%, 4/15/2039	235	265
GO, 3.75%, 4/15/2044	1,500	1,700

Total Pennsylvania		252,492

Puerto Rico — 0.2%
Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026(c)	10,000	12,957

Rhode Island — 0.0%(e)
Rhode Island Infrastructure Bank, Municipal Road and Bridge Series 2018A, Rev., 5.00%, 10/1/2024	25	29
Rhode Island Infrastructure Bank, Water Pollution Control Series 2015B, Rev., 5.00%, 10/1/2023	20	23
Rhode Island Turnpike and Bridge Authority Series 2019A, Rev., 4.00%, 10/1/2044	480	564
State of Rhode Island and Providence Plantations Consolidated Capital Development Loan Series 2019A, GO, 4.00%, 5/1/2037	50	60

Total Rhode Island		676

South Carolina — 0.3%
Beaufort-Jasper Water and Sewer Authority Series 2019A, Rev., 5.00%, 3/1/2029	25	33
Berkeley County School District
Rev., 5.00%, 12/1/2022	1,000	1,095
Rev., 5.00%, 12/1/2023	1,505	1,709
Charleston County Airport District Rev., 5.00%, 7/1/2026	100	123
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	605
Easley Combined Utility System
Rev., AGM, 4.00%, 12/1/2033	600	724
Rev., AGM, 4.00%, 12/1/2034	780	936
Edgefield County Water and Sewer Authority, Waterworks and Sewer System Rev., 4.00%, 1/1/2029	600	739
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group
Rev., 5.00%, 11/1/2029	575	717
Rev., 4.00%, 11/1/2030	750	873
Rev., 4.00%, 11/1/2031	500	580
Rev., 4.00%, 11/1/2032	535	618
Rev., 4.00%, 11/1/2033	200	230
Rev., 4.00%, 11/1/2034	250	287
Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,712
Scago Educational Facilities Corp. for Cherokee School District No. 1, South Carolina Project Rev., 5.00%, 12/1/2020	25	25
South Carolina State Fiscal Accountability Authority, Department of Mental Health Project Rev., 5.00%, 10/1/2037	300	367
Spartanburg County School District No. 7 Series 2019D, GO, SCSDE, 5.00%, 3/1/2044	400	509
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2023	35	39

Total South Carolina		14,921

South Dakota — 0.0%(e)
Brookings School District No. 005-1 GO, 4.00%, 7/1/2026	25	30

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Harrisburg School District No. 41-2 GO, 4.00%, 1/15/2022(c)	55	57
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay Refunding Certificate
GO, 5.00%, 8/1/2025	105	126
GO, 5.00%, 8/1/2026	260	321
GO, 5.00%, 8/1/2027	215	273
GO, 4.00%, 8/1/2028	1,115	1,328

Total South Dakota		2,135

Tennessee — 4.8%
Chattanooga Health Educational and Housing Facility Board, CommonSpirit Health
Series A-1, Rev., 5.00%, 8/1/2031	1,000	1,267
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,257
Series A-1, Rev., 5.00%, 8/1/2034	750	936
Series A-1, Rev., 5.00%, 8/1/2035	500	622
City of Cleveland GO, 5.00%, 12/1/2023	50	57
City of Johnson City Series 2019B, GO, 5.00%, 6/1/2028	45	59
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	132
City of Knoxville Series 2017-II, Rev., 5.00%, 7/1/2023	25	28
City of Memphis Series 2015A, GO, 5.00%, 4/1/2026	40	48
County of Anderson, Rural Elementary School Series A, GO, 5.00%, 5/1/2025	890	1,072
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2024	750	869
Series 2018B, GO, 5.00%, 5/1/2025	785	946
County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,244
County of Hamilton
Series 2013B, GO, 3.00%, 3/1/2023	75	80
Series 2018A, GO, 5.00%, 4/1/2025	30	36
County of Knox GO, 5.00%, 6/1/2029	1,410	1,849
County of Madison GO, 5.00%, 5/1/2026	3,770	4,696
County of Sevier GO, 5.00%, 6/1/2025	145	175
County of Shelby
Series 2019B, GO, 5.00%, 4/1/2022	30	32
Series A, GO, 4.00%, 4/1/2034	9,470	11,589
County of Sullivan GO, 4.00%, 5/1/2045	40	45
County of Washington
Series B, GO, 5.00%, 6/1/2021	50	51
Series 2016A, GO, 4.00%, 6/1/2032	35	41
County of Williamson Series 2016A, GO, 5.00%, 4/1/2023	25	28
County of Williamson, Tennessee County District School Series B, GO, 5.00%, 4/1/2023(c)	10	11
County of Wilson
GO, 5.00%, 4/1/2022	10	10
GO, 5.00%, 4/1/2026	65	81
Franklin Special School District, School Improvement
GO, 5.00%, 6/1/2028	100	132
GO, 5.00%, 6/1/2030	300	400
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	4,901
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,349
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,752
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2025	855	1,026
Rev., 5.00%, 11/15/2027	800	1,005
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2024	15	18
GO, 5.00%, 7/1/2029	27,295	35,950
Series C, GO, 5.00%, 7/1/2030	5,500	6,565
GO, 5.00%, 1/1/2031	15	18
GO, 4.00%, 7/1/2031	17,400	20,734
GO, 5.00%, 7/1/2031	10,000	12,993
GO, 4.00%, 7/1/2036	24,290	29,066
GO, 4.00%, 7/1/2037	16,205	19,274

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Government of Nashville and Davidson County, Electric System Series 2011A, Rev., 5.00%, 5/15/2021	35	36
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2031	850	1,111
Series 2019A, Rev., 5.00%, 7/1/2032	850	1,101
Series 2019A, Rev., 5.00%, 7/1/2033	825	1,059
Series 2019A, Rev., 5.00%, 7/1/2034	275	352
Series 2019A, Rev., 5.00%, 7/1/2035	545	694
Series 2019B, Rev., AMT, 5.00%, 7/1/2035	300	380
Series 2019A, Rev., 5.00%, 7/1/2036	1,150	1,460
Series 2019A, Rev., 5.00%, 7/1/2037	1,750	2,214
Series 2019A, Rev., 5.00%, 7/1/2038	1,810	2,284
Series 2019A, Rev., 5.00%, 7/1/2039	1,800	2,266
Series 2019B, Rev., AMT, 5.00%, 7/1/2039	625	782
Series 2019A, Rev., 5.00%, 7/1/2044	1,620	2,010
Series 2019B, Rev., AMT, 4.00%, 7/1/2054	1,550	1,723
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project
Series 2019A, Rev., 5.75%, 10/1/2049	2,420	2,399
Series 2019A, Rev., 5.75%, 10/1/2054	4,280	4,211
Series 2019A, Rev., 5.75%, 10/1/2059	1,040	1,007
Tennessee Energy Acquisition Corp. Series 2006B, Rev., 5.63%, 9/1/2026	5,000	6,136
Tennessee Energy Acquisition Corp., Gas Project
Series 2017A, Rev., 4.00%, 5/1/2023(b)	22,170	23,894
Rev., 4.00%, 11/1/2025(b)	29,000	33,281
Tennessee State School Bond Authority, Higher Educational Facility Second Program
Series A, Rev., 5.00%, 11/1/2026	15	19
Series B, Rev., 5.00%, 11/1/2030	3,645	4,667
Series B, Rev., 5.00%, 11/1/2031	75	95

Total Tennessee		262,625

Texas — 4.3%
Alto Independent School District GO, PSF-GTD, 5.00%, 2/15/2030	25	33
Amarillo College GO, 4.00%, 2/15/2023	65	70
Arlington Higher Education Finance Corp., Uplift Education Project
Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2032	220	273
Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2033	300	370
Series 2020A, Rev., PSF-GTD, 4.00%, 12/1/2034	310	381
Arlington Independent School District
GO, PSF-GTD, 5.00%, 2/15/2031	40	53
GO, PSF-GTD, 4.00%, 2/15/2036	25	31
Austin Community College District GO, 5.00%, 8/1/2030	35	44
Beaumont Independent School District GO, PSF-GTD, 5.00%, 2/15/2021(c)	45	45
Belton Independent School District GO, PSF-GTD, 4.00%, 2/15/2032	25	29
Bexar County Hospital District
GO, 5.00%, 2/15/2024	85	98
GO, 4.00%, 2/15/2036	25	29
Brazoria County Municipal Utility District No 18, Unlimited Tax GO, 4.00%, 9/1/2024	50	56
Brazosport Independent School District GO, PSF-GTD, 5.00%, 2/15/2026	45	56
Carrollton-Farmers Branch Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	35	40
City of Arlington
Series A, GO, 4.00%, 8/15/2024	25	28
GO, 5.00%, 8/15/2026	60	76
City of Austin GO, 5.00%, 9/1/2030	10	12
City of Austin, Airport System
Rev., AMT, 5.00%, 11/15/2033	500	567
Series 2019B, Rev., AMT, 5.00%, 11/15/2036	1,000	1,253
Series 2017B, Rev., AMT, 5.00%, 11/15/2046	5,000	5,800
City of Austin, Electric Utility System Series 2015A, Rev., 5.00%, 11/15/2024	105	125

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Austin, Public Improvement
GO, 5.00%, 9/1/2028	125	157
GO, 5.00%, 9/1/2029	50	64
City of Austin, Water and Wastewater
Rev., 5.00%, 11/15/2023	50	57
Series 2015A, Rev., 5.00%, 11/15/2023	25	28
City of Carrollton
GO, 5.00%, 8/15/2024	10	12
GO, 4.00%, 8/15/2035	100	122
City of College Station GO, 5.00%, 2/15/2024	25	29
City of Conroe Series 2019B, GO, 5.00%, 11/15/2028	20	26
City of Copperas Cove GO, 5.00%, 8/15/2027	20	26
City of Dallas GO, 5.00%, 2/15/2029	2,505	2,938
City of Denton
GO, 5.00%, 2/15/2021	30	30
GO, 5.00%, 2/15/2025	25	30
City of Edinburg Series A, GO, 3.00%, 3/1/2021	10	10
City of El Paso
GO, 4.00%, 8/15/2031	75	88
Series 2020A, GO, 4.00%, 8/15/2034	1,000	1,232
Series 2020A, GO, 4.00%, 8/15/2035	750	920
Series 2020A, GO, 4.00%, 8/15/2036	1,000	1,222
City of Fort Worth GO, 5.00%, 3/1/2028	30	39
City of Fort Worth, Water and Sewer System
Rev., 5.00%, 2/15/2021	25	25
Series 2015A, Rev., 5.00%, 2/15/2023	35	39
City of Frisco GO, 5.00%, 2/15/2023	4,290	4,332
City of Garland GO, 5.00%, 2/15/2030	1,175	1,553
City of Grand Prairie
GO, 5.00%, 2/15/2026	20	25
Series 2019A, GO, 5.00%, 2/15/2029	20	26
City of Houston
Series 2014C, Rev., 5.00%, 5/15/2023	20	22
Series 2018C, Rev., AMT, 5.00%, 7/1/2027	175	219
Series 2018B, Rev., 5.00%, 7/1/2030	85	108
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	250	311
Series 2016B, Rev., 4.00%, 11/15/2031	25	30
Series 2016B, Rev., 4.00%, 11/15/2037	40	46
Series 2016B, Rev., 4.00%, 11/15/2040	50	57
City of Houston, Airport System, Subordinate Lien
Series 2018D, Rev., 5.00%, 7/1/2027	250	317
Series 2018D, Rev., 5.00%, 7/1/2038	65	80
City of Houston, Combined Utility System, First Lien Series 2016B, Rev., 5.00%, 11/15/2036	1,435	1,758
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,000	3,060
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2028	2,700	3,090
Series A, GO, 5.00%, 3/1/2029	2,600	2,973
City of Irving GO, 5.00%, 8/15/2028	40	51
City of Irving, Texas Combination and Hotel Occupancy Tax GO, 5.50%, 8/15/2027	2,785	3,696
City of Irving, Waterworks and Sewer System Rev., 5.00%, 8/15/2029	20	26
City of Killeen GO, 4.00%, 8/1/2033	50	58
City of Laredo GO, 5.00%, 2/15/2023	45	50
City of Laredo, Waterworks and Sewer System
Rev., 4.00%, 3/1/2035	30	36
Rev., 4.00%, 3/1/2040	100	109
City of League City GO, 5.00%, 2/15/2023	20	22
City of Longview
GO, 5.00%, 6/1/2023	40	45
GO, 5.00%, 9/1/2023	25	28
City of Lubbock GO, 5.00%, 2/15/2026	35	43
City of Mansfield GO, 5.00%, 2/15/2024	30	34
City of McAllen GO, 5.00%, 2/15/2029	355	460
City of Mesquite, Improvement Bonds GO, 5.00%, 2/15/2023	40	44
City of Midland GO, 5.00%, 3/1/2024	55	63

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Missouri City GO, 5.00%, 6/15/2023	55	61
City of Pflugerville
GO, 5.00%, 8/1/2026	25	31
GO, 5.00%, 8/1/2033	30	40
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,801
GO, 5.00%, 9/1/2029	1,855	2,342
City of Richardson GO, 2.00%, 2/15/2021	25	25
City of San Antonio
GO, 5.00%, 2/1/2021	50	50
GO, 5.00%, 2/1/2023	30	33
GO, 5.00%, 2/1/2025	100	120
GO, 5.00%, 8/1/2026	80	101
GO, 5.00%, 8/1/2027	20	26
Rev., 5.00%, 2/1/2028	310	406
Rev., 5.00%, 2/1/2029	100	127
Rev., 5.00%, 2/1/2036	30	40
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2023	35	38
Rev., 5.00%, 2/1/2026	6,000	7,434
City of Temple GO, 5.00%, 8/1/2026	35	44
City of The Colony, Certificates of Obligation GO, 5.00%, 2/15/2023	25	27
City of Victoria, Utility System Rev., 5.00%, 12/1/2023(c)	2,705	3,089
City of Waco GO, 5.00%, 2/1/2023	35	39
City of Waco, Combination Tax and Certificates of Obligation GO, 5.00%, 2/1/2028	35	46
City of Wylie GO, 4.00%, 2/15/2024	20	22
Clear Creek Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2023	20	22
Cleveland Independent School District Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2031	80	103
Clifton Higher Education Finance Corp., Idea Public Schools Series 2016B, Rev., 4.00%, 8/15/2021	45	46
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 5.00%, 4/1/2026	405	500
Rev., PSF-GTD, 5.00%, 4/1/2027	550	696
Rev., PSF-GTD, 5.00%, 4/1/2028	315	407
Rev., PSF-GTD, 5.00%, 4/1/2029	235	310
Rev., PSF-GTD, 5.00%, 4/1/2030	180	243
Rev., PSF-GTD, 4.00%, 4/1/2031	175	217
Rev., PSF-GTD, 4.00%, 4/1/2032	355	438
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2022	3,160	3,172
Rev., 5.00%, 12/15/2025	5,115	5,134
Collin County Community College District, Limited Tax GO, 5.00%, 8/15/2029	11,990	15,350
Comal Independent School District, Unlimited Tax
Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	110
GO, PSF-GTD, 5.00%, 2/1/2026	35	43
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2025	5,140	5,189
County of Bexar, Certificates of Obligation GO, 5.00%, 6/15/2026	95	119
County of Brazos, Limited Tax GO, 5.00%, 9/1/2025	45	55
County of Denton, Permanent Improvement GO, 5.00%, 7/15/2027	50	63
County of Fort Bend Toll Road, Senior Lien Rev., 5.00%, 3/1/2041	225	259
County of Harris, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2036	60	73
County of Harris, Unlimited Tax Series 2015A, GO, 5.00%, 10/1/2026	350	427
County of Hays, Unlimited Tax GO, 5.00%, 2/15/2031	45	58
County of Hidalgo, Certificates of Obligation Series 2018B, GO, 5.00%, 8/15/2028	25	33
County of Lubbock GO, 5.00%, 2/15/2023	45	50
County of Parker, Unlimited Tax GO, 5.00%, 2/15/2023	20	22
County of Williamson, Limited Tax GO, 5.00%, 2/15/2027	50	64
Cypress-Fairbanks Independent School District, Unlimited Tax
GO, PSF-GTD, 5.00%, 2/15/2026	55	68
Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2031	25	33

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dallas Area Rapid Transit, Sales Tax, Senior Lien
Rev., 5.00%, 12/1/2029	50	68
Series 2020A, Rev., 5.00%, 12/1/2030	45	61
Rev., 5.00%, 12/1/2031	45	60
Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,810
Dallas Independent School District GO, 5.00%, 2/15/2031	30	39
Dallas/Fort Worth International Airport Series F, Rev., 5.00%, 11/1/2024	5,000	5,659
Danbury Higher Education Authority, Inc., Golden Rule Schools, Inc. Rev., PSF-GTD, 4.00%, 2/15/2028	250	298
Fort Bend County Municipal Utility District No. 142, Unlimited Tax
GO, AGM, 4.00%, 9/1/2024	50	55
GO, AGM, 4.00%, 9/1/2025	115	131
Fort Bend County Municipal Utility District No. 151, Unlimited Tax GO, AGM, 4.00%, 9/1/2026	115	134
Fort Bend County Municipal Utility District No. 25
GO, 4.00%, 10/1/2022	100	106
GO, 4.00%, 10/1/2023	150	165
GO, 4.00%, 10/1/2024	375	424
Fort Bend Independent School District GO, PSF-GTD, 5.00%, 8/15/2029	35	45
Frisco Independent School District
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2026	75	93
GO, PSF-GTD, 5.00%, 8/15/2031	150	198
Garland Independent School District, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12
Georgetown Independent School District Series 2019-D, GO, 4.00%, 8/15/2033	30	36
Goose Creek Consolidated Independent School District Series 2019A, GO, PSF-GTD, 5.00%, 2/15/2027	30	38
Grand Parkway Transportation Corp. Series 2018A, Rev., 5.00%, 10/1/2034	45	57
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,213
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Series 2014A, Rev., 5.00%, 12/1/2028	185	214
Harris County Toll Road Senior Lien
Series 2018A, Rev., 5.00%, 8/15/2023	35	40
Series 2018A, Rev., 5.00%, 8/15/2024	30	35
Harris County, Texas Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,599
Harris County-Houston Sports Authority Senior Lien Series A, Rev., AGM, 5.00%, 11/15/2024	30	34
Haskell Consolidated Independent School District GO, PSF-GTD, 5.00%, 2/15/2029	10	12
Houston Community College System
Rev., 5.00%, 4/15/2023	25	28
GO, 5.00%, 2/15/2026	100	124
Rev., 4.00%, 4/15/2031	25	28
Houston Independent School District
Series A, GO, PSF-GTD, 5.00%, 2/15/2023	25	28
GO, 5.00%, 7/15/2031	9,700	12,615
Humble Independent School District GO, PSF-GTD, 5.00%, 2/15/2031	165	226
Hurst-Euless-Bedford Independent School District Series 2017A, GO, 5.00%, 8/15/2024	80	93
Irving Independent School District Series 2015A, GO, PSF-GTD, 5.00%, 2/15/2023	50	55
Keller Independent School District, Unlimited Tax Series B, GO, PSF-GTD, 5.00%, 8/15/2030	25	31
Killeen Independent School District GO, PSF-GTD, 5.00%, 2/15/2035	25	32
La Porte Independent School District GO, 4.00%, 2/15/2030	20	23
Lake Travis Independent School District Series 2018A, GO, PSF-GTD, 5.00%, 2/15/2029	35	44

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lancaster Independent School District Series 2015-C, GO, 5.00%, 2/15/2033	45	52
Leander Independent School District Series 2013A, GO, PSF-GTD, Zero Coupon, 8/15/2021	90	90
Lewisville Independent School District
GO, 5.00%, 8/15/2023	20	22
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	12
Series A, GO, PSF-GTD, 4.00%, 8/15/2026	505	590
GO, PSF-GTD, 5.00%, 8/15/2026	35	44
Longview Independent School District GO, PSF-GTD, 5.00%, 2/15/2025	80	96
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Series A, Rev., 5.00%, 5/15/2028	3,800	3,879
Lufkin Independent School District GO, PSF-GTD, 5.00%, 8/15/2025	40	49
Matagorda County Navigation District No. 1, Pollution Control, Central Power and Light Co. Project. Series 2001A, Rev., 2.60%, 11/1/2029	4,625	4,951
Metropolitan Transit Authority of Harris County, Sales and Use Tax Rev., 5.00%, 11/1/2023	25	28
Midtown Redevelopment Authority
Rev., 5.00%, 1/1/2027	250	310
Rev., 5.00%, 1/1/2028	100	127
Rev., 5.00%, 1/1/2029	200	259
Rev., 5.00%, 1/1/2030	315	414
North East Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 8/1/2024	85	100
North Texas Municipal Water District Water System, Refunding and Improvement Rev., 5.00%, 9/1/2035	20	24
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	19
North Texas Municipal Water District, Wastewater System
Rev., 5.00%, 6/1/2027	15	19
Rev., 5.00%, 9/1/2027	2,900	3,636
North Texas Tollway Authority System, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,372
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	600
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,158
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,316
North Texas Tollway Authority System, Special Projects System
Series 2011D, Rev., 5.25%, 9/1/2021(c)	25	26
Series 2011A, Rev., 5.50%, 9/1/2021(c)	4,000	4,158
Series A, Rev., 6.00%, 9/1/2021(c)	3,000	3,129
Northside Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2031	250	328
Pearland Independent School District GO, PSF-GTD, 5.00%, 2/15/2024	25	29
Permanent University Fund — Texas A&M University System Series A, Rev., 5.25%, 7/1/2028	2,015	2,461
Permanent University Fund — University of Texas System Series 2016A, Rev., 5.00%, 7/1/2023	35	39
Pharr San Juan Alamo Independent School District GO, PSF-GTD, 5.00%, 2/1/2024	75	86
Port Authority of Houston of Harris County Texas Series 2015A, GO, 5.00%, 10/1/2023	25	28
San Antonio Water System, Junior Lien
Series 2015B, Rev., 5.00%, 5/15/2023	35	39
Series 2020A, Rev., 5.00%, 5/15/2031	100	137
Series C, Rev., 5.00%, 5/15/2031	1,125	1,412
San Jacinto College District
Series 2019A, GO, 5.00%, 2/15/2023	25	27
Series 2016A, GO, 5.00%, 2/15/2024	75	86
Series 2016B, GO, 5.00%, 2/15/2024	20	23

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Texas College GO, 5.00%, 8/15/2023	40	45
Southwest Houston Redevelopment Authority, Tax Increment
Rev., AGM, 5.00%, 9/1/2024	150	172
Rev., AGM, 5.00%, 9/1/2025	140	165
Rev., AGM, 5.00%, 9/1/2026	150	181
Rev., AGM, 5.00%, 9/1/2027	175	215
Rev., AGM, 5.00%, 9/1/2028	190	237
Rev., AGM, 5.00%, 9/1/2029	190	240
Rev., AGM, 5.00%, 9/1/2030	175	224
Rev., AGM, 4.00%, 9/1/2031	225	266
Rev., AGM, 4.00%, 9/1/2032	250	294
Rev., AGM, 4.00%, 9/1/2033	225	262
Rev., AGM, 4.00%, 9/1/2034	225	261
Rev., AGM, 4.00%, 9/1/2035	225	260
Rev., AGM, 4.00%, 9/1/2036	350	404
Rev., AGM, 4.00%, 9/1/2037	390	449
State of Texas, Transportation Commission Mobility Fund Series 2017B, GO, 5.00%, 10/1/2030	11,185	14,443
Tarrant County Cultural Education Facilities Finance Corp., Christus Health
Series 2018A, Rev., 5.00%, 7/1/2021	20	21
Series 2018A, Rev., 5.00%, 7/1/2025	150	179
Series 2018A, Rev., 5.00%, 7/1/2028	40	51
Series 2018B, Rev., 5.00%, 7/1/2033	100	125
Tarrant County Cultural Education Facilities Finance Corp., Health Resources System Rev., 5.00%, 2/15/2026	50	61
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center
Rev., 5.00%, 12/1/2027	50	64
Rev., 5.00%, 12/1/2029	25	34
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project
Series 2020A, Rev., 6.25%, 11/15/2031	500	526
Series 2020A, Rev., 6.63%, 11/15/2041	2,545	2,706
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project, Tax Exempt
Series 2020B-2, Rev., 3.00%, 11/15/2026	1,665	1,673
Series 2020B-1, Rev., 4.00%, 11/15/2027	18,900	19,027
Tarrant Regional a Water Control and Improvement District, Water System Rev., 4.00%, 3/1/2031	25	30
Texas A&M University, Financing System
Series E, Rev., 5.00%, 5/15/2026	2,840	3,549
Series 2017C, Rev., 5.00%, 5/15/2027	75	96
Texas Municipal Gas Acquisition and Supply Corp., I Gas Supply Series D, Rev., 6.25%, 12/15/2026	3,980	4,669
Texas Water Development Board, Water Implementation Fund
Series 2019A, Rev., 5.00%, 4/15/2023	25	28
Series 2018A, Rev., 5.00%, 10/15/2026	30	38
Series 2018A, Rev., 5.00%, 10/15/2027	275	358
Series 2018B, Rev., 5.00%, 4/15/2030	7,000	9,284
Rev., 5.00%, 8/1/2038	45	59
Town of Addison GO, 4.00%, 2/15/2023	100	108
Trinity River Authority Central Regional Wastewater System
Rev., 5.00%, 8/1/2028	25	33
Rev., 5.00%, 8/1/2029	20	26
Trinity River Authority, Water Project Rev., 4.00%, 2/1/2027	225	272
University of Houston Series 2017A, Rev., 5.00%, 2/15/2037	30	36
University of North Texas System Series 2015A, Rev., 5.00%, 4/15/2040	50	58
University of Texas (The), Financing System
Series 2014B, Rev., 5.00%, 8/15/2023	35	40
Series 2016E, Rev., 5.00%, 8/15/2026	25	31
Series 2016J, Rev., 5.00%, 8/15/2027	50	63
Waxahachie Independent School District, Unlimited Tax GO, PSF-GTD, 4.00%, 8/15/2041	25	27
Weslaco Independent School District, Limited Maintenance Tax Notes GO, AGM, 5.00%, 2/15/2028	25	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
West Harris County Regional Water Authority
Rev., 5.00%, 12/15/2028	660	874
Rev., 5.00%, 12/15/2029	500	676
Rev., 5.00%, 12/15/2030	1,800	2,424
Rev., 5.00%, 12/15/2032	910	1,208
Rev., 5.00%, 12/15/2033	700	924
Rev., 5.00%, 12/15/2034	1,100	1,447
Rev., 5.00%, 12/15/2035	1,160	1,518
Rev., 5.00%, 12/15/2036	1,325	1,726
Rev., 5.00%, 12/15/2037	1,000	1,297
Rev., 5.00%, 12/15/2038	1,000	1,293
Rev., 5.00%, 12/15/2039	1,165	1,504

Total Texas		237,031

Utah — 0.5%
Alpine School District Series 2019B, GO, 5.00%, 3/15/2026	50	62
Central Utah Water Conservancy District, Limited Tax Series 2011B, GO, 5.25%, 4/1/2022	1,000	1,017
City of Orem
GO, 5.00%, 12/1/2025	440	543
GO, 5.00%, 12/1/2026	155	197
GO, 5.00%, 12/1/2027	520	680
GO, 5.00%, 12/1/2028	565	758
City of Park City Rev., 5.00%, 6/15/2026	2,165	2,692
City of Provo GO, 5.00%, 2/1/2027	1,230	1,571
City of Salt Lake City, Public Utilities Rev., 5.00%, 2/1/2032	10	12
County of Davis, Sales Tax Series 2019B, Rev., 5.00%, 4/1/2026	30	37
County of Utah, Excise Tax
Rev., 5.00%, 12/1/2031	240	321
Rev., 5.00%, 12/1/2032	330	439
County of Utah, IHC Health Services, Inc.
Series 2018A, Rev., 5.00%, 5/15/2032	25	32
Series 2018A, Rev., 5.00%, 5/15/2034	70	89
Series 2018A, Rev., 5.00%, 5/15/2038	30	38
County of Utah, Transportation Sales Tax Rev., 5.00%, 12/1/2023	35	40
Davis School District, School District Bond Guaranty Program Series 2019A, GO, 5.00%, 6/1/2031	35	47
Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,151
Jordan Valley Water Conservancy District Series 2011B, Rev., 5.00%, 4/1/2021(c)	15	15
Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	90
Ogden City School District GO, 5.00%, 6/15/2032	1,940	2,616
Salt Lake City Corp., International Airport
Series 2018A, Rev., AMT, 5.00%, 7/1/2027	140	174
Series 2018A, Rev., AMT, 5.00%, 7/1/2031	120	149
Series 2018B, Rev., 5.00%, 7/1/2048	25	31
Salt Lake City Corp., Sales Tax Rev., 5.00%, 2/1/2031	220	276
State of Utah GO, 5.00%, 7/1/2029	4,925	6,333
University of Utah (The)
Series 2013A, Rev., 5.00%, 8/1/2023	25	28
Series 2015B, Rev., 5.00%, 8/1/2023	40	45
Series 2014A-1, Rev., 5.00%, 8/1/2024	15	18
Series 2017A, Rev., 5.00%, 8/1/2032	40	51
University of Utah, Tax Exempt Series 2019A, Rev., 5.00%, 8/1/2032	70	93
Utah Infrastructure Agency Telecommunication and Franchise Tax Rev., 5.00%, 10/15/2023(c)	25	29
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Series A, Rev., 5.00%, 10/15/2023	620	670
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,622
Series A, Rev., 5.00%, 10/15/2028	1,000	1,157
Series 2018A, Rev., 5.25%, 10/15/2033	965	1,108
Utah Transit Authority, Subordinate Sales Tax
Series 2008A, Rev., 5.25%, 6/15/2022	25	27
Rev., 4.00%, 12/15/2031	40	45
Utah Water Finance Agency, Loan Financing Program
Series 2019A, Rev., 5.00%, 3/1/2028	50	65
Series B, Rev., 5.00%, 3/1/2031	1,685	2,226
Series B, Rev., 5.00%, 3/1/2032	800	1,052

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, Rev., 5.00%, 3/1/2033	660	863
Series 2017C, Rev., 5.00%, 3/1/2034	350	432
West Jordan Municipal Building Authority Rev., 5.00%, 10/1/2023	5	6
West Valley City Municipal Building Authority Rev., AGM, 5.00%, 2/1/2039	30	36

Total Utah		28,983

Vermont — 0.1%
City of Burlington, Public Improvement
Series 2019A, GO, 5.00%, 11/1/2028	300	395
Series 2019A, GO, 5.00%, 11/1/2029	450	604
Series 2019A, GO, 5.00%, 11/1/2030	300	401
Series 2019A, GO, 5.00%, 11/1/2031	450	597
Series 2019A, GO, 5.00%, 11/1/2032	530	699
Series 2019A, GO, 4.00%, 11/1/2034	125	150
University of Vermont and State Agricultural College Rev., 5.00%, 10/1/2024	25	29
Vermont Educational and Health Buildings Financing Agency Series A, Rev., 5.00%, 11/1/2023	20	22
Vermont Educational and Health Buildings Financing Agency, The University of Vermont Medical Center Project Series 2016A, Rev., 5.00%, 12/1/2034	1,400	1,643
Vermont Municipal Bond Bank Series 2017-4, Rev., 5.00%, 12/1/2027	25	33

Total Vermont		4,573

Virginia — 2.1%
Albermarle County Economic Development Authority Rev., 5.00%, 6/1/2021	50	51
City of Alexandria
Series 2017C, GO, 5.00%, 7/1/2026	4,065	5,125
Series 2018C, GO, 5.00%, 7/15/2029	45	60
City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	13
City of Newport News Rev., 5.00%, 7/15/2024	10	12
City of Portsmouth Series A, GO, 5.00%, 7/15/2029	5,215	6,697
City of Richmond Series 2017D, GO, 5.00%, 3/1/2025	35	42
City of Richmond, Public Improvement Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,451
City of Virginia Beach, Public Improvement Bonds Series 2017A, GO, 5.00%, 4/1/2028	95	125
County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,455	9,646
County of Chesterfield, Public Improvement Bonds Series 2018A, GO, 5.00%, 1/1/2027	30	39
County of Fairfax Series 2016A, Rev., 4.00%, 7/15/2038	50	58
County of Henrico, Public Improvement
GO, 5.00%, 8/1/2024	10	12
GO, 5.00%, 7/15/2025	25	30
Culpeper County Economic Development Authority, Capital Projects Rev., 5.00%, 6/1/2022	75	80
Fairfax County Water Authority, Water Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,261
Hampton Roads Transportation Accountability Commission Series 2018A, Rev., 5.00%, 7/1/2027	45	58
Lexington Industrial Development Authority, Washington and Lee University
Series 2018A, Rev., 5.00%, 1/1/2023	120	132
Series 2018A, Rev., 5.00%, 1/1/2027	250	319
Series 2018A, Rev., 5.00%, 1/1/2028	200	262
Loudoun County Economic Development Authority, Public Facilities Project Series 2015A, Rev., 5.00%, 12/1/2020	35	35
Northern Virginia Transportation Authority
Rev., 5.00%, 6/1/2024	400	467

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 6/1/2033	2,035	2,348
Rev., 5.00%, 6/1/2034	2,285	2,632
Peninsula Ports Authority, Dominion Terminal Associates Project — DETC Issue Rev., 1.70%, 10/1/2022(b)	1,550	1,569
Powhatan County Economic Development Authority Rev., 5.00%, 10/15/2025	25	31
Roanoke Economic Development Authority, Carilion Clinic Obligated Group
Series 2010D, Rev., 5.00%, 7/1/2030(b)	10,425	13,732
Series 2020A, Rev., 4.00%, 7/1/2035	700	846
Series 2020A, Rev., 4.00%, 7/1/2036	1,000	1,205
Virginia Beach Development Authority, Public Facility
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,306
Series B, Rev., 5.00%, 7/15/2025	2,635	3,201
Virginia Beach Development Authority, Westminster-Canterbury on Chesapeak Bay Rev., 5.00%, 9/1/2021	30	31
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs
Series 2009E-1, Rev., 5.00%, 2/1/2022	20	21
Series 2016A, Rev., 5.00%, 2/1/2022	40	42
Series 2009E-1, Rev., 5.00%, 2/1/2023	55	61
Series 2017E, Rev., 5.00%, 2/1/2028	20	26
Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2024	250	294
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project
Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,799
Rev., NATL-RE, 5.25%, 1/1/2031	30	40
Virginia Commonwealth Transportation Board
Series 2012A, Rev., GAN, 4.50%, 3/15/2022	65	69
Series 2013A, Rev., GAN, 5.00%, 3/15/2023(c)	30	33
Series 2013-A, Rev., GAN, 5.00%, 3/15/2023	20	22
Rev., GAN, 5.00%, 3/15/2024	20	23
Rev., GAN, 5.00%, 9/15/2024	15	18
Rev., GAN, 5.00%, 3/15/2026	20	25
Virginia Commonwealth Transportation Board, Capital Projects
Rev., 5.00%, 5/15/2023	85	95
Series 2017A, Rev., 5.00%, 5/15/2027	5,500	7,086
Series A, Rev., 5.00%, 5/15/2028	2,750	3,577
Series A, Rev., 5.00%, 5/15/2030	10,000	12,873
Series 2017A, Rev., 5.00%, 5/15/2032	35	45
Virginia Commonwealth Transportation Board, Federal Transportation Rev., GAN, 5.00%, 9/15/2025	45	55
Virginia Commonwealth Transportation Board, U.S. Route 58 Corridor Development Program Series 2014B, Rev., 5.00%, 5/15/2021	15	15
Virginia Public Building Authority, Public Facilities Series 2016B, Rev., 5.00%, 8/1/2023	25	28
Virginia Public School Authority, School Financing 1997 Resolution
Series 2012A, Rev., 5.00%, 8/1/2022(c)	50	54
Series 2017B, Rev., 5.00%, 8/1/2027	115	149
Series 2015A, Rev., 5.00%, 8/1/2028	30	36
Virginia Public School Authority, School Technology and Security Notes Series VI, Rev., 5.00%, 4/15/2023	70	78
Virginia Public School Authority, Special Obligation School Financing, Prince William County Rev., 5.00%, 8/1/2024	40	47
Virginia Resources Authority, Clean Water State Revolving Fund Rev., 5.50%, 10/1/2022	7,390	8,109
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series 2019C, Rev., 5.00%, 11/1/2029	25	34
Virginia Resources Authority, Infrastructure Tax Exempt Series A, Rev., 5.00%, 11/1/2022	40	44

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Rev., 5.00%, 1/1/2023	500	545
Rev., 5.00%, 1/1/2024	550	621
Rev., 5.00%, 1/1/2025	700	816
Rev., 5.00%, 1/1/2026	750	897
Rev., 5.00%, 1/1/2027	1,000	1,221
Rev., 5.00%, 1/1/2028	1,200	1,495
Rev., 5.00%, 1/1/2029	1,400	1,745
Rev., 5.00%, 1/1/2030	1,650	2,043
Rev., 5.00%, 1/1/2031	1,500	1,848
Rev., 5.00%, 1/1/2032	1,500	1,839
Winchester Economic Development Authority Rev., 5.00%, 1/1/2021	40	40

Total Virginia		117,784

Washington — 4.6%
Benton County School District No. 17 Kennewick GO, 5.00%, 12/1/2027	50	60
Central Puget Sound Regional Transit Authority, Sales and Motor Vehicle Excise Tax
Series 2016 S-1, Rev., 5.00%, 11/1/2027	25	31
Series 2016 S-1, Rev., 5.00%, 11/1/2028	40	50
Chelan County Public Utility District No.1 Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	21,687
Chelan County School District No. 228 Cascade, Unlimited Tax GO, 5.00%, 12/1/2027	90	112
City of Edmonds, Civic Park Improvements
GO, 5.00%, 12/1/2028	170	226
GO, 5.00%, 12/1/2029	175	234
City of Everett
GO, 5.00%, 12/1/2026	60	76
Rev., 5.00%, 12/1/2027	25	32
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2026	40	51
City of Seattle Series 2015A, GO, 5.00%, 6/1/2024	50	58
City of Seattle, Municipal Light and Power Improvement Series A, Rev., 4.00%, 1/1/2048	2,000	2,307
City of Tacoma Rev., 5.00%, 12/1/2031	40	52
City of Tacoma, Electric System
Series 2013B, Rev., 5.00%, 1/1/2023	35	38
Rev., 5.00%, 1/1/2028	35	44
City of Tacoma, Water Supply System Rev., 5.00%, 12/1/2026	100	111
City of Wenatchee, Limited Tax GO, 4.00%, 12/1/2034	70	85
Clark County School District No. 114 Evergreen, Unlimited Tax GO, 5.00%, 12/1/2024	15	18
Clark County, Vancouver School District No. 37 GO, 5.00%, 12/1/2027	25	32
Clark Regional Wastewater District
Rev., 5.00%, 12/1/2025	125	154
Rev., 5.00%, 12/1/2026	195	246
Rev., 5.00%, 12/1/2027	200	259
Rev., 5.00%, 12/1/2028	435	576
Rev., 5.00%, 12/1/2029	455	615
Rev., 5.00%, 12/1/2030	200	269
Rev., 5.00%, 12/1/2031	250	335
Rev., 5.00%, 12/1/2032	125	166
Rev., 5.00%, 12/1/2033	105	139
Rev., 5.00%, 12/1/2034	180	238
Rev., 5.00%, 12/1/2035	160	211
Rev., 5.00%, 12/1/2037	310	406
Rev., 5.00%, 12/1/2040	400	520
County of Franklin, Limited Tax GO, AGM, 4.50%, 1/1/2037	20	21
County of King, Limited Tax
Series 2014A, GO, 5.00%, 6/1/2024(c)	35	41
Series 2017B, GO, 4.00%, 6/1/2036	200	233
County of King, Sewer
Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,832
Rev., 5.00%, 7/1/2031	30	38
County of Kitsap, Sewer Rev., 4.00%, 12/1/2032	25	31
County of Snohomish, Limited Tax Series 2010A, GO, 4.00%, 12/1/2020(c)	40	40
County of Spokane, Limited Tax Series 2019A, GO, 5.00%, 12/1/2040	25	33
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	25,026
Energy Northwest, Columbia Generating Station
Series A, Rev., 5.00%, 7/1/2021	25	26
Rev., 5.00%, 7/1/2031	30	36
Series 2018C, Rev., 5.00%, 7/1/2031	35	45
Series 2018A, Rev., 5.00%, 7/1/2034	25	32

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, Rev., 5.00%, 7/1/2034	5,025	6,303
Rev., 5.00%, 7/1/2035	75	99
Rev., 5.00%, 7/1/2036	40	52
Franklin County School District No. 1 Pasco GO, 5.00%, 12/1/2026	30	36
FYI Properties, State of Washington District Project — Green Bonds
Rev., 5.00%, 6/1/2030	35	44
Rev., 5.00%, 6/1/2031	5,650	7,065
Rev., 5.00%, 6/1/2032	235	292
Rev., 5.00%, 6/1/2033	5,345	6,621
Rev., 5.00%, 6/1/2034	5,990	7,402
Rev., 5.00%, 6/1/2035	7,200	8,877
Rev., 5.00%, 6/1/2036	4,915	6,042
Rev., 5.00%, 6/1/2037	7,395	9,066
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Series 2012A, Rev., 5.00%, 1/1/2022(c)	30	32
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	148
King County Public Hospital District No. 2, EvergreenHealth
Series 2020A, GO, 4.00%, 12/1/2039	4,745	5,545
Series 2020A, GO, 4.00%, 12/1/2045	6,750	7,765
King County Rural Library District GO, 4.00%, 12/1/2023	75	83
King County School District No. 403 Renton GO, 4.00%, 12/1/2036	35	43
King County School District No. 405 Bellevue GO, 5.00%, 12/1/2023	25	29
King County School District No. 411 Issaquah
GO, 2.00%, 12/1/2020	30	30
GO, 5.00%, 12/1/2020	100	100
GO, 5.00%, 12/1/2027	30	39
GO, 5.00%, 12/1/2030	205	263
King County School District No. 412 Shoreline GO, 5.00%, 12/1/2025	60	68
King County School District No. 415 Kent GO, 4.00%, 12/1/2037	40	48
Kitsap County School District No. 401 Central Kitsap, Unlimited Tax GO, 4.00%, 12/1/2031	45	54
Metropolitan Park District of Tacoma, Unlimited Tax
GO, 5.00%, 12/1/2036	600	756
GO, 5.00%, 12/1/2037	1,750	2,198
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/1/2027	45	55
Pierce County, Franklin Pierce School District No. 402, Unlimited Tax GO, 5.00%, 12/1/2027	30	39
Pierce County, Peninsula School District No. 401, Unlimited Tax GO, 5.00%, 12/1/2033	55	72
Port of Seattle, Intermediate Lien
Series 2012A, Rev., 4.00%, 8/1/2021	25	26
Series B, Rev., 5.00%, 3/1/2032	4,000	4,522
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,126
Port of Tacoma, Limited Tax
Series 2016A, GO, 5.00%, 12/1/2030	15	19
Series 2016A, GO, 5.00%, 12/1/2031	25	31
Shoreline Fire Department GO, 5.00%, 12/1/2027	25	32
Snohomish County School District No. 15 Edmonds GO, 5.00%, 12/1/2021	30	31
Snohomish County School District No. 6 Mukilteo GO, 5.00%, 12/1/2023	85	97
Spokane & Whitman Counties School District No. 360 Cheney, Unlimited Tax GO, 4.00%, 12/1/2030	100	119
Spokane County School District No. 81, Unlimited Tax
GO, 5.00%, 12/1/2031	30	40
GO, 5.00%, 12/1/2034	25	33
State of Washington
Series 2017A, COP, 5.00%, 7/1/2029	35	45
Series 2018B, COP, 5.00%, 7/1/2041	40	50
State of Washington, Local Ageny Real and Personal Property COP, 5.00%, 7/1/2034	1,050	1,340
State of Washington, Motor Vehicle Fuel Tax
Series 2018D, GO, 5.00%, 2/1/2025	75	90
Series 2017B, GO, 4.00%, 8/1/2026	90	108
Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,912
Series R-2016C, GO, 5.00%, 7/1/2030	30	36

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Washington, State and Local Agency Personal Property Series 2013A, COP, 5.00%, 7/1/2023	25	28
State of Washington, State and Local Agency Real and Personal Property
Series 2019A, COP, 5.00%, 1/1/2035	45	58
Series 2015C, COP, 4.00%, 1/1/2038	50	56
State of Washington, Various Purpose
Series 2011B, GO, 5.00%, 2/1/2021(c)	10	10
Series 2019C, GO, 5.00%, 2/1/2023	25	28
Series R-2015C, GO, 5.00%, 7/1/2023	25	28
Series 2018D, GO, 5.00%, 8/1/2024	35	41
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	5,046
Series R-2017A, GO, 5.00%, 8/1/2026	85	107
Series 2016C, GO, 5.00%, 2/1/2028	30	37
Series 2018C, GO, 5.00%, 2/1/2030	20	26
Series 2017A, GO, 5.00%, 8/1/2030	50	62
Series R-2015C, GO, 5.00%, 7/1/2031	100	118
Series R-2018C, GO, 5.00%, 8/1/2031	65	83
Series R-2018C, GO, 5.00%, 8/1/2033	70	89
Series 2020C, GO, 5.00%, 2/1/2034	300	404
Series C, GO, 5.00%, 2/1/2037	14,430	18,255
Series 2016A-1, GO, 5.00%, 8/1/2038	100	119
Series 2017D, GO, 5.00%, 2/1/2040	40	49
Series B, GO, 5.00%, 2/1/2040	20,965	24,467
Series 2018A, GO, 5.00%, 8/1/2040	10,000	12,520
Series 2020C, GO, 5.00%, 2/1/2041	75	99
Series 2018B, GO, 5.00%, 8/1/2042	4,050	5,046
Thurston and Pierce Counties Community Schools, Unlimited Tax
GO, 5.00%, 12/1/2027	30	39
GO, 4.00%, 12/1/2034	35	42
University of Washington
Series 2015C, Rev., 5.00%, 12/1/2023	25	29
Rev., 5.00%, 4/1/2029	1,860	2,357
Washington Health Care Facilities Authority, Commonspirit Health
Series A-1, Rev., 5.00%, 8/1/2031	780	989
Series A-2, Rev., 5.00%, 8/1/2031	1,000	1,267
Series A-1, Rev., 5.00%, 8/1/2032	1,000	1,257
Series A-2, Rev., 5.00%, 8/1/2032	1,000	1,257
Series A-1, Rev., 5.00%, 8/1/2034	1,250	1,559
Series A-2, Rev., 5.00%, 8/1/2034	1,000	1,248
Series A-1, Rev., 5.00%, 8/1/2035	750	933
Series A-2, Rev., 5.00%, 8/1/2035	1,000	1,244
Washington Health Care Facilities Authority, Multicare Health System
Series 2017B, Rev., 5.00%, 8/15/2031	30	38
Series 2017B, Rev., 5.00%, 8/15/2034	35	43
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012B, Rev., 4.00%, 10/1/2021(b)	2,000	2,058
Series B, Rev., 5.00%, 10/1/2021(b)	2,500	2,593
Series 2012A, Rev., 5.00%, 10/1/2026	390	422
Washington Health Care Facilities Authority, Providence St. Joseph Health Series 2018B, Rev., 5.00%, 10/1/2025	50	61
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 9/1/2038	500	639
Rev., 5.00%, 9/1/2039	100	128
Rev., 4.00%, 9/1/2045	6,750	7,592
Washington Higher Education Facilities Authority, Seattle University Project
Rev., 3.50%, 5/1/2039	460	483
Rev., 3.63%, 5/1/2040	985	1,042
Rev., 4.00%, 5/1/2045	500	552
Washington State Housing Finance Commission, Rockwood Retirement Communities Project
Rev., 5.00%, 1/1/2032(d)	1,920	2,042
Series 2020A, Rev., 5.00%, 1/1/2041(d)	2,000	2,037

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-50M Rev., 3.00%, 7/1/2027(d)	7,050	7,071
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Temps-85M Rev., 3.38%, 7/1/2028(d)	7,200	7,221
Washington State University
Rev., 5.00%, 4/1/2030	40	47
Series 2012B, Rev., 4.00%, 4/1/2035	25	26
Whatcom County School District No. 501 Bellingham
GO, 5.00%, 12/1/2020	25	25
GO, 4.00%, 12/1/2031	100	124
Whitman County Reorganized School District No. 300 Colfax Unlimited Tax GO, 5.00%, 12/1/2032	40	51
Yakima & Benton Counties School District No. 116-200 Grandview, Unlimited Tax GO, 5.00%, 12/1/2032	25	31
Yakima County School District No. 208 West Valley GO, 4.00%, 12/1/2034	30	37

Total Washington		254,155

West Virginia — 0.1%
State of West Virginia
Series 2018A, GO, 5.00%, 6/1/2028	25	33
Series 2019A, GO, 5.00%, 12/1/2043	40	52
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Company — Amos Project Series 2009-B, Rev., 2.63%, 6/1/2022(b)	6,460	6,649

Total West Virginia		6,734

Wisconsin — 0.9%
City of Mequon, Water System Series 2017A, Rev., 4.00%, 5/1/2027	25	29
County of Milwaukee, Airport Series 2019A, Rev., 5.00%, 12/1/2026	175	217
DeForest Area School District GO, 4.00%, 4/1/2031	25	30
McFarland School District, School Improvement Series 2018A, GO, 4.00%, 4/1/2025	25	29
Milwaukee Area Technical College District Series 2018-19C, GO, 4.00%, 6/1/2023	40	44
Oconomowoc Area School District GO, 4.00%, 4/1/2025	145	168
Public Finance Authority, Acts Retirement Life Communities, Inc., Obligated Group
Series 2020A, Rev., 4.00%, 11/15/2037	300	333
Series 2020A, Rev., 5.00%, 11/15/2041	1,445	1,701
Public Finance Authority, Blue Ridge Healthcare Facilities
Series 2020A, Rev., 5.00%, 1/1/2024	150	169
Series 2020A, Rev., 5.00%, 1/1/2025	150	175
Series 2020A, Rev., 5.00%, 1/1/2026	390	468
Series 2020A, Rev., 5.00%, 1/1/2027	500	613
Series 2020A, Rev., 5.00%, 1/1/2028	1,000	1,246
Series 2020A, Rev., 5.00%, 1/1/2029	665	843
Series 2020A, Rev., 5.00%, 1/1/2030	540	696
Series 2020A, Rev., 5.00%, 1/1/2031	650	834
Series 2020A, Rev., 5.00%, 1/1/2032	680	868
Series 2020A, Rev., 5.00%, 1/1/2033	500	634
Series 2020A, Rev., 5.00%, 1/1/2034	500	632
Series 2020A, Rev., 5.00%, 1/1/2035	500	631
Series 2020A, Rev., 5.00%, 1/1/2036	500	628
Series 2020A, Rev., 5.00%, 1/1/2037	600	751
Series 2020A, Rev., 5.00%, 1/1/2038	735	918
Series 2020A, Rev., 5.00%, 1/1/2039	700	872
Series 2020A, Rev., 5.00%, 1/1/2040	500	622
Series 2020A, Rev., 4.00%, 1/1/2045	750	845
Public Finance Authority, ENO River Academy Project
Series 2020A, Rev., 4.00%, 6/15/2030(d)	235	250
Series 2020A, Rev., 5.00%, 6/15/2040(d)	405	447

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2022	190	200
Rev., 5.00%, 6/15/2024	205	230
Rev., 5.00%, 6/15/2026	225	266
Rev., 5.00%, 6/15/2034	215	257
Rev., 5.00%, 6/15/2039	390	459
Public Finance Authority, Renown Regional Medical Center Project
Rev., 5.00%, 6/1/2031	1,050	1,366
Rev., 5.00%, 6/1/2032	1,650	2,129
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 3.25%, 1/1/2028	835	898
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	15,229
State of Wisconsin
Series 2011-1, GO, 5.00%, 5/1/2021(c)	30	31
Series 2017-1, GO, 5.00%, 11/1/2023	30	34
Series 2019A, GO, 5.00%, 5/1/2030	65	81
Series 3, GO, 5.00%, 11/1/2030	4,190	5,336
Series 2017-3, GO, 5.00%, 11/1/2032	20	25
State of Wisconsin, Annual Appropriation Federally Tax-Exempt
Series A, Rev., 5.00%, 5/1/2028	7,200	9,188
Series 2017B, Rev., 5.00%, 5/1/2035	25	30
Wisconsin Department of Transportation
Series 2012-1, Rev., 5.00%, 7/1/2022	40	43
Series 2012-1, Rev., 5.00%, 7/1/2022(c)	20	21
Series 2015-1, Rev., 5.00%, 7/1/2023	35	39
Series 2017-1, Rev., 5.00%, 7/1/2023	35	39
Series 2015-1, Rev., 5.00%, 7/1/2026	25	30
Series 2017-1, Rev., 5.00%, 7/1/2027	115	149
Series 2017-1, Rev., 5.00%, 7/1/2030	60	70
Series 2017-2, Rev., 5.00%, 7/1/2030	30	38
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	119
Wisconsin Health and Educational Facilities Authority, Aspirus, Inc., Obligated Group Rev., 5.00%, 8/15/2027	25	28

Total Wisconsin		52,028

Wyoming — 0.5%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	25,789

TOTAL MUNICIPAL BONDS (Cost $4,753,023)		5,119,023

	Shares (000)
SHORT-TERM INVESTMENTS — 6.9%
INVESTMENT COMPANIES — 6.9%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09%(h)(i)(Cost $379,333)	379,146	379,373

Total Investments — 99.7% (Cost $5,132,356)		5,498,396
Other Assets Less Liabilities — 0.3%		17,865

Net Assets — 100.0%		5,516,261

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GAN	Grant Anticipation Note
GO	General Obligation
GRAN	Grant Revenue Anticipation Note
GTD	Guaranteed
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
SIFMA	The Securities Industry and Financial Markets Association
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2020.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$5,119,023	$—	$5,119,023
Short-Term Investments
Investment Companies	379,373	—	—	379,373

Total Investments in Securities	$379,373	$5,119,023	$—	$5,498,396

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.09% (a)(b)	$143,314	$2,273,463	$2,037,444	$—	(c)	$40	$379,373	379,146	$612	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.
(c)	Amount rounds to less than one thousand.